UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 8/31/2025

Date of reporting period: 2/28/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares ESG Aware MSCI USA ETF

ESGU |NASDAQ

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
5.59%	17.61%	16.17%	14.58%
MSCI USA Index...
6.49	18.55	16.81	14.87
MSCI USA Extended ESG Focus Index...
5.68	17.80	16.33	14.76

Key Fund statistics

Net Assets...
$13,702,419,575
Number of Portfolio Holdings...
289
Portfolio Turnover Rate...
13%

The inception date of the Fund was December 1, 2016.

The performance of the MSCI USA Extended ESG Focus Index in this report reflects the performance of the MSCI USA ESG Focus Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI USA Extended ESG Focus Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.6%
Financials...
14.1
Health Care...
11.0
Consumer Discretionary...
10.0
Industrials...
9.1
Communication Services...
8.3
Consumer Staples...
5.8
Energy...
3.6
Materials...
2.3
Real Estate...
2.2
Utilities...
2.0

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.8%
NVIDIA Corp...
6.0
Microsoft Corp...
5.4
Amazon.com, Inc...
3.8
Alphabet, Inc., Class C, NVS...
2.9
Meta Platforms, Inc., Class A...
2.6
Broadcom, Inc...
1.7
Tesla, Inc...
1.6
Eli Lilly & Co...
1.5
JPMorgan Chase & Co...
1.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2025

ESGU-02/25-SAR

iShares ESG Aware MSCI USA Growth ETF

EGUS |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$9	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
7.09%	18.26%	29.77%
MSCI USA Index...
6.49	18.55	21.98
MSCI USA Growth Extended ESG Focus Index...
7.24	18.54	29.89

Key Fund statistics

Net Assets...
$22,549,026
Number of Portfolio Holdings...
94
Portfolio Turnover Rate...
16%

The inception date of the Fund was January 31, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
51.7%
Consumer Discretionary...
12.9
Communication Services...
12.5
Health Care...
6.8
Financials...
6.2
Industrials...
5.0
Energy...
1.4
Consumer Staples...
1.4
Real Estate...
1.2
Materials...
0.8
Utilities...
0.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.8%
NVIDIA Corp...
11.6
Microsoft Corp...
10.3
Amazon.com, Inc...
7.2
Meta Platforms, Inc., Class A...
4.7
Broadcom, Inc...
3.3
Alphabet, Inc., Class A...
3.3
Alphabet, Inc., Class C, NVS...
3.2
Tesla, Inc...
3.1
Eli Lilly & Co...
2.7

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Growth ETF

Semi-Annual Shareholder Report — February 28, 2025

EGUS-02/25-SAR

iShares ESG Aware MSCI USA Small-Cap ETF

ESML |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$8	0.17%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
0.47%	7.52%	11.47%	8.58%
MSCI USA Index...
6.49	18.55	16.81	14.32
MSCI USA Small Cap Extended ESG Focus Index...
0.54	7.74	11.59	8.70

Key Fund statistics

Net Assets...
$1,866,433,661
Number of Portfolio Holdings...
919
Portfolio Turnover Rate...
17%

The inception date of the Fund was April 10, 2018.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.9%
Financials...
17.1
Consumer Discretionary...
14.0
Information Technology...
13.4
Health Care...
12.3
Real Estate...
5.8
Materials...
4.8
Energy...
4.4
Consumer Staples...
4.0
Communication Services...
2.7
Utilities...
2.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Foods Holding Corp...
0.6%
Casey's General Stores, Inc...
0.5
Janus Henderson Group PLC...
0.5
Tapestry, Inc...
0.4
TechnipFMC PLC...
0.4
Guidewire Software, Inc...
0.4
Ingredion, Inc...
0.4
Sprouts Farmers Market, Inc...
0.4
East West Bancorp, Inc...
0.4
ONE Gas, Inc...
0.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Small-Cap ETF

Semi-Annual Shareholder Report — February 28, 2025

ESML-02/25-SAR

iShares ESG Aware MSCI USA Value ETF

EVUS |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$9	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
3.27%	15.45%	11.07%
MSCI USA Index...
6.49	18.55	21.98
MSCI USA Value Extended ESG Focus Index...
3.40	15.73	11.27

Key Fund statistics

Net Assets...
$21,707,468
Number of Portfolio Holdings...
255
Portfolio Turnover Rate...
18%

The inception date of the Fund was January 31, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
22.1%
Health Care...
15.7
Industrials...
13.8
Information Technology...
11.1
Consumer Staples...
9.6
Energy...
6.7
Consumer Discretionary...
5.9
Utilities...
4.1
Real Estate...
4.0
Materials...
4.0
Communication Services...
3.0

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
JPMorgan Chase & Co...
2.9%
Procter & Gamble Co. (The)...
2.0
Home Depot, Inc. (The)...
1.9
UnitedHealth Group, Inc...
1.6
Coca-Cola Co. (The)...
1.5
Berkshire Hathaway, Inc., Class B...
1.5
Johnson & Johnson...
1.5
AbbVie, Inc...
1.5
Exxon Mobil Corp...
1.3
Salesforce, Inc...
1.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Value ETF

Semi-Annual Shareholder Report — February 28, 2025

EVUS-02/25-SAR

iShares ESG MSCI USA Leaders ETF

SUSL |NASDAQ

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$5	0.10%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
3.32%	13.70%	16.19%	15.00%
MSCI USA Index...
6.49	18.55	16.81	15.14
MSCI USA Extended ESG Leaders Index...
3.37	13.81	16.29	15.10

Key Fund statistics

Net Assets...
$976,444,094
Number of Portfolio Holdings...
293
Portfolio Turnover Rate...
1%

The inception date of the Fund was May 7, 2019.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.1%
Financials...
14.0
Consumer Discretionary...
10.8
Health Care...
10.7
Communication Services...
9.5
Industrials...
8.3
Consumer Staples...
5.7
Materials...
2.7
Real Estate...
2.3
Energy...
1.8
Utilities...
1.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
11.5%
Microsoft Corp...
10.5
Alphabet, Inc., Class A...
3.7
Alphabet, Inc., Class C, NVS...
3.2
Tesla, Inc...
3.2
Eli Lilly & Co...
2.8
Visa, Inc., Class A...
2.3
Mastercard, Inc., Class A...
1.8
Procter & Gamble Co. (The)...
1.5
Johnson & Johnson...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI USA Leaders ETF

Semi-Annual Shareholder Report — February 28, 2025

SUSL-02/25-SAR

iShares Paris-Aligned Climate MSCI USA ETF

PABU |NASDAQ

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate MSCI USA ETF	$5	0.10%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
3.99%	15.72%	9.44%
MSCI USA Index...
6.49	18.55	10.95
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
4.05	15.84	9.51

Key Fund statistics

Net Assets...
$1,914,878,854
Number of Portfolio Holdings...
207
Portfolio Turnover Rate...
8%

The inception date of the Fund was February 8, 2022.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.4%
Financials...
14.6
Health Care...
11.3
Consumer Discretionary...
10.9
Communication Services...
8.3
Real Estate...
8.2
Industrials...
5.9
Materials...
2.1
Utilities...
1.6
Consumer Staples...
0.7

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.7%
Apple, Inc...
7.4
Microsoft Corp...
6.7
Amazon.com, Inc...
3.9
Tesla, Inc...
3.1
Meta Platforms, Inc., Class A...
2.9
Alphabet, Inc., Class C, NVS...
2.4
Equinix, Inc...
2.2
Sherwin-Williams Co. (The)...
2.1
Eli Lilly & Co...
2.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Paris-Aligned Climate MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2025

PABU-02/25-SAR

iShares Climate Conscious & Transition MSCI USA ETF

USCL |NASDAQ

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$4	0.08%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
7.46%	19.70%	24.51%
MSCI USA Index...
6.49	18.55	22.98
MSCI USA Extended Climate Action Index...
7.51	19.80	24.57

Key Fund statistics

Net Assets...
$2,294,391,246
Number of Portfolio Holdings...
295
Portfolio Turnover Rate...
5%

The inception date of the Fund was June 6, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.4%
Financials...
14.8
Communication Services...
12.4
Consumer Discretionary...
12.3
Health Care...
11.8
Consumer Staples...
6.5
Industrials...
6.4
Energy...
3.6
Real Estate...
2.4
Materials...
2.2
Utilities...
2.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
5.5%
Amazon.com, Inc...
4.9
Microsoft Corp...
4.8
NVIDIA Corp...
4.4
Meta Platforms, Inc., Class A...
4.0
Alphabet, Inc., Class A...
2.5
Tesla, Inc...
2.4
Alphabet, Inc., Class C, NVS...
2.2
JPMorgan Chase & Co...
2.1
Eli Lilly & Co...
2.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Climate Conscious & Transition MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2025

USCL-02/25-SAR

iShares ESG Advanced MSCI USA ETF

USXF |NASDAQ

Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$5	0.10%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
4.07%	15.80%	16.73%
MSCI USA Index...
6.49	18.55	16.29
MSCI USA Choice ESG Screened Index...
4.13	15.93	16.88

Key Fund statistics

Net Assets...
$1,328,490,255
Number of Portfolio Holdings...
340
Portfolio Turnover Rate...
4%

The inception date of the Fund was June 16, 2020.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
39.3%
Financials...
20.8
Industrials...
11.2
Consumer Discretionary...
8.9
Health Care...
7.0
Real Estate...
4.7
Materials...
3.7
Communication Services...
2.4
Consumer Staples...
1.9
Utilities...
0.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.2%
Broadcom, Inc...
4.4
Visa, Inc., Class A...
3.1
Mastercard, Inc., Class A...
2.3
Home Depot, Inc. (The)...
2.0
Linde PLC...
1.1
Accenture PLC, Class A...
1.1
ServiceNow, Inc...
1.0
Adobe, Inc...
0.9
Verizon Communications, Inc...
0.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2025

USXF-02/25-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
February 28, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX Exchange
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX Exchange
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX Exchange
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate MSCI USA ETF | PABU | NASDAQ

Table of Contents
Page

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Axon Enterprise, Inc.
(a)
..................... 39,021 $ 20,620,647
General Electric Co. ....................... 250,316 51,810,406
Howmet Aerospace, Inc. .................... 103,020 14,072,532
Northrop Grumman Corp. ................... 45,515 21,016,096
RTX Corp. ............................. 515,581 68,567,117
176,086,798
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 143,715 14,604,319
Expeditors International of Washington, Inc. ....... 303,945 35,670,985
50,275,304
a
Automobiles  —  1 .7%
Rivian Automotive, Inc. , Class A
(a)
.............. 975,042 11,544,497
Tesla, Inc.
(a)
............................. 746,444 218,693,163
230,237,660
a
Banks  —  3 .2%
Bank of America Corp. ..................... 1,837,331 84,700,959
Citigroup, Inc. ........................... 557,261 44,553,017
Huntington Bancshares, Inc. ................. 833,617 13,729,672
JPMorgan Chase & Co. .................... 694,882 183,900,521
PNC Financial Services Group, Inc. (The) ........ 230,501 44,237,752
Truist Financial Corp. ...................... 377,378 17,491,470
U.S. Bancorp ........................... 466,224 21,865,906
Wells Fargo & Co. ........................ 451,636 35,372,132
445,851,429
a
Beverages  —  1 .3%
Coca-Cola Co. (The) ...................... 1,346,509 95,884,906
Keurig Dr Pepper, Inc. ..................... 433,886 14,543,859
Molson Coors Beverage Co. , Class B ........... 388,599 23,817,233
PepsiCo, Inc. ........................... 254,835 39,109,527
173,355,525
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 483,990 101,168,430
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 56,318 13,896,466
Amgen, Inc. ............................ 126,532 38,979,448
Biogen, Inc.
(a)
........................... 103,094 14,484,707
Gilead Sciences, Inc. ...................... 617,758 70,615,917
Regeneron Pharmaceuticals, Inc. .............. 27,813 19,434,056
Vertex Pharmaceuticals, Inc.
(a)
................ 91,570 43,934,370
302,513,394
a
Broadline Retail  —  4 .0%
Amazon.com, Inc.
(a)
....................... 2,438,559 517,657,305
MercadoLibre, Inc.
(a)
....................... 12,753 27,060,208
544,717,513
a
Building Products  —  0 .9%
Carrier Global Corp. ....................... 315,724 20,458,915
Johnson Controls International PLC ............ 268,651 23,012,645
Lennox International, Inc. ................... 22,389 13,456,908
Owens Corning .......................... 79,269 12,210,597
Trane Technologies PLC .................... 151,956 53,746,837
122,885,902
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 25,737 13,828,490
Bank of New York Mellon Corp. (The) ........... 509,990 45,363,611
BlackRock, Inc.
(c)
......................... 14,435 14,114,254
Cboe Global Markets, Inc. ................... 104,722 22,075,398
Charles Schwab Corp. (The) ................. 371,089 29,512,708
Security Shares Value
a
Capital Markets (continued)
Coinbase Global, Inc. , Class A
(a)
............... 53,205 $ 11,472,062
FactSet Research Systems, Inc. ............... 30,601 14,129,706
Goldman Sachs Group, Inc. (The) ............. 98,781 61,470,429
Intercontinental Exchange, Inc. ............... 249,156 43,161,294
KKR & Co., Inc. .......................... 109,403 14,833,953
Moody's Corp. ........................... 84,154 42,408,567
Morgan Stanley .......................... 475,013 63,228,980
Nasdaq, Inc. ............................ 376,328 31,152,432
Raymond James Financial, Inc. ............... 171,115 26,466,357
S&P Global, Inc. ......................... 152,795 81,552,803
State Street Corp. ........................ 140,276 13,919,587
528,690,631
a
Chemicals  —  1 .1%
Air Products and Chemicals, Inc. .............. 44,114 13,946,641
Ecolab, Inc. ............................ 203,944 54,862,975
International Flavors & Fragrances, Inc. .......... 162,864 13,323,904
Linde PLC ............................. 92,626 43,260,973
PPG Industries, Inc. ....................... 222,262 25,164,504
150,558,997
a
Commercial Services & Supplies  —  0 .4%
Copart, Inc.
(a)
........................... 238,294 13,058,511
Veralto Corp. ............................ 374,451 37,355,232
50,413,743
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 316,859 29,483,730
Cisco Systems, Inc. ....................... 1,096,916 70,323,285
F5, Inc.
(a)
.............................. 45,775 13,385,983
Motorola Solutions, Inc. .................... 69,468 30,581,203
143,774,201
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 32,449 13,268,721
a
Construction Materials  —  0 .5%
CRH PLC .............................. 528,903 54,223,136
Martin Marietta Materials, Inc. ................ 32,794 15,844,093
70,067,229
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 228,629 68,808,184
Capital One Financial Corp. .................. 70,049 14,048,327
Discover Financial Services .................. 143,820 28,072,225
Synchrony Financial ....................... 217,488 13,197,172
124,125,908
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 122,394 128,343,572
Dollar Tree, Inc.
(a)
......................... 188,937 13,765,950
Target Corp. ............................ 218,189 27,107,802
169,217,324
a
Containers & Packaging  —  0 .3%
Ball Corp. .............................. 323,603 17,050,642
Crown Holdings, Inc. ...................... 157,702 14,134,831
International Paper Co. ..................... 244,852 13,797,410
44,982,883
a
Distributors  —  0 .4%
LKQ Corp. ............................. 877,950 37,040,711
Pool Corp. ............................. 40,989 14,223,183
51,263,894
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 1,245,173 $ 34,130,192
Verizon Communications, Inc. ................ 1,186,922 51,156,338
85,286,530
a
Electric Utilities  —  0 .9%
Constellation Energy Corp. .................. 67,472 16,904,772
Edison International ....................... 274,456 14,941,385
Eversource Energy ....................... 226,933 14,299,048
Exelon Corp. ............................ 573,812 25,362,491
NextEra Energy, Inc. ...................... 823,767 57,803,730
129,311,426
a
Electrical Equipment  —  0 .4%
Eaton Corp. PLC ......................... 44,970 13,190,600
GE Vernova, Inc. ......................... 70,487 23,625,833
Hubbell, Inc. ............................ 35,595 13,226,746
50,043,179
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 114,686 18,295,858
Trimble, Inc.
(a)
........................... 190,130 13,685,557
31,981,415
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 477,802 21,305,191
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 117,205 15,133,510
Netflix, Inc.
(a)
............................ 103,227 101,220,267
Walt Disney Co. (The) ..................... 392,570 44,674,466
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,325,764 15,193,255
176,221,498
a
Financial Services  —  3 .4%
Berkshire Hathaway, Inc. , Class B
(a)
............ 153,866 79,060,967
Fidelity National Information Services, Inc. ........ 202,090 14,372,641
Fiserv, Inc.
(a)
............................ 73,567 17,339,006
Mastercard, Inc. , Class A .................... 277,678 160,028,608
PayPal Holdings, Inc.
(a)
..................... 179,084 12,723,918
Visa, Inc. , Class A ........................ 488,258 177,096,059
460,621,199
a
Food Products  —  1 .6%
Archer-Daniels-Midland Co. .................. 347,322 16,393,598
Bunge Global SA ......................... 304,326 22,577,946
Conagra Brands, Inc. ...................... 589,208 15,048,372
General Mills, Inc. ........................ 986,874 59,824,302
Kellanova .............................. 544,691 45,154,884
Kraft Heinz Co. (The) ...................... 945,360 29,032,006
McCormick & Co., Inc. , NVS ................. 208,249 17,203,450
The Campbell's Company ................... 368,992 14,781,819
220,016,377
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 418,716 13,403,099
JB Hunt Transport Services, Inc. .............. 80,797 13,023,668
Old Dominion Freight Line, Inc. ............... 67,273 11,873,685
Uber Technologies, Inc.
(a)
................... 471,389 35,830,278
Union Pacific Corp. ....................... 210,914 52,030,375
126,161,105
a
Health Care Equipment & Supplies  —  1 .7%
Dexcom, Inc.
(a)
.......................... 155,529 13,744,098
Edwards Lifesciences Corp.
(a)
................ 489,806 35,079,906
Hologic, Inc.
(a)
........................... 220,235 13,960,697
IDEXX Laboratories, Inc.
(a)
................... 81,920 35,808,051
Insulet Corp.
(a)
........................... 46,638 12,698,128
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.
(a)
..................... 94,196 $ 53,988,437
STERIS PLC ............................ 171,299 37,559,019
Stryker Corp. ........................... 59,972 23,160,587
Zimmer Biomet Holdings, Inc. ................ 137,792 14,374,461
240,373,384
a
Health Care Providers & Services  —  2 .6%
Cardinal Health, Inc. ....................... 271,654 35,173,760
Cencora, Inc. ........................... 88,635 22,472,518
Centene Corp.
(a)
......................... 251,736 14,640,966
Cigna Group (The) ........................ 99,219 30,643,788
CVS Health Corp. ........................ 214,726 14,111,792
Elevance Health, Inc. ...................... 122,783 48,730,117
HCA Healthcare, Inc. ...................... 44,456 13,616,873
Humana, Inc. ........................... 54,733 14,800,898
Labcorp Holdings, Inc. ..................... 57,104 14,335,388
McKesson Corp. ......................... 37,938 24,290,184
Quest Diagnostics, Inc. ..................... 120,008 20,749,383
UnitedHealth Group, Inc. .................... 211,149 100,287,329
353,852,996
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 246,904 37,902,233
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 71,604 16,049,321
a
Hotels, Restaurants & Leisure  —  1 .7%
Booking Holdings, Inc. ..................... 10,614 53,239,930
Chipotle Mexican Grill, Inc.
(a)
................. 279,250 15,071,123
DoorDash, Inc. , Class A
(a)
................... 66,423 13,180,980
Flutter Entertainment PLC
(a)
.................. 104,625 29,356,729
Hilton Worldwide Holdings, Inc. ............... 52,367 13,875,160
McDonald's Corp. ........................ 194,030 59,825,270
Royal Caribbean Cruises Ltd. ................ 53,792 13,238,211
Starbucks Corp. .......................... 286,451 33,173,890
230,961,293
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 202,134 22,477,301
Clorox Co. (The) ......................... 177,368 27,738,582
Kimberly-Clark Corp. ...................... 103,801 14,740,780
Procter & Gamble Co. (The) ................. 813,061 141,342,524
206,299,187
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 344,818 53,488,168
Honeywell International, Inc. ................. 270,862 57,663,811
111,151,979
a
Industrial REITs  —  0 .1%
Prologis, Inc. ............................ 143,458 17,777,315
a
Insurance  —  2 .6%
Aflac, Inc. .............................. 138,355 15,145,722
Allstate Corp. (The) ....................... 93,932 18,706,558
Aon PLC , Class A ........................ 35,675 14,595,356
Arch Capital Group Ltd. .................... 159,398 14,809,668
Arthur J Gallagher & Co. .................... 46,793 15,803,868
Assurant, Inc. ........................... 73,230 15,223,785
Hartford Insurance Group, Inc. (The) ............ 481,988 57,009,541
Marsh & McLennan Companies, Inc. ............ 171,807 40,862,577
MetLife, Inc. ............................ 403,642 34,785,867
Progressive Corp. (The)
(b)
................... 144,611 40,780,302
Prudential Financial, Inc. .................... 531,363 61,159,881
Travelers Companies, Inc. (The) ............... 59,060 15,266,419

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 44,652 $ 15,166,052
359,315,596
a
Interactive Media & Services  —  6 .1%
Alphabet, Inc. , Class A ..................... 444,969 75,769,321
Alphabet, Inc. , Class C , NVS ................. 2,309,092 397,671,824
Meta Platforms, Inc. , Class A ................. 533,874 356,734,607
830,175,752
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 178,586 62,237,221
Akamai Technologies, Inc.
(a)
.................. 154,370 12,454,572
Cloudflare, Inc. , Class A
(a)
................... 83,405 12,118,747
Gartner, Inc.
(a)
........................... 32,848 16,368,815
GoDaddy, Inc. , Class A
(a)
.................... 84,395 15,148,902
International Business Machines Corp. .......... 297,307 75,052,179
MongoDB, Inc. , Class A
(a)
................... 45,862 12,264,875
Snowflake, Inc. , Class A
(a)
................... 82,129 14,545,046
Twilio, Inc. , Class A
(a)
...................... 112,123 13,446,911
233,637,268
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 134,359 17,187,203
Avantor, Inc.
(a) (b)
.......................... 811,505 13,552,133
Danaher Corp. .......................... 184,429 38,316,969
IQVIA Holdings, Inc.
(a)
...................... 79,075 14,929,360
Mettler-Toledo International, Inc.
(a)
............. 10,981 13,975,738
Waters Corp.
(a) (b)
......................... 55,087 20,786,529
West Pharmaceutical Services, Inc. ............ 66,905 15,544,708
134,292,640
a
Machinery  —  2 .0%
Caterpillar, Inc. .......................... 139,752 48,067,700
CNH Industrial N.V. ....................... 1,231,275 15,858,822
Cummins, Inc. ........................... 142,677 52,530,818
Deere & Co. ............................ 75,561 36,328,973
Fortive Corp.
(b)
........................... 245,417 19,520,468
IDEX Corp. ............................. 71,699 13,933,267
Parker-Hannifin Corp. ...................... 32,456 21,697,161
Pentair PLC ............................ 373,875 35,219,025
Xylem, Inc. ............................. 257,637 33,722,107
276,878,341
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 666,253 23,905,158
Fox Corp. , Class B ........................ 333,676 18,041,861
41,947,019
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 471,632 20,204,715
Nucor Corp. ............................ 98,796 13,581,486
Steel Dynamics, Inc. ....................... 101,248 13,675,567
47,461,768
a
Multi-Utilities  —  1 .1%
CMS Energy Corp. ........................ 300,233 21,932,021
Dominion Energy, Inc. ...................... 473,069 26,785,167
NiSource, Inc. ........................... 1,311,079 53,505,134
Public Service Enterprise Group, Inc. ........... 588,470 47,754,340
149,976,662
a
Oil, Gas & Consumable Fuels  —  3 .4%
Cheniere Energy, Inc. ...................... 173,881 39,742,241
Chevron Corp. ........................... 318,006 50,442,112
ConocoPhillips .......................... 589,434 58,442,381
Diamondback Energy, Inc. ................... 97,152 15,443,282
EQT Corp. ............................. 263,392 12,687,593
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. ........................ 604,423 $ 67,290,413
Hess Corp. ............................. 261,193 38,902,085
Kinder Morgan, Inc. ....................... 1,779,064 48,212,634
ONEOK, Inc. ............................ 420,545 42,218,512
Ovintiv, Inc. ............................. 489,252 21,262,892
Phillips 66 .............................. 106,288 13,784,491
Targa Resources Corp. ..................... 110,515 22,293,086
Williams Companies, Inc. (The) ............... 685,383 39,875,583
470,597,305
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 375,344 22,565,681
a
Personal Care Products  —  0 .1%
Kenvue, Inc. ............................ 724,455 17,097,138
a
Pharmaceuticals  —  3 .3%
Bristol-Myers Squibb Co. .................... 545,160 32,502,439
Eli Lilly & Co. ........................... 215,376 198,281,607
Johnson & Johnson ....................... 486,167 80,227,278
Merck & Co., Inc. ......................... 596,805 55,055,261
Pfizer, Inc. ............................. 1,335,271 35,291,213
Zoetis, Inc. , Class A ....................... 301,390 50,404,464
451,762,262
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 252,890 79,705,870
Broadridge Financial Solutions, Inc. ............ 238,049 57,422,180
Jacobs Solutions, Inc. ...................... 115,986 14,858,967
TransUnion ............................. 145,031 13,405,215
165,392,232
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a) (b)
................ 157,019 22,287,277
a
Semiconductors & Semiconductor Equipment  —  10 .5%
Advanced Micro Devices, Inc.
(a)
............... 454,419 45,378,281
Analog Devices, Inc. ....................... 68,451 15,747,837
Applied Materials, Inc. ..................... 392,365 62,021,135
Broadcom, Inc. .......................... 1,164,239 232,184,184
Intel Corp. ............................. 1,304,231 30,949,402
Lam Research Corp. ...................... 426,859 32,757,160
Marvell Technology, Inc. .................... 247,352 22,711,861
Micron Technology, Inc. ..................... 262,995 24,624,222
NVIDIA Corp. ........................... 6,516,309 814,017,320
NXP Semiconductors N.V. ................... 167,627 36,138,705
QUALCOMM, Inc. ........................ 227,733 35,792,796
Texas Instruments, Inc. ..................... 448,449 87,891,519
1,440,214,422
a
Software  —  10 .7%
Adobe, Inc.
(a)
............................ 148,192 64,991,083
ANSYS, Inc.
(a)
........................... 108,594 36,188,950
AppLovin Corp. , Class A
(a)
................... 38,037 12,390,172
Atlassian Corp. , Class A
(a)
................... 54,606 15,522,302
Autodesk, Inc.
(a)
.......................... 157,479 43,182,317
Cadence Design Systems, Inc.
(a)
.............. 93,816 23,500,908
Crowdstrike Holdings, Inc. , Class A
(a)
............ 34,911 13,603,420
Dynatrace, Inc.
(a)
......................... 225,743 12,923,787
Fair Isaac Corp.
(a)
......................... 7,847 14,802,188
HubSpot, Inc.
(a) (b)
......................... 19,739 14,290,839
Intuit, Inc. .............................. 108,968 66,888,917
Microsoft Corp. .......................... 1,872,774 743,472,550
MicroStrategy, Inc. , Class A
(a) (b)
................ 51,180 13,072,907
Nutanix, Inc. , Class A
(a)
..................... 192,522 14,803,017
Oracle Corp. ............................ 419,704 69,696,046

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Palantir Technologies, Inc. , Class A
(a)
........... 462,788 $ 39,299,957
Palo Alto Networks, Inc.
(a) (b)
.................. 193,004 36,753,752
PTC, Inc.
(a)
............................. 92,344 15,110,249
Salesforce, Inc. .......................... 299,141 89,099,147
ServiceNow, Inc.
(a) (b)
....................... 84,076 78,170,502
Synopsys, Inc.
(a)
......................... 55,603 25,426,140
Workday, Inc. , Class A
(a)
.................... 86,192 22,697,801
1,465,886,951
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 247,923 50,977,927
Crown Castle, Inc. ........................ 437,881 41,204,602
Digital Realty Trust, Inc. .................... 225,307 35,219,990
Equinix, Inc. ............................ 64,796 58,615,758
Iron Mountain, Inc. ........................ 147,232 13,717,606
SBA Communications Corp. , Class A ............ 67,506 14,709,557
Weyerhaeuser Co. ........................ 473,583 14,254,848
228,700,288
a
Specialty Retail  —  2 .0%
Best Buy Co., Inc. ........................ 216,542 19,469,291
CarMax, Inc.
(a) (b)
.......................... 157,861 13,097,727
Home Depot, Inc. (The) .................... 311,158 123,405,263
Lowe's Companies, Inc. .................... 202,473 50,342,887
Tractor Supply Co. ........................ 524,369 29,023,824
Ulta Beauty, Inc.
(a)
........................ 38,182 13,988,358
Williams-Sonoma, Inc. ..................... 95,931 18,666,254
267,993,604
a
Technology Hardware, Storage & Peripherals  —  7 .3%
Apple, Inc. ............................. 3,849,817 931,039,743
Hewlett Packard Enterprise Co. ............... 928,187 18,387,384
HP, Inc. ............................... 411,685 12,708,716
NetApp, Inc. ............................ 251,236 25,075,865
SanDisk Corp.
(a)
.......................... 501 23,472
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 245,446 $ 12,009,673
999,244,853
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a) (b)
................... 142,748 19,893,361
Lululemon Athletica, Inc.
(a)
................... 37,804 13,821,521
33,714,882
a
Trading Companies & Distributors  —  0 .6%
Ferguson Enterprises, Inc. ................... 113,712 20,183,880
United Rentals, Inc. ....................... 22,822 14,659,027
WW Grainger, Inc. ........................ 42,825 43,733,318
78,576,225
a
Total Long-Term Investments — 99.6%
(Cost: $ 11,053,309,478 ) .............................. 13,645,320,850
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (d) (e)
...................... 35,228,392 35,246,006
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.33%
(c) (d)
............................ 31,184,842 31,184,842
a
Total Short-Term Securities — 0.5%
(Cost: $ 66,420,413 ) ................................. 66,430,848
Total Investments — 100.1%
(Cost: $ 11,119,729,891 ) .............................. 13,711,751,698
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (9,332,123)
Net Assets — 100.0% ................................. $ 13,702,419,575
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 66,633,146 $ — $ (31,382,049)
(a)
$ 4,915 $ (10,006) $ 35,246,006 35,228,392 $ 60,528
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 41,297,684 — (10,112,842)
(a)
— — 31,184,842 31,184,842 644,962 —
BlackRock, Inc. ... 13,731,861 2,654,182 (3,574,104) 923,088 379,227 14,114,254 14,435 148,043 —
$ 928,003 $ 369,221
$ 80,545,102
$ 853,533 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 148 03/21/25 $ 44,128 $ (806,689)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 806,689 $ — $ — $ — $ 806,689
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 3,647,179 $ — $ — $ — $ 3,647,179
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,919,917) $ — $ — $ — $ (1,919,917)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 47,177,750
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,645,320,850  $ —  $ —  $ 13,645,320,850
Short-Term Securities
Money Market Funds ...................................... 66,430,848  —  —  66,430,848
$ 13,711,751,698  $ —  $ —  $ 13,711,751,698
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (806,689) $ —  $ —  $ (806,689)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.8%
Axon Enterprise, Inc.
(a)
..................... 146 $ 77,154
General Electric Co. ....................... 516 106,801
183,955
a
Automobiles  — 3.1%
Tesla, Inc.
(a)
............................. 2,366 693,191
a
Biotechnology  — 0.8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 99 24,428
Incyte Corp.
(a)
........................... 361 26,534
Vertex Pharmaceuticals, Inc.
(a)
................ 286 137,220
188,182
a
Broadline Retail  — 7.5%
Amazon.com, Inc.
(a)
....................... 7,591 1,611,418
MercadoLibre, Inc.
(a)
....................... 39 82,753
1,694,171
a
Building Products  — 1.5%
Lennox International, Inc. ................... 147 88,355
Trane Technologies PLC .................... 696 246,175
334,530
a
Capital Markets  — 1.5%
Moody's Corp. ........................... 285 143,623
Robinhood Markets, Inc., Class A
(a)
............. 403 20,190
S&P Global, Inc. ......................... 346 184,674
348,487
a
Chemicals  — 0.8%
Ecolab, Inc. ............................ 637 171,359
a
Commercial Services & Supplies  — 0.8%
Veralto Corp. ............................ 1,724 171,986
a
Communications Equipment  — 0.9%
Arista Networks, Inc.
(a)
..................... 1,110 103,285
Motorola Solutions, Inc. .................... 240 105,653
208,938
a
Consumer Staples Distribution & Retail  — 1.4%
Costco Wholesale Corp. .................... 296 310,389
a
Electric Utilities  — 0.1%
Constellation Energy Corp. .................. 74 18,540
a
Electrical Equipment  — 0.3%
GE Vernova, Inc. ......................... 211 70,723
a
Entertainment  — 1.3%
Netflix, Inc.
(a)
............................ 276 270,635
Warner Bros Discovery, Inc., Series A
(a)
.......... 2,366 27,114
297,749
a
Financial Services  — 4.6%
Equitable Holdings, Inc. .................... 177 9,738
Mastercard, Inc., Class A .................... 873 503,119
Visa, Inc., Class A ........................ 1,462 530,282
1,043,139
a
Ground Transportation  — 0.4%
Uber Technologies, Inc.
(a)
................... 1,237 94,024
a
Health Care Equipment & Supplies  — 1.6%
Dexcom, Inc.
(a)
.......................... 265 23,418
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 1,471 $ 105,353
IDEXX Laboratories, Inc.
(a)
................... 319 139,438
Intuitive Surgical, Inc.
(a)
..................... 180 103,167
371,376
a
Health Care Technology  — 0.3%
Veeva Systems, Inc., Class A
(a)
............... 270 60,518
a
Hotels, Restaurants & Leisure  — 1.5%
Booking Holdings, Inc. ..................... 34 170,545
DoorDash, Inc., Class A
(a)
................... 114 22,622
Flutter Entertainment PLC
(a)
.................. 392 109,991
Royal Caribbean Cruises Ltd. ................ 129 31,747
334,905
a
Interactive Media & Services  — 11.1%
Alphabet, Inc., Class A ..................... 4,299 732,034
Alphabet, Inc., Class C, NVS ................. 4,174 718,846
Meta Platforms, Inc., Class A ................. 1,592 1,063,775
2,514,655
a
IT Services  — 1.1%
Cloudflare, Inc., Class A
(a)
................... 144 20,923
Gartner, Inc.
(a)
........................... 114 56,809
GoDaddy, Inc., Class A
(a)
.................... 511 91,725
MongoDB, Inc., Class A
(a)
................... 129 34,498
Snowflake, Inc., Class A
(a)
................... 242 42,858
246,813
a
Life Sciences Tools & Services  — 0.7%
Agilent Technologies, Inc. ................... 230 29,422
Waters Corp.
(a)
.......................... 221 83,392
West Pharmaceutical Services, Inc. ............ 181 42,053
154,867
a
Oil, Gas & Consumable Fuels  — 1.5%
Cheniere Energy, Inc. ...................... 674 154,050
EQT Corp. ............................. 461 22,206
Hess Corp. ............................. 411 61,214
Targa Resources Corp. ..................... 450 90,774
328,244
a
Pharmaceuticals  — 3.4%
Eli Lilly & Co. ........................... 653 601,171
Zoetis, Inc., Class A ....................... 960 160,551
761,722
a
Professional Services  — 0.3%
Dayforce, Inc.
(a)
.......................... 368 22,812
TransUnion ............................. 425 39,283
62,095
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
................. 408 57,912
a
Semiconductors & Semiconductor Equipment  — 16.7%
Advanced Micro Devices, Inc.
(a)
............... 1,488 148,592
Broadcom, Inc. .......................... 3,726 743,076
KLA Corp. .............................. 32 22,683
Lam Research Corp. ...................... 1,917 147,110
Marvell Technology, Inc. .................... 976 89,616
NVIDIA Corp. ........................... 20,967 2,619,198
3,770,275
a
Software  — 20.0%
Adobe, Inc.
(a)
............................ 503 220,596
ANSYS, Inc.
(a)
........................... 473 157,627

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
AppLovin Corp., Class A
(a)
................... 93 $ 30,294
Atlassian Corp., Class A
(a)
................... 211 59,979
Autodesk, Inc.
(a)
.......................... 755 207,029
Cadence Design Systems, Inc.
(a)
.............. 314 78,657
Crowdstrike Holdings, Inc., Class A
(a)
............ 53 20,652
DocuSign, Inc.
(a)
......................... 276 22,955
Dynatrace, Inc.
(a)
......................... 657 37,613
Fair Isaac Corp.
(a)
......................... 15 28,295
HubSpot, Inc.
(a)
.......................... 79 57,195
Intuit, Inc. .............................. 388 238,170
Microsoft Corp. .......................... 5,866 2,328,743
Nutanix, Inc., Class A
(a)
..................... 450 34,601
Oracle Corp. ............................ 1,207 200,434
Palantir Technologies, Inc., Class A
(a)
........... 1,294 109,886
Palo Alto Networks, Inc.
(a)
................... 621 118,257
PTC, Inc.
(a)
............................. 412 67,416
ServiceNow, Inc.
(a)
........................ 319 296,593
Synopsys, Inc.
(a)
......................... 181 82,768
Workday, Inc., Class A
(a)
.................... 306 80,582
Zscaler, Inc.
(a)(b)
.......................... 118 23,155
4,501,497
a
Specialized REITs  — 0.9%
Equinix, Inc. ............................ 208 188,161
Iron Mountain, Inc. ........................ 264 24,597
212,758
a
Specialty Retail  — 0.2%
Burlington Stores, Inc.
(a)
.................... 140 34,906
Carvana Co., Class A
(a)
..................... 85 19,814
54,720
a
Technology Hardware, Storage & Peripherals  — 12.9%
Apple, Inc. ............................. 11,921 2,882,974
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A
(a)(b)
................ 376 $ 19,729
2,902,703
a
Textiles, Apparel & Luxury Goods  — 0.6%
Deckers Outdoor Corp.
(a)
.................... 705 98,249
Lululemon Athletica, Inc.
(a)
................... 86 31,442
129,691
a
Trading Companies & Distributors  — 0.9%
WW Grainger, Inc. ........................ 205 209,348
a
Total Long-Term Investments — 99.8%
(Cost: $21,830,828) ................................. 22,503,462
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.50%
(c)(d)(e)
...................... 33,629 33,646
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.33%
(c)(d)
............................ 30,302 30,302
a
Total Short-Term Securities — 0.3%
(Cost: $63,948) .................................... 63,948
Total Investments — 100.1%
(Cost: $21,894,776) ................................. 22,567,410
Liabilities in Excess of Other Assets — (0.1)% ............... (18,384)
Net Assets — 100.0% ................................. $ 22,549,026
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 46,714 $ — $ (13,089)
(a)
$ 21 $ — $ 33,646 33,629 $ 32
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 10,722 19,580
(a)
— — — 30,302 30,302 301 —
$ 21 $ —
$ 63,948
$ 333 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ......................................... $ — $ — $ (339) $ — $ — $ — $ (339)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,112
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,503,462  $ —  $ —  $ 22,503,462
Short-Term Securities
Money Market Funds ...................................... 63,948  —  —  63,948
$ 22,567,410  $ —  $ —  $ 22,567,410

Schedule of Investments
(unaudited)
February 28, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.0%
AAR Corp.
(a)
............................ 18,206 $ 1,183,754
AeroVironment, Inc.
(a)
...................... 12,425 1,859,029
Archer Aviation, Inc., Class A
(a)
................ 137,712 1,222,883
BWX Technologies, Inc. .................... 40,719 4,233,554
Curtiss-Wright Corp. ....................... 11,863 3,815,853
Ducommun, Inc.
(a)
........................ 16,287 954,744
Hexcel Corp. ............................ 33,295 2,109,904
Huntington Ingalls Industries, Inc. .............. 10,238 1,797,588
Kratos Defense & Security Solutions, Inc.
(a)(b)
...... 64,356 1,698,355
Leonardo DRS, Inc.
(a)
...................... 71,799 2,186,280
Mercury Systems, Inc.
(a)
.................... 48,947 2,173,736
Moog, Inc., Class A ....................... 18,782 3,202,143
Rocket Lab USA, Inc., Class A
(a)(b)
.............. 129,458 2,652,594
Spirit AeroSystems Holdings, Inc., Class A
(a)
....... 33,266 1,160,983
Triumph Group, Inc.
(a)
...................... 40,590 1,030,174
V2X, Inc.
(a)
............................. 22,008 1,032,615
Woodward, Inc. .......................... 22,476 4,247,852
36,562,041
a
Air Freight & Logistics  — 0.1%
GXO Logistics, Inc.
(a)
...................... 51,716 2,038,645
a
Automobile Components  — 1.0%
BorgWarner, Inc. ......................... 116,578 3,470,527
Dana, Inc. .............................. 58,390 868,259
Gentherm, Inc.
(a)
......................... 27,126 897,328
Goodyear Tire & Rubber Co. (The)
(a)(b)
........... 145,148 1,371,649
LCI Industries ........................... 17,726 1,840,313
Lear Corp. ............................. 30,744 2,889,629
Modine Manufacturing Co.
(a)(b)
................ 25,200 2,130,912
QuantumScape Corp., Class A
(a)(b)
............. 177,445 832,217
Standard Motor Products, Inc. ................ 31,558 900,350
Visteon Corp.
(a)
.......................... 20,336 1,763,538
XPEL, Inc.
(a)
............................ 24,382 815,090
17,779,812
a
Automobiles  — 0.4%
Harley-Davidson, Inc. ...................... 125,178 3,224,585
Lucid Group, Inc.
(a)(b)
....................... 593,037 1,316,542
Thor Industries, Inc. ....................... 20,428 2,030,339
Winnebago Industries, Inc. .................. 38,687 1,563,342
8,134,808
a
Banks  — 7.4%
Amalgamated Financial Corp. ................ 52,560 1,705,572
Ameris Bancorp .......................... 30,152 1,947,216
Associated Banc-Corp. ..................... 101,710 2,527,493
Atlantic Union Bankshares Corp. .............. 41,767 1,489,829
Banc of California, Inc. ..................... 82,824 1,231,593
Bancorp, Inc. (The)
(a)
...................... 28,007 1,563,351
Bank of Hawaii Corp. ...................... 20,323 1,467,727
Bank OZK ............................. 44,297 2,126,699
BankUnited, Inc. ......................... 32,719 1,229,580
Banner Corp. ........................... 44,501 3,069,679
Berkshire Hills Bancorp, Inc. ................. 135,981 3,874,099
Cadence Bank .......................... 73,268 2,429,567
Camden National Corp. .................... 47,221 2,076,780
Central Pacific Financial Corp. ................ 88,579 2,572,334
Columbia Banking System, Inc. ............... 84,660 2,262,962
Comerica, Inc. ........................... 54,921 3,533,068
Commerce Bancshares, Inc. ................. 41,331 2,688,582
Community Financial System, Inc. ............. 20,871 1,320,926
Cullen/Frost Bankers, Inc. ................... 15,758 2,159,319
Security Shares Value
a
Banks (continued)
Customers Bancorp, Inc.
(a)
................... 17,801 $ 961,254
CVB Financial Corp. ....................... 94,972 1,915,585
East West Bancorp, Inc. .................... 72,678 6,862,984
Enterprise Financial Services Corp. ............ 39,542 2,336,141
FB Financial Corp. ........................ 23,851 1,204,953
First BanCorp ........................... 145,313 2,829,244
First Busey Corp. ......................... 45,761 1,097,806
First Financial Bancorp ..................... 34,652 949,811
First Financial Bankshares, Inc. ............... 31,281 1,178,042
First Horizon Corp. ........................ 202,430 4,360,342
First Interstate BancSystem, Inc., Class A ........ 70,378 2,160,605
Flagstar Financial, Inc. ..................... 97,464 1,169,568
Fulton Financial Corp. ...................... 113,919 2,257,875
Glacier Bancorp, Inc. ...................... 76,925 3,757,017
Hancock Whitney Corp. .................... 29,095 1,662,197
Hanmi Financial Corp. ..................... 44,044 1,057,496
Heritage Commerce Corp. ................... 103,299 1,096,002
Horizon Bancorp, Inc. ...................... 63,358 1,079,620
Independent Bank Corp. .................... 86,774 3,686,103
Mercantile Bank Corp. ..................... 22,640 1,091,474
NBT Bancorp, Inc. ........................ 22,201 1,060,098
Old National Bancorp ...................... 150,162 3,566,347
Pacific Premier Bancorp, Inc. ................. 41,446 990,145
Pinnacle Financial Partners, Inc. ............... 33,785 3,860,274
Popular, Inc. ............................ 15,395 1,546,120
Provident Financial Services, Inc. .............. 44,398 810,263
Renasant Corp. .......................... 44,252 1,601,922
S&T Bancorp, Inc. ........................ 19,122 769,087
Sandy Spring Bancorp, Inc. .................. 36,776 1,175,729
ServisFirst Bancshares, Inc. ................. 11,029 1,008,051
Southside Bancshares, Inc. .................. 25,920 797,040
SouthState Corp. ......................... 46,174 4,654,339
Synovus Financial Corp. .................... 94,796 4,918,016
Texas Capital Bancshares, Inc.
(a)
.............. 13,287 1,051,799
UMB Financial Corp. ...................... 31,688 3,496,137
United Bankshares, Inc. .................... 106,799 3,859,716
United Community Banks, Inc. ................ 41,537 1,338,738
Valley National Bancorp .................... 269,715 2,653,996
WaFd, Inc. ............................. 32,783 970,049
Washington Trust Bancorp, Inc. ............... 33,467 1,074,960
Webster Financial Corp. .................... 79,904 4,500,193
Western Alliance Bancorp ................... 47,196 4,102,276
Wintrust Financial Corp. .................... 9,906 1,233,000
Zions Bancorp NA ........................ 59,521 3,216,515
138,245,305
a
Beverages  — 0.2%
Celsius Holdings, Inc.
(a)
..................... 44,374 1,139,968
Coca-Cola Consolidated, Inc. ................. 722 1,023,161
Primo Brands Corp., Class A ................. 56,196 1,893,243
4,056,372
a
Biotechnology  — 4.3%
89bio, Inc.
(a)
............................ 99,222 915,819
ADMA Biologics, Inc.
(a)
..................... 67,732 1,110,128
Agios Pharmaceuticals, Inc.
(a)
................ 29,342 1,042,815
Alkermes PLC
(a)
.......................... 67,242 2,308,418
Arbutus Biopharma Corp.
(a)
.................. 293,272 1,011,788
Arcellx, Inc.
(a)(b)
.......................... 15,341 994,404
Arcutis Biotherapeutics, Inc.
(a)
................ 78,573 1,075,664
Arrowhead Pharmaceuticals, Inc.
(a)(b)
............ 49,416 934,457
Avidity Biosciences, Inc.
(a)
................... 37,859 1,160,000
Beam Therapeutics, Inc.
(a)
................... 29,405 774,528
Biohaven Ltd.
(a)
.......................... 42,557 1,582,269

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
Blueprint Medicines Corp.
(a)
.................. 13,190 $ 1,273,758
Bridgebio Pharma, Inc.
(a)
.................... 40,555 1,415,370
CareDx, Inc.
(a)
........................... 30,204 669,019
Catalyst Pharmaceuticals, Inc.
(a)
............... 50,170 1,148,391
Celldex Therapeutics, Inc.
(a)
.................. 43,523 895,268
Crinetics Pharmaceuticals, Inc.
(a)
.............. 47,508 1,699,836
CRISPR Therapeutics AG
(a)(b)
................. 22,763 999,751
Cytokinetics, Inc.
(a)
........................ 51,057 2,348,622
Denali Therapeutics, Inc.
(a)
.................. 50,355 833,879
Exelixis, Inc.
(a)
........................... 62,197 2,406,402
Geron Corp.
(a)
........................... 374,237 658,657
Halozyme Therapeutics, Inc.
(a)
................ 41,822 2,473,771
Ideaya Biosciences, Inc.
(a)
................... 48,127 989,972
Immunome, Inc.
(a)
........................ 98,698 927,761
Immunovant, Inc.
(a)
........................ 47,349 975,389
Insmed, Inc.
(a)
........................... 64,073 5,225,153
Intellia Therapeutics, Inc.
(a)(b)
................. 85,177 859,436
Ionis Pharmaceuticals, Inc.
(a)
................. 30,387 1,008,545
Janux Therapeutics, Inc.
(a)
................... 26,578 874,150
Krystal Biotech, Inc.
(a)(b)
..................... 6,243 1,119,058
Kymera Therapeutics, Inc.
(a)
.................. 26,559 832,625
Madrigal Pharmaceuticals, Inc.
(a)
.............. 3,471 1,184,548
MannKind Corp.
(a)
........................ 180,995 966,513
Merus N.V.
(a)
............................ 26,016 1,225,093
MoonLake Immunotherapeutics, Class A
(a)(b)
....... 22,980 959,645
Myriad Genetics, Inc.
(a)
..................... 67,633 725,702
Nurix Therapeutics, Inc.
(a)
................... 58,844 909,140
Protagonist Therapeutics, Inc.
(a)
............... 26,067 979,859
Prothena Corp. PLC
(a)(b)
..................... 70,557 1,115,506
PTC Therapeutics, Inc.
(a)
.................... 19,909 1,100,171
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
...... 136,135 1,022,374
Revolution Medicines, Inc.
(a)
.................. 36,441 1,484,606
Rocket Pharmaceuticals, Inc.
(a)
................ 106,832 1,009,562
Roivant Sciences Ltd.
(a)(b)
................... 101,249 1,087,414
Sarepta Therapeutics, Inc.
(a)
................. 32,844 3,506,097
Savara, Inc.
(a)
........................... 345,021 859,102
Scholar Rock Holding Corp.
(a)
................ 37,089 1,439,795
Soleno Therapeutics, Inc.
(a)
.................. 20,465 999,101
SpringWorks Therapeutics, Inc.
(a)
.............. 17,439 1,007,277
Syndax Pharmaceuticals, Inc.
(a)
............... 67,022 1,048,224
TG Therapeutics, Inc.
(a)(b)
.................... 33,437 1,006,119
Twist Bioscience Corp.
(a)
.................... 23,979 930,865
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 30,402 1,304,854
Vaxcyte, Inc.
(a)
........................... 54,398 3,972,142
Vera Therapeutics, Inc., Class A
(a)(b)
............. 33,671 1,007,773
Veracyte, Inc.
(a)
.......................... 25,650 891,594
Verve Therapeutics, Inc.
(a)
................... 88,011 557,110
Viking Therapeutics, Inc.
(a)
................... 41,796 1,206,651
Viridian Therapeutics, Inc.
(a)
.................. 61,973 962,441
Xenon Pharmaceuticals, Inc.
(a)
................ 57,619 2,133,055
Zymeworks, Inc.
(a)
........................ 73,387 983,386
80,130,822
a
Broadline Retail  — 0.6%
Etsy, Inc.
(a)
............................. 40,037 2,049,494
Kohl's Corp. ............................ 84,810 967,682
Macy's, Inc. ............................ 163,322 2,343,671
Nordstrom, Inc. .......................... 61,953 1,504,838
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 25,288 2,617,561
Savers Value Village, Inc.
(a)(b)
................. 87,096 651,478
10,134,724
a
Building Products  — 1.6%
AAON, Inc. ............................. 34,894 2,679,859
Advanced Drainage Systems, Inc. ............. 35,862 3,994,668
Security Shares Value
a
Building Products (continued)
American Woodmark Corp.
(a)
................. 12,972 $ 805,302
Armstrong World Industries, Inc. ............... 26,148 4,017,902
AZEK Co., Inc. (The), Class A
(a)
............... 36,491 1,709,603
AZZ, Inc. .............................. 16,862 1,620,607
Gibraltar Industries, Inc.
(a)
................... 16,989 1,116,347
Hayward Holdings, Inc.
(a)
.................... 79,217 1,147,854
JELD-WEN Holding, Inc.
(a)
................... 146,208 804,144
Quanex Building Products Corp. ............... 44,126 851,191
Resideo Technologies, Inc.
(a)
................. 148,167 2,846,288
Simpson Manufacturing Co., Inc. .............. 8,235 1,353,834
Trex Co., Inc.
(a)
.......................... 21,816 1,345,829
Zurn Elkay Water Solutions Corp. .............. 173,289 6,139,629
30,433,057
a
Capital Markets  — 2.8%
Affiliated Managers Group, Inc. ............... 17,197 2,938,108
Artisan Partners Asset Management, Inc., Class A ... 54,588 2,304,705
BGC Group, Inc., Class A ................... 94,017 930,768
Blue Owl Capital, Inc., Class A ................ 100,296 2,159,373
Donnelley Financial Solutions, Inc.
(a)(b)
........... 42,397 2,101,619
Evercore, Inc., Class A ..................... 7,633 1,845,660
Freedom Holding Corp. N.V.
(a)
................ 6,502 956,249
Invesco Ltd. ............................ 261,773 4,552,233
Janus Henderson Group PLC ................ 200,341 8,454,390
Jefferies Financial Group, Inc. ................ 27,022 1,788,856
Lazard, Inc. ............................ 68,490 3,434,774
MarketAxess Holdings, Inc. .................. 17,686 3,409,684
Moelis & Co., Class A ...................... 4,749 335,469
Morningstar, Inc. ......................... 11,206 3,515,546
Piper Sandler Companies ................... 6,523 1,889,191
PJT Partners, Inc., Class A .................. 14,500 2,309,270
Stifel Financial Corp. ...................... 33,091 3,513,933
TPG, Inc., Class A ........................ 17,247 951,345
Victory Capital Holdings, Inc., Class A ........... 32,048 2,052,354
Virtu Financial, Inc., Class A .................. 30,045 1,098,445
WisdomTree, Inc. ......................... 104,149 949,839
51,491,811
a
Chemicals  — 1.7%
Arcadium Lithium PLC
(a)
.................... 416,804 2,434,135
Avient Corp. ............................ 36,235 1,549,771
Axalta Coating Systems Ltd.
(a)
................ 115,241 4,172,877
Balchem Corp. .......................... 13,165 2,291,105
Cabot Corp. ............................ 24,003 2,064,258
Celanese Corp. .......................... 33,005 1,681,275
Chemours Co. (The) ....................... 62,086 928,186
Element Solutions, Inc. ..................... 64,689 1,689,030
FMC Corp. ............................. 52,020 1,919,538
Hawkins, Inc. ........................... 10,542 1,106,805
HB Fuller Co. ........................... 36,873 2,092,174
Innospec, Inc. ........................... 8,966 927,174
Koppers Holdings, Inc. ..................... 37,956 1,104,899
Minerals Technologies, Inc. .................. 24,333 1,672,650
Mosaic Co. (The) ......................... 131,189 3,138,041
Sensient Technologies Corp. ................. 25,034 1,737,360
Stepan Co. ............................. 15,952 985,195
Tronox Holdings PLC ...................... 123,615 959,252
32,453,725
a
Commercial Services & Supplies  — 1.1%
ABM Industries, Inc. ....................... 28,335 1,539,441
ACV Auctions, Inc., Class A
(a)
................. 51,840 832,550
Brady Corp., Class A, NVS .................. 36,014 2,609,935
CECO Environmental Corp.
(a)
................. 39,872 992,015
HNI Corp. .............................. 45,314 2,111,179

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Commercial Services & Supplies (continued)
Interface, Inc. ........................... 43,782 $ 885,710
MillerKnoll, Inc. .......................... 43,925 944,388
MSA Safety, Inc. ......................... 18,400 3,012,080
OPENLANE, Inc.
(a)(b)
....................... 58,054 1,294,604
Pitney Bowes, Inc. ........................ 94,016 1,018,193
Pursuit Attractions and Hospitality, Inc.
(a)
......... 24,721 981,424
Tetra Tech, Inc. .......................... 86,070 2,512,383
Vestis Corp. ............................ 72,765 862,265
VSE Corp. ............................. 10,932 1,295,442
20,891,609
a
Communications Equipment  — 0.8%
Calix, Inc.
(a)
............................. 35,695 1,321,429
Ciena Corp.
(a)
........................... 52,552 4,181,562
CommScope Holding Co., Inc.
(a)
............... 192,815 1,224,375
Digi International, Inc.
(a)
..................... 28,380 866,725
Extreme Networks, Inc.
(a)
.................... 60,537 935,297
Harmonic, Inc.
(a)(b)
........................ 94,348 972,728
Infinera Corp.
(a)(b)
......................... 150,234 997,554
Lumentum Holdings, Inc.
(a)
.................. 24,484 1,721,960
NETGEAR, Inc.
(a)
......................... 45,327 1,192,100
Ribbon Communications, Inc.
(a)
............... 244,724 1,155,097
14,568,827
a
Construction & Engineering  — 1.7%
API Group Corp.
(a)
........................ 27,273 1,071,011
Arcosa, Inc. ............................ 30,944 2,595,583
Argan, Inc. ............................. 6,851 893,165
Comfort Systems USA, Inc. .................. 16,396 5,957,159
Dycom Industries, Inc.
(a)
.................... 11,799 1,933,384
Everus Construction Group, Inc.
(a)
.............. 20,702 861,203
Fluor Corp.
(a)
............................ 34,214 1,301,158
Granite Construction, Inc. ................... 21,414 1,768,368
IES Holdings, Inc.
(a)(b)
...................... 4,474 797,848
MasTec, Inc.
(a)
........................... 22,924 2,993,645
MYR Group, Inc.
(a)
........................ 14,320 1,757,350
Primoris Services Corp. .................... 32,236 2,312,611
Sterling Infrastructure, Inc.
(a)
................. 12,592 1,601,828
Valmont Industries, Inc. ..................... 9,812 3,418,207
WillScot Holdings Corp., Class A
(a)
............. 92,031 3,032,422
32,294,942
a
Construction Materials  — 0.2%
Eagle Materials, Inc. ....................... 5,132 1,160,910
Knife River Corp.
(a)(b)
....................... 25,565 2,446,059
3,606,969
a
Consumer Finance  — 0.9%
Encore Capital Group, Inc.
(a)
................. 43,450 1,638,717
Green Dot Corp., Class A
(a)
.................. 13,074 100,016
OneMain Holdings, Inc. ..................... 69,091 3,712,950
PRA Group, Inc.
(a)
........................ 41,910 877,176
PROG Holdings, Inc. ...................... 23,323 661,674
SLM Corp. ............................. 113,680 3,431,999
SoFi Technologies, Inc.
(a)
.................... 343,763 4,974,251
Upstart Holdings, Inc.
(a)
..................... 29,378 1,958,631
17,355,414
a
Consumer Staples Distribution & Retail  — 2.1%
Andersons, Inc. (The) ...................... 70,413 3,012,268
BJ's Wholesale Club Holdings, Inc.
(a)
............ 52,353 5,301,265
Casey's General Stores, Inc. ................. 23,235 9,624,169
Grocery Outlet Holding Corp.
(a)
................ 61,393 728,735
Maplebear, Inc.
(a)
......................... 34,545 1,419,454
Sprouts Farmers Market, Inc.
(a)
................ 49,221 7,304,396
U.S. Foods Holding Corp.
(a)
.................. 156,565 11,222,579
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
United Natural Foods, Inc.
(a)
.................. 39,902 $ 1,268,485
39,881,351
a
Containers & Packaging  — 1.0%
AptarGroup, Inc. ......................... 23,620 3,466,235
Berry Global Group, Inc. .................... 49,380 3,563,755
Graphic Packaging Holding Co. ............... 182,531 4,869,927
Greif, Inc., Class A, NVS .................... 18,325 1,049,290
Greif, Inc., Class B ........................ 14,945 905,816
O-I Glass, Inc.
(a)
.......................... 85,295 978,334
Ranpak Holdings Corp.
(a)
.................... 130,841 875,326
Sealed Air Corp. ......................... 50,899 1,739,728
Sonoco Products Co. ...................... 40,933 1,957,416
19,405,827
a
Diversified Consumer Services  — 1.5%
ADT, Inc. .............................. 392,003 3,210,505
Adtalem Global Education, Inc.
(a)
.............. 11,350 1,161,218
Bright Horizons Family Solutions, Inc.
(a)
.......... 34,599 4,486,106
Coursera, Inc.
(a)
.......................... 124,160 983,347
Duolingo, Inc., Class A
(a)
.................... 12,450 3,885,271
Frontdoor, Inc.
(a)
.......................... 67,187 3,055,665
H&R Block, Inc. .......................... 57,856 3,153,731
Service Corp. International .................. 55,096 4,462,776
Stride, Inc.
(a)
............................ 22,290 3,049,272
27,447,891
a
Diversified REITs  — 0.4%
American Assets Trust, Inc. .................. 47,670 1,070,668
Armada Hoffler Properties, Inc. ............... 104,504 959,347
Broadstone Net Lease, Inc. .................. 65,211 1,098,805
Empire State Realty Trust, Inc., Class A .......... 109,161 1,011,923
Essential Properties Realty Trust, Inc. ........... 123,493 4,040,691
8,181,434
a
Diversified Telecommunication Services  — 0.6%
AST SpaceMobile, Inc., Class A
(a)(b)
............. 58,173 1,577,070
Cogent Communications Holdings, Inc. .......... 32,169 2,350,589
Frontier Communications Parent, Inc.
(a)
.......... 74,500 2,681,255
Iridium Communications, Inc. ................. 74,728 2,358,416
Lumen Technologies, Inc.
(a)
.................. 400,732 1,891,455
10,858,785
a
Electric Utilities  — 0.0%
Oklo, Inc., Class A
(a)
....................... 19,660 656,447
a
Electrical Equipment  — 1.3%
Acuity Brands, Inc. ........................ 17,073 5,072,900
American Superconductor Corp.
(a)
............. 30,485 692,314
Atkore, Inc. ............................. 19,763 1,215,425
Bloom Energy Corp., Class A
(a)(b)
.............. 78,839 1,893,713
Enovix Corp.
(a)
........................... 88,054 785,442
Generac Holdings, Inc.
(a)
.................... 22,669 3,086,384
NEXTracker, Inc., Class A
(a)
.................. 53,848 2,370,389
NuScale Power Corp., Class A
(a)(b)
.............. 44,608 766,812
nVent Electric PLC ........................ 57,111 3,446,078
Plug Power, Inc.
(a)(b)
....................... 543,143 874,460
Powell Industries, Inc. ...................... 4,731 802,898
Regal Rexnord Corp. ...................... 11,706 1,514,756
Sensata Technologies Holding PLC ............ 47,423 1,368,154
Sunrun, Inc.
(a)
........................... 110,833 803,539
24,693,264
a
Electronic Equipment, Instruments & Components  — 3.3%
Advanced Energy Industries, Inc. .............. 28,786 3,315,284
Arlo Technologies, Inc.
(a)
.................... 84,658 1,217,382

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.
(a)
.................... 24,503 $ 2,648,039
Avnet, Inc. ............................. 93,569 4,728,977
Badger Meter, Inc. ........................ 23,765 4,998,493
Belden, Inc.
(b)
........................... 30,218 3,324,887
Benchmark Electronics, Inc. ................. 43,142 1,723,954
Cognex Corp. ........................... 29,634 971,995
Coherent Corp.
(a)
......................... 57,133 4,295,830
CTS Corp. ............................. 21,172 945,542
ePlus, Inc.
(a)
............................ 14,392 926,557
Fabrinet
(a)
.............................. 12,449 2,490,423
Flex Ltd.
(a)
.............................. 162,190 6,145,379
Insight Enterprises, Inc.
(a)(b)
.................. 13,173 2,027,061
Itron, Inc.
(a)
............................. 30,243 3,293,160
Kimball Electronics, Inc.
(a)
................... 75,838 1,366,601
Littelfuse, Inc. ........................... 10,070 2,337,348
Mirion Technologies, Inc., Class A
(a)
............ 99,376 1,543,309
Novanta, Inc.
(a)
.......................... 20,604 2,980,163
PAR Technology Corp.
(a)
.................... 19,634 1,349,052
Plexus Corp.
(a)(b)
.......................... 18,570 2,468,324
Rogers Corp.
(a)
.......................... 19,262 1,539,804
TD SYNNEX Corp. ........................ 15,586 2,142,919
Vontier Corp. ............................ 62,887 2,348,829
61,129,312
a
Energy Equipment & Services  — 1.3%
Archrock, Inc. ........................... 77,951 2,114,031
Cactus, Inc., Class A ...................... 37,035 1,945,819
ChampionX Corp. ........................ 111,174 3,312,985
Core Laboratories, Inc.
(b)
.................... 63,723 932,268
Expro Group Holdings N.V.
(a)
................. 103,460 1,230,139
Innovex International, Inc.
(a)(b)
................. 63,082 1,155,031
NOV, Inc. .............................. 188,938 2,818,955
Oceaneering International, Inc.
(a)
.............. 45,391 1,002,687
TechnipFMC PLC ........................ 254,259 7,485,385
Weatherford International PLC ................ 35,672 2,208,454
24,205,754
a
Entertainment  — 0.5%
AMC Entertainment Holdings, Inc., Class A
(a)
...... 265,720 876,876
Cinemark Holdings, Inc.
(a)
................... 53,212 1,362,759
IMAX Corp.
(a)(b)
.......................... 63,148 1,616,589
Lions Gate Entertainment Corp., Class A
(a)
........ 100,070 997,698
TKO Group Holdings, Inc., Class A
(a)
............ 23,787 3,583,274
8,437,196
a
Financial Services  — 2.0%
Affirm Holdings, Inc., Class A
(a)
................ 88,770 5,694,596
AvidXchange Holdings, Inc.
(a)
................. 100,855 766,498
Flywire Corp.
(a)
.......................... 52,173 594,772
HA Sustainable Infrastructure Capital, Inc. ........ 73,838 2,121,366
Jackson Financial, Inc., Class A ............... 27,455 2,515,702
MGIC Investment Corp. .................... 171,541 4,221,624
Mr Cooper Group, Inc.
(a)
.................... 10,963 1,231,912
NMI Holdings, Inc.
(a)
....................... 72,135 2,628,599
Payoneer Global, Inc.
(a)
..................... 123,933 1,059,627
PennyMac Financial Services, Inc. ............. 14,666 1,520,131
Radian Group, Inc. ........................ 65,105 2,142,606
Remitly Global, Inc.
(a)
...................... 37,595 902,280
Rocket Companies, Inc., Class A
(a)
............. 75,296 1,054,144
Shift4 Payments, Inc., Class A
(a)
............... 13,671 1,350,011
Voya Financial, Inc. ....................... 38,275 2,765,752
Walker & Dunlop, Inc. ...................... 12,193 1,044,574
Western Union Co. (The) ................... 112,387 1,217,151
Security Shares Value
a
Financial Services (continued)
WEX, Inc.
(a)
............................. 26,082 $ 4,097,482
36,928,827
a
Food Products  — 1.2%
Cal-Maine Foods, Inc. ...................... 11,230 1,015,080
Darling Ingredients, Inc.
(a)
................... 85,876 3,099,265
Freshpet, Inc.
(a)
.......................... 26,613 2,848,389
Ingredion, Inc. ........................... 56,662 7,400,624
Lamb Weston Holdings, Inc. ................. 61,759 3,203,439
Post Holdings, Inc.
(a)
....................... 8,972 1,018,412
Simply Good Foods Co. (The)
(a)
............... 27,511 1,038,540
TreeHouse Foods, Inc.
(a)
.................... 32,368 1,018,945
Vital Farms, Inc.
(a)
........................ 30,492 1,009,590
WK Kellogg Co. .......................... 51,033 1,011,474
22,663,758
a
Gas Utilities  — 1.8%
Chesapeake Utilities Corp. .................. 26,603 3,376,719
National Fuel Gas Co. ..................... 70,782 5,322,806
New Jersey Resources Corp. ................. 91,251 4,414,723
Northwest Natural Holding Co. ................ 38,683 1,581,361
ONE Gas, Inc. ........................... 90,215 6,779,657
Southwest Gas Holdings, Inc. ................ 38,905 2,919,820
Spire, Inc. .............................. 52,331 4,022,161
UGI Corp. .............................. 170,915 5,838,457
34,255,704
a
Ground Transportation  — 1.6%
ArcBest Corp. ........................... 10,898 858,435
Avis Budget Group, Inc.
(a)
................... 10,229 808,193
Knight-Swift Transportation Holdings, Inc., Class A .. 17,999 907,870
Landstar System, Inc. ...................... 22,659 3,598,249
Lyft, Inc., Class A
(a)(b)
....................... 118,279 1,577,842
RXO, Inc.
(a)
............................. 64,476 1,319,824
Ryder System, Inc. ........................ 35,217 5,792,140
Saia, Inc.
(a)(b)
............................ 9,786 4,006,780
Schneider National, Inc., Class B .............. 118,457 3,124,896
Werner Enterprises, Inc. .................... 41,231 1,342,481
XPO, Inc.
(a)
............................. 45,697 5,618,903
28,955,613
a
Health Care Equipment & Supplies  — 2.6%
Artivion, Inc.
(a)
........................... 35,092 891,688
AtriCure, Inc.
(a)
.......................... 34,228 1,325,993
CONMED Corp. .......................... 15,686 928,141
Dentsply Sirona, Inc. ...................... 58,172 962,747
Embecta Corp. .......................... 63,892 862,542
Enovis Corp.
(a)(b)
.......................... 33,738 1,303,974
Envista Holdings Corp.
(a)
.................... 58,930 1,177,421
Glaukos Corp.
(a)
.......................... 31,954 3,835,119
Globus Medical, Inc., Class A
(a)
............... 28,851 2,317,312
Haemonetics Corp.
(a)(b)
..................... 27,467 1,799,089
ICU Medical, Inc.
(a)
........................ 9,725 1,423,059
Inspire Medical Systems, Inc.
(a)
............... 9,914 1,839,939
Integer Holdings Corp.
(a)(b)
................... 16,844 2,075,181
Integra LifeSciences Holdings Corp.
(a)
........... 42,300 981,783
iRhythm Technologies, Inc.
(a)
................. 11,106 1,223,437
Lantheus Holdings, Inc.
(a)(b)
.................. 24,859 2,332,271
LivaNova PLC
(a)
.......................... 20,784 865,238
Masimo Corp.
(a)
.......................... 11,858 2,238,435
Merit Medical Systems, Inc.
(a)
................. 33,373 3,405,381
Neogen Corp.
(a)
.......................... 93,892 943,615
Novocure Ltd.
(a)
.......................... 49,538 944,690
Omnicell, Inc.
(a)
.......................... 24,672 939,016
Penumbra, Inc.
(a)
......................... 14,559 4,155,721

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Equipment & Supplies (continued)
PROCEPT BioRobotics Corp.
(a)
............... 20,489 $ 1,318,262
QuidelOrtho Corp.
(a)
....................... 25,093 1,003,469
RxSight, Inc.
(a)
........................... 31,824 902,529
SI-BONE, Inc.
(a)
.......................... 54,928 995,295
STAAR Surgical Co.
(a)
...................... 59,215 1,036,263
Tandem Diabetes Care, Inc.
(a)
................ 30,210 668,849
Teleflex, Inc. ............................ 11,775 1,563,131
TransMedics Group, Inc.
(a)(b)
.................. 13,064 997,044
UFP Technologies, Inc.
(a)
.................... 3,814 868,028
Varex Imaging Corp.
(a)
..................... 72,493 932,260
49,056,922
a
Health Care Providers & Services  — 3.0%
Acadia Healthcare Co., Inc.
(a)
................. 48,687 1,459,636
Addus HomeCare Corp.
(a)
................... 8,629 826,399
Alignment Healthcare, Inc.
(a)
................. 72,356 1,135,266
Amedisys, Inc.
(a)
......................... 22,821 2,099,532
AMN Healthcare Services, Inc.
(a)
............... 52,799 1,336,871
BrightSpring Health Services, Inc.
(a)(b)
........... 44,749 862,761
Castle Biosciences, Inc.
(a)
................... 36,777 797,325
Chemed Corp. ........................... 6,442 3,870,354
Clover Health Investments Corp., Class A
(a)
....... 222,940 885,072
CorVel Corp.
(a)
........................... 13,094 1,443,875
Encompass Health Corp. ................... 47,206 4,727,209
Ensign Group, Inc. (The) .................... 25,193 3,253,676
Fulgent Genetics, Inc.
(a)
.................... 58,302 900,766
GeneDx Holdings Corp., Class A
(a)
............. 8,748 899,732
Guardant Health, Inc.
(a)
..................... 50,048 2,129,542
HealthEquity, Inc.
(a)
........................ 33,527 3,679,924
Henry Schein, Inc.
(a)
....................... 30,358 2,190,937
Hims & Hers Health, Inc., Class A
(a)
............. 69,516 3,134,476
NeoGenomics, Inc.
(a)
...................... 79,435 793,556
Option Care Health, Inc.
(a)(b)
.................. 90,664 3,037,244
Owens & Minor, Inc.
(a)
...................... 140,699 1,347,896
Patterson Companies, Inc. .................. 111,009 3,456,820
Pediatrix Medical Group, Inc.
(a)
................ 68,876 1,017,299
Pennant Group, Inc. (The)
(a)
.................. 37,043 843,469
Premier, Inc., Class A ...................... 97,574 1,773,895
Privia Health Group, Inc.
(a)
................... 75,203 1,877,819
Progyny, Inc.
(a)(b)
......................... 43,382 977,397
RadNet, Inc.
(a)
........................... 25,624 1,421,363
Select Medical Holdings Corp. ................ 52,304 951,410
Tenet Healthcare Corp.
(a)
.................... 25,387 3,213,740
56,345,261
a
Health Care REITs  — 0.6%
CareTrust REIT, Inc. ....................... 80,969 2,094,668
Community Healthcare Trust, Inc. .............. 52,722 988,010
Healthcare Realty Trust, Inc., Class A ........... 59,439 1,018,190
Medical Properties Trust, Inc.
(b)
................ 241,486 1,424,767
Omega Healthcare Investors, Inc. .............. 95,788 3,528,830
Sabra Health Care REIT, Inc. ................. 111,455 1,851,268
10,905,733
a
Health Care Technology  — 0.2%
Doximity, Inc., Class A
(a)
.................... 34,467 2,429,924
Teladoc Health, Inc.
(a)(b)
..................... 82,422 787,954
3,217,878
a
Hotel & Resort REITs  — 0.4%
Park Hotels & Resorts, Inc. .................. 79,744 979,256
Pebblebrook Hotel Trust .................... 100,628 1,242,756
Ryman Hospitality Properties, Inc. ............. 34,460 3,407,749
Xenia Hotels & Resorts, Inc. ................. 69,858 938,892
6,568,653
a
Security Shares Value
a
Hotels, Restaurants & Leisure  — 3.4%
Aramark ............................... 114,461 $ 4,240,780
Boyd Gaming Corp. ....................... 22,550 1,719,663
Brinker International, Inc.
(a)
.................. 21,266 3,505,275
Caesars Entertainment, Inc.
(a)
................ 97,480 3,238,286
Cava Group, Inc.
(a)
........................ 27,765 2,638,508
Choice Hotels International, Inc.
(b)
.............. 22,009 3,153,670
Churchill Downs, Inc. ...................... 14,713 1,743,490
Dave & Buster's Entertainment, Inc.
(a)
........... 38,174 797,455
Dutch Bros, Inc., Class A
(a)
.................. 32,983 2,610,934
Everi Holdings, Inc.
(a)
...................... 102,850 1,416,244
Global Business Travel Group I, Class A
(a)
........ 271,100 2,252,841
Hilton Grand Vacations, Inc.
(a)
................ 37,151 1,593,778
Life Time Group Holdings, Inc.
(a)
............... 34,746 1,058,363
Light & Wonder, Inc.
(a)
...................... 37,181 4,144,938
Marriott Vacations Worldwide Corp. ............. 14,667 1,106,478
Norwegian Cruise Line Holdings Ltd.
(a)
........... 177,317 4,028,642
Penn Entertainment, Inc.
(a)
................... 44,576 958,830
Planet Fitness, Inc., Class A
(a)
................ 38,299 3,544,572
Playa Hotels & Resorts N.V.
(a)
................ 113,537 1,515,719
Shake Shack, Inc., Class A
(a)
................. 14,137 1,535,278
Six Flags Entertainment Corp.
(a)
............... 25,324 1,113,496
Sweetgreen, Inc., Class A
(a)
.................. 40,092 912,494
Travel + Leisure Co. ....................... 44,618 2,490,577
United Parks & Resorts, Inc.
(a)
................ 18,346 926,473
Vail Resorts, Inc. ......................... 22,627 3,597,467
Wendy's Co. (The) ........................ 79,977 1,239,644
Wingstop, Inc. ........................... 9,461 2,221,254
Wyndham Hotels & Resorts, Inc. .............. 34,191 3,703,911
63,009,060
a
Household Durables  — 1.8%
Century Communities, Inc. .................. 13,562 941,610
Champion Homes, Inc.
(a)
.................... 9,640 988,100
Helen of Troy Ltd.
(a)
....................... 17,496 962,805
Installed Building Products, Inc. ............... 9,187 1,574,652
KB Home .............................. 46,503 2,836,683
Leggett & Platt, Inc. ....................... 96,856 888,170
M/I Homes, Inc.
(a)
......................... 8,384 982,018
Meritage Homes Corp. ..................... 33,742 2,445,283
Mohawk Industries, Inc.
(a)
................... 8,299 975,879
Newell Brands, Inc. ....................... 236,398 1,517,675
Somnigroup International, Inc. ................ 39,159 2,501,477
Sonos, Inc.
(a)
............................ 103,083 1,362,757
Taylor Morrison Home Corp.
(a)
................ 41,618 2,565,333
Toll Brothers, Inc. ......................... 30,773 3,435,498
TopBuild Corp.
(a)
......................... 12,572 3,851,935
Tri Pointe Homes, Inc.
(a)
.................... 59,602 1,886,999
Whirlpool Corp. .......................... 35,021 3,564,788
33,281,662
a
Household Products  — 0.2%
Energizer Holdings, Inc. .................... 31,301 961,880
Spectrum Brands Holdings, Inc. ............... 12,879 997,350
WD-40 Co. ............................. 7,612 1,816,375
3,775,605
a
Independent Power and Renewable Electricity Producers  — 0.3%
Clearway Energy, Inc., Class A ................ 40,462 1,070,624
Clearway Energy, Inc., Class C ............... 37,426 1,048,677
Ormat Technologies, Inc. .................... 27,907 1,949,025
XPLR Infrastructure, LP .................... 115,964 1,048,315
5,116,641
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Industrial REITs  — 0.9%
Americold Realty Trust, Inc. .................. 50,242 $ 1,152,049
EastGroup Properties, Inc. .................. 23,034 4,211,767
First Industrial Realty Trust, Inc. ............... 18,108 1,033,605
Rexford Industrial Realty, Inc. ................ 157,258 6,497,900
Terreno Realty Corp. ...................... 44,328 3,006,325
15,901,646
a
Insurance  — 3.5%
Assured Guaranty Ltd. ..................... 13,085 1,142,713
Axis Capital Holdings Ltd. ................... 64,776 6,275,499
Baldwin Insurance Group, Inc. (The), Class A
(a)
..... 39,777 1,636,426
CNO Financial Group, Inc. ................... 108,494 4,523,115
First American Financial Corp. ................ 25,133 1,650,987
Globe Life, Inc. .......................... 28,154 3,587,664
Goosehead Insurance, Inc., Class A ............ 8,444 1,040,385
Hanover Insurance Group, Inc. (The) ........... 16,731 2,853,137
Kinsale Capital Group, Inc. .................. 7,426 3,206,918
Lincoln National Corp. ..................... 48,970 1,909,830
Oscar Health, Inc., Class A
(a)(b)
................ 63,862 933,024
Palomar Holdings, Inc.
(a)
.................... 17,156 2,207,291
Primerica, Inc. ........................... 13,658 3,960,820
Reinsurance Group of America, Inc. ............ 28,923 5,862,403
RenaissanceRe Holdings Ltd. ................ 15,835 3,762,713
RLI Corp. .............................. 41,572 3,163,213
Ryan Specialty Holdings, Inc., Class A ........... 40,734 2,850,973
Selective Insurance Group, Inc. ............... 57,180 4,920,053
Stewart Information Services Corp. ............. 21,971 1,564,335
Trupanion, Inc.
(a)(b)
........................ 21,445 740,710
Unum Group ............................ 65,782 5,413,201
White Mountains Insurance Group Ltd.
(b)
......... 1,164 2,152,818
65,358,228
a
Interactive Media & Services  — 0.4%
fuboTV, Inc.
(a)
........................... 242,767 735,584
Match Group, Inc. ........................ 50,991 1,616,924
Trump Media & Technology Group Corp.
(a)(b)
....... 34,630 834,583
Vimeo, Inc.
(a)
............................ 147,664 869,741
Yelp, Inc.
(a)
............................. 28,070 963,082
Ziff Davis, Inc.
(a)
.......................... 28,434 1,167,500
ZoomInfo Technologies, Inc.
(a)
................ 157,204 1,832,999
8,020,413
a
IT Services  — 0.4%
Applied Digital Corp.
(a)
..................... 102,535 820,280
ASGN, Inc.
(a)
............................ 13,951 940,019
Couchbase, Inc.
(a)
........................ 52,548 927,472
DXC Technology Co.
(a)
..................... 94,179 1,730,068
Kyndryl Holdings, Inc.
(a)
..................... 66,604 2,536,280
6,954,119
a
Leisure Products  — 0.6%
Brunswick Corp. ......................... 15,159 922,425
Hasbro, Inc. ............................ 55,662 3,624,153
Malibu Boats, Inc., Class A
(a)
................. 26,539 885,872
Mattel, Inc.
(a)
............................ 120,452 2,565,628
Peloton Interactive, Inc., Class A
(a)
............. 107,732 811,222
Topgolf Callaway Brands Corp.
(a)
.............. 131,828 860,837
YETI Holdings, Inc.
(a)(b)
..................... 62,638 2,232,418
11,902,555
a
Life Sciences Tools & Services  — 0.8%
Azenta, Inc.
(a)(b)
.......................... 43,448 1,895,202
Bruker Corp. ............................ 37,798 1,784,822
Charles River Laboratories International, Inc.
(a)
..... 18,794 3,106,836
Fortrea Holdings, Inc.
(a)
..................... 64,597 894,668
Medpace Holdings, Inc.
(a)
................... 8,714 2,852,266
Security Shares Value
a
Life Sciences Tools & Services (continued)
Repligen Corp.
(a)
......................... 24,722 $ 3,937,226
Sotera Health Co.
(a)(b)
...................... 75,330 939,365
15,410,385
a
Machinery  — 4.5%
AGCO Corp. ............................ 33,235 3,222,798
Alamo Group, Inc. ........................ 12,727 2,226,970
Allison Transmission Holdings, Inc. ............. 36,835 3,747,961
Astec Industries, Inc. ...................... 29,524 1,050,464
Chart Industries, Inc.
(a)
..................... 14,547 2,771,931
Columbus McKinnon Corp. .................. 48,099 838,366
Crane Co. .............................. 20,089 3,274,306
Donaldson Co., Inc. ....................... 54,956 3,796,910
Douglas Dynamics, Inc. .................... 38,005 1,027,655
Energy Recovery, Inc.
(a)
.................... 100,331 1,500,952
Enerpac Tool Group Corp., Class A ............. 55,277 2,557,667
Enpro, Inc. ............................. 15,800 2,876,864
ESCO Technologies, Inc. ................... 18,081 2,981,195
Federal Signal Corp. ...................... 26,937 2,189,439
Flowserve Corp. ......................... 70,799 3,896,777
Franklin Electric Co., Inc. ................... 18,491 1,888,856
Gates Industrial Corp. PLC
(a)
................. 136,963 2,963,879
Greenbrier Companies, Inc. (The) .............. 17,363 975,801
Hillenbrand, Inc. ......................... 43,691 1,306,361
ITT, Inc. ............................... 34,914 4,931,253
JBT Marel Corp. ......................... 13,838 1,826,616
Lincoln Electric Holdings, Inc. ................ 17,054 3,524,891
Lindsay Corp. ........................... 13,209 1,745,173
Middleby Corp. (The)
(a)
..................... 7,412 1,226,019
Mueller Water Products, Inc., Series A ........... 169,273 4,360,473
Oshkosh Corp. .......................... 48,319 4,943,034
REV Group, Inc. ......................... 30,516 930,738
SPX Technologies, Inc.
(a)
.................... 20,569 2,995,875
Tennant Co. ............................ 11,577 1,002,105
Terex Corp. ............................. 33,133 1,348,513
Toro Co. (The) ........................... 37,297 2,991,592
Trinity Industries, Inc. ...................... 55,294 1,719,090
Wabash National Corp. ..................... 80,894 947,269
Watts Water Technologies, Inc., Class A .......... 19,498 4,183,881
83,771,674
a
Media  — 1.1%
Cable One, Inc. .......................... 6,344 1,650,582
EchoStar Corp., Class A
(a)(b)
.................. 43,458 1,357,193
Liberty Broadband Corp., Series A
(a)
............ 22,635 1,845,432
Liberty Broadband Corp., Series C, NVS
(a)
........ 20,481 1,684,767
Magnite, Inc.
(a)(b)
.......................... 60,934 960,929
New York Times Co. (The), Class A ............. 59,456 2,859,239
Nexstar Media Group, Inc. ................... 7,082 1,197,920
Paramount Global, Class B, NVS .............. 272,263 3,092,908
Sirius XM Holdings, Inc.
(b)
................... 77,718 1,879,999
TEGNA, Inc. ............................ 163,081 2,968,074
19,497,043
a
Metals & Mining  — 1.6%
Alcoa Corp. ............................. 99,918 3,322,273
ATI, Inc.
(a)
.............................. 55,633 3,235,615
Carpenter Technology Corp. ................. 18,730 3,878,421
Cleveland-Cliffs, Inc.
(a)
..................... 145,808 1,580,559
Coeur Mining, Inc.
(a)
....................... 190,738 982,301
Commercial Metals Co. ..................... 69,352 3,359,411
Compass Minerals International, Inc. ............ 83,345 870,122
Hecla Mining Co. ......................... 195,737 1,004,131
Materion Corp. .......................... 9,791 894,506
MP Materials Corp., Class A
(a)(b)
............... 46,007 1,104,628

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Metals & Mining (continued)
Royal Gold, Inc. .......................... 37,115 $ 5,455,905
United States Steel Corp. ................... 77,469 3,115,803
Warrior Met Coal, Inc. ...................... 19,487 938,104
29,741,779
a
Mortgage REITs  — 0.4%
AGNC Investment Corp. .................... 267,350 2,788,460
Blackstone Mortgage Trust, Inc., Class A ......... 63,180 1,312,880
Invesco Mortgage Capital, Inc. ................ 126,888 1,115,346
KKR Real Estate Finance Trust, Inc. ............ 119,811 1,328,704
Starwood Property Trust, Inc. ................. 72,584 1,489,424
8,034,814
a
Multi-Utilities  — 0.3%
Avista Corp. ............................ 125,852 5,030,304
Unitil Corp. ............................. 17,039 955,888
5,986,192
a
Office REITs  — 1.0%
Brandywine Realty Trust .................... 263,263 1,329,478
COPT Defense Properties ................... 128,178 3,464,651
Cousins Properties, Inc. .................... 132,770 4,026,914
Easterly Government Properties, Inc. ........... 157,641 1,776,614
Highwoods Properties, Inc. .................. 36,655 1,067,760
Hudson Pacific Properties, Inc. ................ 335,871 1,101,657
JBG SMITH Properties ..................... 73,907 1,133,733
Kilroy Realty Corp. ........................ 32,672 1,166,390
Piedmont Office Realty Trust, Inc., Class A ........ 134,496 1,020,825
SL Green Realty Corp. ..................... 25,470 1,643,834
Vornado Realty Trust
(b)
..................... 41,186 1,731,460
19,463,316
a
Oil, Gas & Consumable Fuels  — 3.1%
Antero Midstream Corp. .................... 188,961 3,202,889
Antero Resources Corp.
(a)
................... 151,404 5,556,527
APA Corp. ............................. 131,048 2,712,694
California Resources Corp. .................. 33,619 1,500,080
Civitas Resources, Inc. ..................... 20,100 770,634
Clean Energy Fuels Corp.
(a)(b)
................. 371,511 757,882
CNX Resources Corp.
(a)
.................... 107,844 3,116,692
Delek U.S. Holdings, Inc. ................... 56,977 928,725
DT Midstream, Inc. ........................ 53,924 5,181,557
Excelerate Energy, Inc., Class A ............... 38,731 1,188,267
Green Plains, Inc.
(a)
....................... 89,081 522,905
Hess Midstream, LP, Class A ................. 81,005 3,380,339
HF Sinclair Corp. ......................... 63,283 2,231,991
Kinetik Holdings, Inc., Class A ................ 55,593 3,243,296
Kosmos Energy Ltd.
(a)
...................... 817,380 2,296,838
Murphy Oil Corp. ......................... 124,501 3,298,031
PBF Energy, Inc., Class A ................... 41,811 896,010
Permian Resources Corp., Class A ............. 275,208 3,877,681
Range Resources Corp. .................... 162,901 6,046,885
SM Energy Co. .......................... 45,388 1,484,641
Talos Energy, Inc.
(a)
....................... 119,569 1,076,121
Uranium Energy Corp.
(a)
.................... 153,618 860,261
VAALCO Energy, Inc. ...................... 225,496 901,984
Viper Energy, Inc., Class A .................. 30,851 1,436,731
World Kinect Corp. ........................ 37,657 1,127,451
57,597,112
a
Paper & Forest Products  — 0.2%
Louisiana-Pacific Corp. ..................... 28,900 2,880,463
Magnera Corp.
(a)(b)
........................ 43,522 896,988
3,777,451
a
Security Shares Value
a
Passenger Airlines  — 0.2%
Alaska Air Group, Inc.
(a)
..................... 42,006 $ 3,036,194
JetBlue Airways Corp.
(a)(b)
................... 127,553 831,645
3,867,839
a
Personal Care Products  — 0.2%
BellRing Brands, Inc.
(a)
..................... 26,642 1,952,326
elf Beauty, Inc.
(a)
......................... 20,551 1,443,708
3,396,034
a
Pharmaceuticals  — 1.3%
Arvinas, Inc.
(a)
........................... 52,722 933,179
Avadel Pharmaceuticals PLC
(a)
................ 115,538 913,906
Axsome Therapeutics, Inc.
(a)(b)
................ 10,491 1,338,022
Corcept Therapeutics, Inc.
(a)(b)
................ 23,987 1,453,132
Edgewise Therapeutics, Inc.
(a)
................ 37,706 986,766
Elanco Animal Health, Inc.
(a)
.................. 241,376 2,696,170
Enliven Therapeutics, Inc.
(a)(b)
................. 45,045 938,287
Intra-Cellular Therapies, Inc.
(a)
................ 34,027 4,362,261
Jazz Pharmaceuticals PLC
(a)(b)
................ 24,637 3,536,149
Organon & Co. .......................... 111,998 1,669,890
Perrigo Co. PLC ......................... 41,078 1,191,262
Phibro Animal Health Corp., Class A ............ 38,504 875,581
Pliant Therapeutics, Inc.
(a)
................... 329,770 1,134,409
Tarsus Pharmaceuticals, Inc.
(a)
................ 19,397 862,779
WaVe Life Sciences Ltd.
(a)
................... 89,349 944,419
23,836,212
a
Professional Services  — 2.7%
Alight, Inc., Class A ....................... 148,303 1,012,910
CACI International, Inc., Class A
(a)
............. 8,528 2,855,601
CBIZ, Inc.
(a)(b)
............................ 14,073 1,100,086
Clarivate PLC
(a)(b)
......................... 311,282 1,335,400
Concentrix Corp. ......................... 20,285 916,071
CSG Systems International, Inc. ............... 33,262 2,138,747
ExlService Holdings, Inc.
(a)
.................. 109,461 5,303,385
Exponent, Inc. ........................... 11,002 931,429
First Advantage Corp.
(a)
..................... 124,057 1,855,893
FTI Consulting, Inc.
(a)
...................... 19,827 3,283,351
Genpact Ltd. ............................ 63,077 3,356,958
Heidrick & Struggles International, Inc. .......... 23,051 944,861
Huron Consulting Group, Inc.
(a)
................ 12,380 1,887,455
ICF International, Inc. ...................... 9,657 765,414
KBR, Inc. .............................. 106,358 5,214,733
Korn Ferry ............................. 17,111 1,123,337
Maximus, Inc. ........................... 14,471 943,509
Parsons Corp.
(a)
.......................... 23,964 1,395,184
Paycor HCM, Inc.
(a)
....................... 64,247 1,434,636
Paylocity Holding Corp.
(a)
................... 17,725 3,621,040
Planet Labs PBC, Class A
(a)
.................. 159,724 737,925
Robert Half, Inc. ......................... 56,059 3,312,526
TriNet Group, Inc. ........................ 16,396 1,208,549
UL Solutions, Inc., Class A ................... 23,939 1,273,315
Upwork, Inc.
(a)
........................... 64,936 1,034,430
Verra Mobility Corp., Class A
(a)
................ 41,590 951,995
WNS Holdings Ltd.
(a)
...................... 17,061 970,259
50,908,999
a
Real Estate Management & Development  — 0.8%
Anywhere Real Estate, Inc.
(a)
................. 24,567 85,247
Compass, Inc., Class A
(a)
.................... 153,414 1,379,192
CoStar Group, Inc.
(a)
....................... 7,547 575,459
Cushman & Wakefield PLC
(a)
................. 92,390 1,098,517
Howard Hughes Holdings, Inc.
(a)
............... 43,234 3,424,133
Jones Lang LaSalle, Inc.
(a)
................... 24,621 6,694,203
Kennedy-Wilson Holdings, Inc. ................ 108,801 1,056,458

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Real Estate Management & Development (continued)
Marcus & Millichap, Inc. .................... 25,627 $ 986,127
15,299,336
a
Retail REITs  — 1.0%
Acadia Realty Trust ....................... 67,568 1,558,118
Agree Realty Corp. ....................... 19,023 1,403,898
Brixmor Property Group, Inc. ................. 153,570 4,293,817
Federal Realty Investment Trust ............... 53,733 5,664,533
Macerich Co. (The) ....................... 107,285 1,935,421
NETSTREIT Corp. ........................ 68,281 1,021,484
Phillips Edison & Co., Inc. ................... 28,070 1,044,204
SITE Centers Corp. ....................... 67,291 942,747
Tanger, Inc. ............................. 28,413 1,007,241
18,871,463
a
Semiconductors & Semiconductor Equipment  — 2.2%
Cirrus Logic, Inc.
(a)
........................ 26,208 2,731,136
Credo Technology Group Holding Ltd.
(a)
.......... 58,333 3,218,815
Enphase Energy, Inc.
(a)
..................... 53,129 3,045,885
Ichor Holdings Ltd.
(a)
....................... 29,289 857,875
Impinj, Inc.
(a)
............................ 9,344 903,191
Kulicke & Soffa Industries, Inc. ................ 51,085 1,955,023
Lattice Semiconductor Corp.
(a)(b)
............... 63,772 3,975,546
MACOM Technology Solutions Holdings, Inc.
(a)
..... 13,953 1,613,804
MaxLinear, Inc.
(a)
......................... 58,426 853,604
MKS Instruments, Inc. ..................... 19,719 1,810,598
Onto Innovation, Inc.
(a)
..................... 25,768 3,753,367
PDF Solutions, Inc.
(a)
...................... 43,892 988,448
Penguin Solutions, Inc.
(a)
.................... 44,491 886,706
Power Integrations, Inc. .................... 17,861 1,085,949
Qorvo, Inc.
(a)
............................ 27,300 1,984,437
Rambus, Inc.
(a)
.......................... 47,430 2,650,863
Semtech Corp.
(a)
......................... 26,585 1,015,281
Silicon Laboratories, Inc.
(a)
................... 17,598 2,468,999
SiTime Corp.
(a)
........................... 5,386 835,638
Universal Display Corp. .................... 10,531 1,617,772
Veeco Instruments, Inc.
(a)
................... 91,249 2,029,378
Wolfspeed, Inc.
(a)(b)
........................ 145,710 842,204
41,124,519
a
Software  — 6.6%
A10 Networks, Inc. ........................ 45,824 952,681
ACI Worldwide, Inc.
(a)
...................... 63,643 3,649,926
Adeia, Inc. ............................. 79,357 1,247,492
Agilysys, Inc.
(a)
.......................... 11,637 942,481
Alarm.com Holdings, Inc.
(a)
.................. 20,910 1,214,662
Alkami Technology, Inc.
(a)
................... 30,057 926,958
Altair Engineering, Inc., Class A
(a)
.............. 26,331 2,938,540
Appfolio, Inc., Class A
(a)
.................... 8,689 1,863,791
Asana, Inc., Class A
(a)(b)
..................... 48,434 932,355
Aurora Innovation, Inc., Class A
(a)
.............. 359,821 2,615,899
AvePoint, Inc., Class A
(a)
.................... 57,601 860,559
BILL Holdings, Inc.
(a)(b)
...................... 34,913 1,927,198
Blackbaud, Inc.
(a)
......................... 32,303 2,135,228
BlackLine, Inc.
(a)(b)
........................ 24,800 1,197,840
Box, Inc., Class A
(a)
....................... 70,578 2,307,901
Braze, Inc., Class A
(a)
...................... 27,620 1,021,388
C3.ai, Inc., Class A
(a)(b)
..................... 37,132 870,745
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
........ 146,298 1,490,777
Cleanspark, Inc.
(a)(b)
....................... 98,500 787,015
Clearwater Analytics Holdings, Inc., Class A
(a)
...... 53,387 1,660,336
Commvault Systems, Inc.
(a)
.................. 22,058 3,762,212
Confluent, Inc., Class A
(a)
................... 105,288 3,341,841
Core Scientific, Inc.
(a)
...................... 79,351 885,557
Digimarc Corp.
(a)
......................... 31,563 516,055
Security Shares Value
a
Software (continued)
Dolby Laboratories, Inc., Class A .............. 40,602 $ 3,313,529
DoubleVerify Holdings, Inc.
(a)
................. 94,886 1,318,915
Dropbox, Inc., Class A
(a)
.................... 123,136 3,199,073
E2open Parent Holdings, Inc., Class A
(a)
......... 381,974 874,720
Elastic N.V.
(a)
............................ 39,407 4,585,399
Five9, Inc.
(a)
............................ 39,611 1,433,918
Freshworks, Inc., Class A
(a)
.................. 60,444 1,031,175
Gitlab, Inc., Class A
(a)(b)
..................... 47,896 2,883,818
Guidewire Software, Inc.
(a)
................... 37,096 7,468,167
Hut 8 Corp.
(a)(b)
.......................... 50,280 741,630
Informatica, Inc., Class A
(a)(b)
................. 48,285 925,141
Intapp, Inc.
(a)
............................ 27,644 1,823,398
InterDigital, Inc. .......................... 15,002 3,205,027
JFrog Ltd.
(a)(b)
........................... 38,630 1,419,653
Klaviyo, Inc., Series A
(a)(b)
................... 27,848 1,094,983
Life360, Inc.
(a)
........................... 21,519 972,659
LiveRamp Holdings, Inc.
(a)
................... 33,871 1,012,065
MARA Holdings, Inc.
(a)(b)
.................... 108,592 1,511,601
MeridianLink, Inc.
(a)
....................... 52,597 960,421
N-able, Inc.
(a)
............................ 98,666 989,620
nCino, Inc.
(a)(b)
........................... 29,762 931,848
NCR Voyix Corp.
(a)
........................ 80,924 912,823
NextNav, Inc.
(a)(b)
......................... 79,578 834,773
PagerDuty, Inc.
(a)(b)
........................ 56,536 1,001,818
Pegasystems, Inc. ........................ 22,697 1,781,941
Procore Technologies, Inc.
(a)(b)
................ 47,378 3,622,996
Progress Software Corp. .................... 66,174 3,615,747
PROS Holdings, Inc.
(a)
..................... 43,397 1,049,339
Q2 Holdings, Inc.
(a)
........................ 28,771 2,513,722
QXO, Inc.
(a)
............................. 125,010 1,592,627
RingCentral, Inc., Class A
(a)
.................. 29,391 836,174
Riot Platforms, Inc.
(a)(b)
..................... 89,821 833,539
Rubrik, Inc., Class A
(a)
...................... 27,605 1,797,638
SentinelOne, Inc., Class A
(a)
.................. 89,602 1,848,489
SoundHound AI, Inc., Class A
(a)(b)
.............. 109,626 1,186,153
SPS Commerce, Inc.
(a)
..................... 16,110 2,145,852
Tenable Holdings, Inc.
(a)
.................... 52,631 2,007,346
Teradata Corp.
(a)
......................... 65,643 1,564,929
UiPath, Inc., Class A
(a)(b)
.................... 175,547 2,159,228
Unity Software, Inc.
(a)(b)
..................... 106,301 2,725,558
Varonis Systems, Inc.
(a)
..................... 22,213 954,493
Verint Systems, Inc.
(a)
...................... 41,687 940,876
Vertex, Inc., Class A
(a)(b)
..................... 20,908 675,119
Workiva, Inc., Class A
(a)
..................... 42,822 3,747,781
Zeta Global Holdings Corp., Class A
(a)
........... 39,958 687,677
122,782,835
a
Specialized REITs  — 0.7%
CubeSmart ............................. 83,968 3,466,199
EPR Properties .......................... 20,779 1,102,741
Outfront Media, Inc.
(a)
...................... 70,182 1,305,385
PotlatchDeltic Corp. ....................... 102,128 4,741,803
Rayonier, Inc. ........................... 38,173 1,011,203
Uniti Group, Inc. ......................... 288,486 1,655,910
13,283,241
a
Specialty Retail  — 3.1%
Abercrombie & Fitch Co., Class A
(a)
............. 24,086 2,480,617
Advance Auto Parts, Inc. .................... 29,611 1,092,646
American Eagle Outfitters, Inc. ................ 82,906 1,085,240
Arko Corp. ............................. 129,786 585,335
Asbury Automotive Group, Inc.
(a)
............... 7,840 2,104,256
AutoNation, Inc.
(a)
......................... 5,145 938,294
Bath & Body Works, Inc. .................... 78,888 2,858,112
Boot Barn Holdings, Inc.
(a)
................... 12,258 1,500,747

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Specialty Retail (continued)
Caleres, Inc. ............................ 60,380 $ 975,741
Camping World Holdings, Inc., Class A .......... 44,336 864,109
Chewy, Inc., Class A
(a)
..................... 59,565 2,219,392
Five Below, Inc.
(a)
......................... 24,972 2,169,817
Floor & Decor Holdings, Inc., Class A
(a)
.......... 36,348 3,512,307
Foot Locker, Inc.
(a)
........................ 50,218 869,776
GameStop Corp., Class A
(a)(b)
................. 166,875 4,178,550
Gap, Inc. (The) .......................... 97,997 2,215,712
Group 1 Automotive, Inc. .................... 8,447 3,882,072
Lithia Motors, Inc., Class A .................. 14,323 4,933,414
Murphy USA, Inc. ........................ 13,644 6,402,311
National Vision Holdings, Inc.
(a)
............... 118,364 1,504,406
RH
(a)
................................. 3,862 1,243,834
Sally Beauty Holdings, Inc.
(a)
................. 106,080 956,842
Signet Jewelers Ltd. ....................... 22,110 1,156,795
Upbound Group, Inc. ...................... 40,448 1,044,367
Urban Outfitters, Inc.
(a)
..................... 17,868 1,039,739
Valvoline, Inc.
(a)
.......................... 71,763 2,646,619
Victoria's Secret & Co.
(a)
.................... 31,644 845,844
Warby Parker, Inc., Class A
(a)(b)
................ 48,446 1,198,070
Wayfair, Inc., Class A
(a)(b)
.................... 26,442 1,045,781
57,550,745
a
Technology Hardware, Storage & Peripherals  — 0.1%
IonQ, Inc.
(a)(b)
............................ 67,266 1,652,725
Xerox Holdings Corp. ...................... 121,963 808,615
2,461,340
a
Textiles, Apparel & Luxury Goods  — 1.6%
Capri Holdings Ltd.
(a)
...................... 61,165 1,344,407
Carter's, Inc. ............................ 19,276 795,521
Columbia Sportswear Co. ................... 10,797 937,611
Crocs, Inc.
(a)(b)
........................... 27,199 2,708,204
Hanesbrands, Inc.
(a)(b)
...................... 177,769 1,071,947
Kontoor Brands, Inc. ....................... 32,466 2,111,589
Levi Strauss & Co., Class A .................. 74,343 1,335,944
PVH Corp. ............................. 30,583 2,288,832
Ralph Lauren Corp., Class A ................. 9,689 2,627,075
Steven Madden Ltd. ....................... 44,758 1,467,615
Tapestry, Inc. ............................ 93,989 8,028,540
Under Armour, Inc., Class A
(a)
................. 136,663 930,675
VF Corp. .............................. 159,162 3,967,909
Wolverine World Wide, Inc. .................. 52,771 780,483
30,396,352
a
Trading Companies & Distributors  — 2.0%
Air Lease Corp., Class A .................... 39,074 1,872,426
Applied Industrial Technologies, Inc. ............ 9,474 2,373,995
Beacon Roofing Supply, Inc.
(a)
................ 22,626 2,611,493
Boise Cascade Co. ....................... 16,263 1,685,822
Core & Main, Inc., Class A
(a)
.................. 92,190 4,702,612
DNOW, Inc.
(a)
........................... 59,470 950,331
FTAI Aviation Ltd. ......................... 34,041 4,381,417
GATX Corp. ............................ 18,255 3,049,498
Herc Holdings, Inc. ........................ 17,302 2,482,491
McGrath RentCorp ........................ 14,342 1,749,724
MRC Global, Inc.
(a)
........................ 77,699 945,597
Rush Enterprises, Inc., Class A ............... 15,680 914,458
Rush Enterprises, Inc., Class B ............... 18,793 1,070,073
SiteOne Landscape Supply, Inc.
(a)(b)
............. 24,453 3,088,658
WESCO International, Inc. ................... 25,064 4,523,300
36,401,895
a
Security Shares Value
a
Water Utilities  — 0.2%
American States Water Co. .................. 12,895 $ 986,983
California Water Service Group ............... 22,193 1,008,672
SJW Group ............................. 18,267 962,123
2,957,778
a
Wireless Telecommunication Services  — 0.1%
Gogo, Inc.
(a)(b)
........................... 118,392 867,813
Telephone and Data Systems, Inc. ............. 45,030 1,625,583
2,493,396
a
Total Common Stocks — 99.5%
(Cost: $1,650,557,305) ............................... 1,856,206,172
a
Rights
Biotechnology  — 0.0%
Chinook Therapeutics, Inc., CVR (Expires 01/01/26)
(a)(c)
30,052 25,244
a
Total Rights — 0.0%
(Cost: $–) ........................................ 25,244
Total Long-Term Investments — 99.5%
(Cost: $1,650,557,305) ............................... 1,856,231,416
a
Short-Term Securities
Money Market Funds  —  5.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.50%
(d)(e)(f)
...................... 91,887,595 91,933,538
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.33%
(d)(e)
............................ 7,776,321 7,776,321
a
Total Short-Term Securities — 5.3%
(Cost: $99,655,488) ................................. 99,709,859
Total Investments — 104.8%
(Cost: $1,750,212,793) ............................... 1,955,941,275
Liabilities in Excess of Other Assets — (4.8)% ............... (89,507,614)
Net Assets — 100.0% ................................. $ 1,866,433,661
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 94,867,934 $ — $ (2,916,669)
(a)
$ (9,246) $ (8,481) $ 91,933,538 91,887,595 $ 281,570
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 6,966,077 810,244
(a)
— — — 7,776,321 7,776,321 116,523 —
$ (9,246) $ (8,481)
$ 99,709,859
$ 398,093 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 43 03/21/25 $ 4,655 $ (276,062)
E-Mini S&P MidCap 400 Index ............................................................ 12 03/21/25 3,720 (178,280)
$ (454,342)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 454,342 $ — $ — $ — $ 454,342
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 294,895 $ — $ — $ — $ 294,895
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (659,377) $ — $ — $ — $ (659,377)

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,424,383
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,855,208,618  $ 997,554  $ —  $ 1,856,206,172
Rights ................................................ —  —  25,244  25,244
Short-Term Securities
Money Market Funds ...................................... 99,709,859  —  —  99,709,859
$ 1,954,918,477  $ 997,554  $ 25,244  $ 1,955,941,275
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (454,342) $ —  $ —  $ (454,342)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Northrop Grumman Corp. ................... 172 $ 79,419
RTX Corp. ............................. 1,438 191,240
270,659
a
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................ 441 44,814
Expeditors International of Washington, Inc. ....... 934 109,614
FedEx Corp. ............................ 145 38,121
192,549
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,502 17,784
a
Banks  —  6 .8%
Bank of America Corp. ..................... 6,171 284,483
Citigroup, Inc. ........................... 1,845 147,508
Huntington Bancshares, Inc. ................. 3,525 58,057
JPMorgan Chase & Co. .................... 2,368 626,692
PNC Financial Services Group, Inc. (The) ........ 648 124,364
Truist Financial Corp. ...................... 1,135 52,607
U.S. Bancorp ........................... 1,329 62,330
Wells Fargo & Co. ........................ 1,652 129,385
1,485,426
a
Beverages  —  3 .0%
Coca-Cola Co. (The) ...................... 4,610 328,278
Constellation Brands, Inc. , Class A ............. 128 22,464
Keurig Dr Pepper, Inc. ..................... 1,424 47,732
Molson Coors Beverage Co. , Class B ........... 1,172 71,832
PepsiCo, Inc. ........................... 1,150 176,491
646,797
a
Biotechnology  —  3 .6%
AbbVie, Inc. ............................ 1,535 320,861
Amgen, Inc. ............................ 465 143,248
Biogen, Inc.
(a)
........................... 186 26,133
Gilead Sciences, Inc. ...................... 1,861 212,731
Moderna, Inc.
(a)
.......................... 607 18,792
Regeneron Pharmaceuticals, Inc. .............. 89 62,188
783,953
a
Building Products  —  1 .0%
Allegion PLC ............................ 216 27,801
Carrier Global Corp. ....................... 1,041 67,457
Fortune Brands Innovations, Inc. .............. 391 25,306
Johnson Controls International PLC ............ 890 76,237
Owens Corning .......................... 178 27,419
224,220
a
Capital Markets  —  6 .0%
Bank of New York Mellon Corp. (The) ........... 1,609 143,121
BlackRock, Inc.
(c)
......................... 66 64,533
Cboe Global Markets, Inc. ................... 322 67,878
Charles Schwab Corp. (The) ................. 1,240 98,617
FactSet Research Systems, Inc. ............... 80 36,939
Goldman Sachs Group, Inc. (The) ............. 294 182,953
Intercontinental Exchange, Inc. ............... 708 122,647
LPL Financial Holdings, Inc. .................. 57 21,189
Morgan Stanley .......................... 1,540 204,989
Nasdaq, Inc. ............................ 1,009 83,525
Raymond James Financial, Inc. ............... 430 66,508
S&P Global, Inc. ......................... 319 170,263
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ........................ 355 $ 35,227
1,298,389
a
Chemicals  —  1 .9%
Air Products and Chemicals, Inc. .............. 93 29,402
Dow, Inc. .............................. 546 20,808
Ecolab, Inc. ............................ 529 142,306
International Flavors & Fragrances, Inc. .......... 269 22,007
Linde PLC ............................. 236 110,224
LyondellBasell Industries N.V. , Class A .......... 267 20,514
PPG Industries, Inc. ....................... 596 67,479
412,740
a
Commercial Services & Supplies  —  0 .4%
Veralto Corp. ............................ 799 79,708
a
Communications Equipment  —  1 .4%
Cisco Systems, Inc. ....................... 3,815 244,580
F5, Inc.
(a)
.............................. 89 26,026
Juniper Networks, Inc. ..................... 685 24,797
295,403
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 54 22,081
a
Construction Materials  —  0 .9%
CRH PLC .............................. 1,525 156,343
Martin Marietta Materials, Inc. ................ 89 42,999
199,342
a
Consumer Finance  —  1 .8%
American Express Co. ..................... 681 204,954
Capital One Financial Corp. .................. 213 42,717
Discover Financial Services .................. 458 89,397
Synchrony Financial ....................... 788 47,816
384,884
a
Consumer Staples Distribution & Retail  —  0 .7%
Dollar Tree, Inc.
(a)
......................... 308 22,441
Kroger Co. (The) ......................... 393 25,474
Sysco Corp. ............................ 310 23,417
Target Corp. ............................ 591 73,426
144,758
a
Containers & Packaging  —  0 .6%
Avery Dennison Corp. ...................... 118 22,180
Ball Corp. .............................. 894 47,105
Crown Holdings, Inc. ...................... 235 21,063
International Paper Co. ..................... 571 32,176
122,524
a
Distributors  —  0 .5%
LKQ Corp. ............................. 2,214 93,409
Pool Corp. ............................. 63 21,861
115,270
a
Diversified Telecommunication Services  —  1 .3%
AT&T, Inc. .............................. 3,902 106,954
Verizon Communications, Inc. ................ 4,087 176,149
283,103
a
Electric Utilities  —  1 .6%
Edison International ....................... 705 38,380
Eversource Energy ....................... 792 49,904
Exelon Corp. ............................ 1,947 86,058

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electric Utilities (continued)
NextEra Energy, Inc. ...................... 2,455 $ 172,267
346,609
a
Electrical Equipment  —  0 .4%
Eaton Corp. PLC ......................... 74 21,706
Hubbell, Inc. ............................ 70 26,011
Rockwell Automation, Inc. ................... 97 27,854
75,571
a
Electronic Equipment, Instruments & Components  —  0 .4%
Keysight Technologies, Inc.
(a)
................. 313 49,933
Trimble, Inc.
(a)
........................... 425 30,591
80,524
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 1,388 61,891
Schlumberger N.V. ........................ 1,069 44,534
106,425
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 455 58,750
Walt Disney Co. (The) ..................... 1,323 150,557
209,307
a
Financial Services  —  2 .3%
Berkshire Hathaway, Inc. , Class B
(a)
............ 631 324,227
Fidelity National Information Services, Inc. ........ 591 42,032
Fiserv, Inc.
(a)
............................ 378 89,091
PayPal Holdings, Inc.
(a)
..................... 614 43,624
498,974
a
Food Products  —  2 .7%
Archer-Daniels-Midland Co. .................. 935 44,132
Bunge Global SA ......................... 796 59,055
Conagra Brands, Inc. ...................... 1,048 26,766
General Mills, Inc. ........................ 2,466 149,489
Hormel Foods Corp. ....................... 767 21,959
Kellanova .............................. 1,481 122,775
Kraft Heinz Co. (The) ...................... 2,380 73,090
McCormick & Co., Inc. , NVS ................. 454 37,505
Mondelez International, Inc. , Class A ............ 354 22,738
The Campbell's Company ................... 704 28,202
585,711
a
Ground Transportation  —  1 .1%
CSX Corp. ............................. 1,470 47,055
JB Hunt Transport Services, Inc. .............. 198 31,916
Union Pacific Corp. ....................... 653 161,088
240,059
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 267 36,849
Cooper Companies, Inc. (The)
(a)
............... 363 32,808
Edwards Lifesciences Corp.
(a)
................ 1,254 89,811
GE HealthCare Technologies, Inc. ............. 234 20,440
Hologic, Inc.
(a)
........................... 381 24,152
ResMed, Inc. ........................... 91 21,250
Solventum Corp.
(a)
........................ 308 24,563
STERIS PLC ............................ 448 98,229
Stryker Corp. ........................... 97 37,460
Zimmer Biomet Holdings, Inc. ................ 435 45,379
430,941
a
Health Care Providers & Services  —  5 .2%
Cardinal Health, Inc. ....................... 683 88,435
Cencora, Inc. ........................... 333 84,429
Centene Corp.
(a)
......................... 663 38,560
Security Shares Value
a
Health Care Providers & Services (continued)
Cigna Group (The) ........................ 352 $ 108,715
CVS Health Corp. ........................ 613 40,286
Elevance Health, Inc. ...................... 363 144,068
HCA Healthcare, Inc. ...................... 139 42,576
Humana, Inc. ........................... 136 36,777
Labcorp Holdings, Inc. ..................... 199 49,957
McKesson Corp. ......................... 115 73,630
Quest Diagnostics, Inc. ..................... 397 68,641
UnitedHealth Group, Inc. .................... 742 352,420
1,128,494
a
Health Care REITs  —  0 .5%
Welltower, Inc. ........................... 722 110,834
a
Hotels, Restaurants & Leisure  —  1 .3%
McDonald's Corp. ........................ 567 174,823
Starbucks Corp. .......................... 839 97,165
271,988
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 184 23,333
PulteGroup, Inc. ......................... 217 22,412
45,745
a
Household Products  —  3 .0%
Church & Dwight Co., Inc. ................... 557 61,938
Clorox Co. (The) ......................... 532 83,200
Colgate-Palmolive Co. ..................... 251 22,884
Kimberly-Clark Corp. ...................... 416 59,076
Procter & Gamble Co. (The) ................. 2,454 426,603
653,701
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 995 154,345
Honeywell International, Inc. ................. 817 173,931
328,276
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 588 72,865
a
Insurance  —  5 .1%
Aflac, Inc. .............................. 447 48,933
Allstate Corp. (The) ....................... 256 50,983
Aon PLC , Class A ........................ 107 43,776
Arch Capital Group Ltd. .................... 375 34,841
Arthur J Gallagher & Co. .................... 137 46,270
Assurant, Inc. ........................... 198 41,162
Everest Group Ltd. ........................ 64 22,606
Hartford Insurance Group, Inc. (The) ............ 1,258 148,796
Marsh & McLennan Companies, Inc. ............ 520 123,677
MetLife, Inc. ............................ 1,370 118,067
Progressive Corp. (The) .................... 490 138,180
Prudential Financial, Inc. .................... 1,637 188,419
Travelers Companies, Inc. (The) ............... 260 67,207
Willis Towers Watson PLC ................... 107 36,343
1,109,260
a
IT Services  —  2 .3%
Accenture PLC , Class A .................... 588 204,918
Akamai Technologies, Inc.
(a)
.................. 339 27,350
International Business Machines Corp. .......... 982 247,896
Twilio, Inc. , Class A
(a)
...................... 217 26,025
506,189
a
Life Sciences Tools & Services  —  1 .2%
Agilent Technologies, Inc. ................... 325 41,574
Avantor, Inc.
(a)
........................... 1,250 20,875

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Danaher Corp. .......................... 446 $ 92,661
IQVIA Holdings, Inc.
(a)
...................... 217 40,970
Waters Corp.
(a)
.......................... 103 38,866
West Pharmaceutical Services, Inc. ............ 128 29,739
264,685
a
Machinery  —  4 .0%
Caterpillar, Inc. .......................... 438 150,650
CNH Industrial N.V. ....................... 3,723 47,952
Cummins, Inc. ........................... 404 148,745
Deere & Co. ............................ 235 112,986
Dover Corp. ............................ 107 21,268
Fortive Corp. ............................ 772 61,405
IDEX Corp. ............................. 164 31,870
Illinois Tool Works, Inc. ..................... 88 23,230
Ingersoll Rand, Inc. ....................... 250 21,195
Parker-Hannifin Corp. ...................... 87 58,160
Pentair PLC ............................ 1,044 98,345
Xylem, Inc. ............................. 722 94,503
870,309
a
Media  —  0 .6%
Comcast Corp. , Class A .................... 2,106 75,563
Fox Corp. , Class B ........................ 651 35,200
Interpublic Group of Companies, Inc. (The) ....... 787 21,564
132,327
a
Metals & Mining  —  0 .6%
Newmont Corp. .......................... 1,387 59,419
Nucor Corp. ............................ 375 51,551
Steel Dynamics, Inc. ....................... 179 24,178
135,148
a
Multi-Utilities  —  2 .3%
CMS Energy Corp. ........................ 1,215 88,756
Consolidated Edison, Inc. ................... 226 22,943
Dominion Energy, Inc. ...................... 1,217 68,907
NiSource, Inc. ........................... 3,906 159,404
Public Service Enterprise Group, Inc. ........... 1,796 145,745
Sempra ............................... 256 18,322
504,077
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 309 21,917
a
Oil, Gas & Consumable Fuels  —  6 .2%
Chevron Corp. ........................... 1,267 200,972
ConocoPhillips .......................... 1,910 189,376
Diamondback Energy, Inc. ................... 156 24,798
EQT Corp. ............................. 545 26,253
Exxon Mobil Corp. ........................ 2,574 286,563
Hess Corp. ............................. 482 71,789
Kinder Morgan, Inc. ....................... 5,336 144,606
ONEOK, Inc. ............................ 1,293 129,804
Ovintiv, Inc. ............................. 1,530 66,494
Phillips 66 .............................. 466 60,436
Valero Energy Corp. ....................... 339 44,317
Williams Companies, Inc. (The) ............... 1,778 103,444
1,348,852
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 884 53,146
a
Personal Care Products  —  0 .2%
Kenvue, Inc. ............................ 1,967 46,421
a
Security Shares Value
a
Pharmaceuticals  —  3 .6%
Bristol-Myers Squibb Co. .................... 1,614 $ 96,226
Johnson & Johnson ....................... 1,959 323,274
Merck & Co., Inc. ......................... 1,207 111,346
Pfizer, Inc. ............................. 4,767 125,992
Royalty Pharma PLC , Class A ................ 845 28,426
Zoetis, Inc. , Class A ....................... 587 98,170
783,434
a
Professional Services  —  2 .4%
Automatic Data Processing, Inc. ............... 764 240,797
Broadridge Financial Solutions, Inc. ............ 685 165,236
Jacobs Solutions, Inc. ...................... 340 43,557
Leidos Holdings, Inc. ...................... 165 21,445
Paychex, Inc. ........................... 195 29,576
TransUnion ............................. 223 20,612
521,223
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 393 55,782
a
Semiconductors & Semiconductor Equipment  —  4 .1%
Analog Devices, Inc. ....................... 271 62,346
Applied Materials, Inc. ..................... 916 144,792
First Solar, Inc.
(a)
......................... 133 18,112
Intel Corp. ............................. 4,201 99,690
Micron Technology, Inc. ..................... 828 77,526
NXP Semiconductors N.V. ................... 492 106,070
QUALCOMM, Inc. ........................ 807 126,836
Texas Instruments, Inc. ..................... 1,339 262,431
897,803
a
Software  —  2 .1%
ANSYS, Inc.
(a)
........................... 281 93,643
Aspen Technology, Inc.
(a)
.................... 82 21,751
Gen Digital, Inc. .......................... 785 21,454
MicroStrategy, Inc. , Class A
(a) (b)
................ 96 24,521
Salesforce, Inc. .......................... 960 285,936
447,305
a
Specialized REITs  —  2 .8%
American Tower Corp. ..................... 754 155,037
Crown Castle, Inc. ........................ 1,347 126,753
Digital Realty Trust, Inc. .................... 626 97,856
Equinix, Inc. ............................ 153 138,407
Iron Mountain, Inc. ........................ 404 37,641
Weyerhaeuser Co. ........................ 1,802 54,240
609,934
a
Specialty Retail  —  3 .7%
Best Buy Co., Inc. ........................ 595 53,496
CarMax, Inc.
(a)
........................... 243 20,162
Home Depot, Inc. (The) .................... 1,012 401,359
Lowe's Companies, Inc. .................... 614 152,665
TJX Companies, Inc. (The) .................. 314 39,175
Tractor Supply Co. ........................ 1,334 73,837
Ulta Beauty, Inc.
(a)
........................ 59 21,615
Williams-Sonoma, Inc. ..................... 237 46,116
808,425
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Dell Technologies, Inc. , Class C ............... 180 18,497
Hewlett Packard Enterprise Co. ............... 2,357 46,692
HP, Inc. ............................... 975 30,098
NetApp, Inc. ............................ 522 52,101
SanDisk Corp.
(a)
.......................... 1 47

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 375 $ 18,349
165,784
a
Textiles, Apparel & Luxury Goods  —  0 .1%
NIKE, Inc. , Class B ....................... 286 22,717
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 399 70,822
United Rentals, Inc. ....................... 71 45,605
116,427
a
Water Utilities  —  0 .2%
Essential Utilities, Inc. ...................... 984 37,372
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 82 22,115
a
Total Long-Term Investments — 99.7%
(Cost: $ 21,155,011 ) ................................. 21,646,266
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (d) (e)
...................... 23,685 $ 23,697
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.33%
(c) (d)
............................ 40,970 40,970
a
Total Short-Term Securities — 0.3%
(Cost: $ 64,667 ) .................................... 64,667
Total Investments — 100.0%
(Cost: $ 21,219,678 ) ................................. 21,710,933
Liabilities in Excess of Other Assets — 0 .0% ................ (3,465)
Net Assets — 100.0% ................................. $ 21,707,468
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 5,301 $ 18,411
(a)
$ — $ (14) $ (1) $ 23,697 23,685 $ 37
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 10,185 30,785
(a)
— — — 40,970 40,970 418 —
BlackRock, Inc. ... 16,233 56,722 (8,091) 1,205 (1,536) 64,533 66 240 —
$ 1,191 $ (1,537)
$ 129,200
$ 695 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 6 03/21/25 $ 65 $ (3,242)

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,242 $ — $ — $ — $ 3,242
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 1,804 $ — $ — $ — $ 1,804
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (4,209) $ — $ — $ — $ (4,209)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 38,591
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,646,266  $ —  $ —  $ 21,646,266
Short-Term Securities
Money Market Funds ...................................... 64,667  —  —  64,667
$ 21,710,933  $ —  $ —  $ 21,710,933
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,242) $ —  $ —  $ (3,242)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .0%
Axon Enterprise, Inc.
(a)
..................... 2,642 $ 1,396,165
General Electric Co. ....................... 39,462 8,167,845
9,564,010
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 4,302 437,169
Expeditors International of Washington, Inc. ....... 5,140 603,231
United Parcel Service, Inc. , Class B ............ 26,667 3,174,173
4,214,573
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 8,570 558,078
a
Automobiles  —  3 .2%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 27,060 320,391
Tesla, Inc.
(a)
............................. 105,338 30,861,927
31,182,318
a
Banks  —  1 .1%
Citizens Financial Group, Inc. ................ 16,068 735,432
Huntington Bancshares, Inc. ................. 52,814 869,847
KeyCorp ............................... 33,833 585,987
PNC Financial Services Group, Inc. (The) ........ 14,467 2,776,507
Regions Financial Corp. .................... 33,331 790,278
Truist Financial Corp. ...................... 48,403 2,243,479
U.S. Bancorp ........................... 56,802 2,664,014
10,665,544
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 149,214 10,625,529
Keurig Dr Pepper, Inc. ..................... 42,134 1,412,331
Monster Beverage Corp.
(a)
................... 26,594 1,453,362
PepsiCo, Inc. ........................... 50,025 7,677,337
21,168,559
a
Biotechnology  —  1 .3%
Amgen, Inc. ............................ 19,599 6,037,668
Biogen, Inc.
(a)
........................... 5,319 747,320
Gilead Sciences, Inc. ...................... 45,411 5,190,931
Neurocrine Biosciences, Inc.
(a)
................ 3,695 438,670
12,414,589
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 17,465 1,130,684
MercadoLibre, Inc.
(a)
....................... 1,663 3,528,670
4,659,354
a
Building Products  —  0 .9%
Allegion PLC ............................ 3,169 407,882
Carrier Global Corp. ....................... 29,443 1,907,906
Fortune Brands Innovations, Inc. .............. 4,565 295,447
Johnson Controls International PLC ............ 24,144 2,068,175
Lennox International, Inc. ................... 1,165 700,223
Owens Corning .......................... 3,128 481,837
Trane Technologies PLC .................... 8,205 2,902,109
8,763,579
a
Capital Markets  —  4 .2%
Ameriprise Financial, Inc. ................... 3,537 1,900,430
Bank of New York Mellon Corp. (The) ........... 26,168 2,327,644
BlackRock, Inc.
(c)
......................... 5,365 5,245,790
Cboe Global Markets, Inc. ................... 3,829 807,153
Charles Schwab Corp. (The) ................. 62,762 4,991,462
FactSet Research Systems, Inc. ............... 1,388 640,895
Franklin Resources, Inc. .................... 10,509 212,807
Security Shares Value
a
Capital Markets (continued)
Intercontinental Exchange, Inc. ............... 20,925 $ 3,624,838
LPL Financial Holdings, Inc. .................. 2,723 1,012,248
Moody's Corp. ........................... 5,946 2,996,427
Morgan Stanley .......................... 44,055 5,864,161
Nasdaq, Inc. ............................ 15,661 1,296,418
Northern Trust Corp. ....................... 7,227 796,560
Raymond James Financial, Inc. ............... 7,135 1,103,570
S&P Global, Inc. ......................... 11,576 6,178,574
State Street Corp. ........................ 10,654 1,057,196
T Rowe Price Group, Inc. ................... 8,111 857,495
40,913,668
a
Chemicals  —  1 .6%
Air Products and Chemicals, Inc. .............. 8,097 2,559,866
Ecolab, Inc. ............................ 9,292 2,499,641
International Flavors & Fragrances, Inc. .......... 9,359 765,660
Linde PLC ............................. 17,361 8,108,455
LyondellBasell Industries N.V. , Class A .......... 9,541 733,035
PPG Industries, Inc. ....................... 8,449 956,596
15,623,253
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 13,239 2,747,092
Veralto Corp. ............................ 9,039 901,731
3,648,823
a
Communications Equipment  —  0 .0%
Juniper Networks, Inc. ..................... 12,049 436,174
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 1,677 685,742
Quanta Services, Inc. ...................... 5,386 1,398,367
2,084,109
a
Construction Materials  —  0 .4%
CRH PLC .............................. 24,769 2,539,318
Martin Marietta Materials, Inc. ................ 2,233 1,078,852
3,618,170
a
Consumer Finance  —  1 .2%
Ally Financial, Inc. ........................ 9,926 368,255
American Express Co. ..................... 20,548 6,184,126
Capital One Financial Corp. .................. 13,900 2,787,645
Discover Financial Services .................. 9,179 1,791,649
Synchrony Financial ....................... 14,196 861,413
11,993,088
a
Consumer Staples Distribution & Retail  —  0 .6%
Albertsons Companies, Inc. , Class A ............ 13,750 289,300
Dollar General Corp. ...................... 8,019 594,849
Kroger Co. (The) ......................... 25,057 1,624,195
Sysco Corp. ............................ 17,911 1,352,997
Target Corp. ............................ 16,707 2,075,678
Walgreens Boots Alliance, Inc. ................ 26,615 284,248
6,221,267
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 2,928 550,376
Ball Corp. .............................. 10,881 573,320
International Paper Co. ..................... 18,181 1,024,499
Smurfit WestRock PLC ..................... 18,980 988,289
3,136,484
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 5,054 631,144
LKQ Corp. ............................. 9,438 398,189

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 1,399 $ 485,453
1,514,786
a
Diversified Telecommunication Services  —  0 .7%
Verizon Communications, Inc. ................ 153,593 6,619,858
a
Electric Utilities  —  0 .4%
Edison International ....................... 14,116 768,475
Eversource Energy ....................... 13,359 841,750
Exelon Corp. ............................ 36,538 1,614,980
NRG Energy, Inc. ......................... 7,386 780,774
4,005,979
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 14,409 4,226,448
Rockwell Automation, Inc. ................... 4,117 1,182,196
5,408,644
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 6,332 1,010,144
Trimble, Inc.
(a)
........................... 8,870 638,463
1,648,607
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 36,079 1,608,762
Halliburton Co. .......................... 31,921 841,757
Schlumberger N.V. ........................ 51,489 2,145,032
4,595,551
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 9,081 1,172,539
Take-Two Interactive Software, Inc.
(a)
............ 6,407 1,358,156
Walt Disney Co. (The) ..................... 66,029 7,514,100
10,044,795
a
Financial Services  —  5 .1%
Equitable Holdings, Inc. .................... 11,425 628,604
Fidelity National Information Services, Inc. ........ 19,629 1,396,014
Fiserv, Inc.
(a)
............................ 20,743 4,888,918
Mastercard, Inc. , Class A .................... 29,887 17,224,177
PayPal Holdings, Inc.
(a)
..................... 34,726 2,467,282
Visa, Inc. , Class A ........................ 63,056 22,871,042
49,476,037
a
Food Products  —  0 .5%
Bunge Global SA ......................... 5,075 376,514
Conagra Brands, Inc. ...................... 17,342 442,915
General Mills, Inc. ........................ 20,184 1,223,554
Hormel Foods Corp. ....................... 10,935 313,069
J M Smucker Co. (The) ..................... 3,856 426,204
Kellanova .............................. 10,026 831,155
McCormick & Co., Inc. , NVS ................. 9,266 765,464
The Campbell's Company ................... 7,027 281,502
4,660,377
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,674 863,186
a
Ground Transportation  —  1 .0%
CSX Corp. ............................. 70,312 2,250,687
JB Hunt Transport Services, Inc. .............. 2,931 472,448
Old Dominion Freight Line, Inc. ............... 6,994 1,234,441
Union Pacific Corp. ....................... 22,105 5,453,082
9,410,658
a
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .0%
Align Technology, Inc.
(a)
..................... 2,586 $ 483,660
Cooper Companies, Inc. (The)
(a)
............... 7,323 661,853
Dexcom, Inc.
(a)
.......................... 14,242 1,258,565
Edwards Lifesciences Corp.
(a)
................ 21,505 1,540,188
GE HealthCare Technologies, Inc. ............. 16,693 1,458,134
Hologic, Inc.
(a)
........................... 8,275 524,552
IDEXX Laboratories, Inc.
(a)
................... 2,986 1,305,210
Insulet Corp.
(a)
........................... 2,547 693,472
Solventum Corp.
(a)
........................ 5,324 424,589
STERIS PLC ............................ 3,581 785,170
Zimmer Biomet Holdings, Inc. ................ 7,258 757,155
9,892,548
a
Health Care Providers & Services  —  1 .4%
Cencora, Inc. ........................... 6,342 1,607,951
Cigna Group (The) ........................ 10,142 3,132,357
DaVita, Inc.
(a)
............................ 1,620 239,566
Elevance Health, Inc. ...................... 8,454 3,355,224
HCA Healthcare, Inc. ...................... 6,927 2,121,740
Humana, Inc. ........................... 4,403 1,190,659
Labcorp Holdings, Inc. ..................... 3,054 766,676
Molina Healthcare, Inc.
(a)
.................... 2,086 628,136
Quest Diagnostics, Inc. ..................... 4,088 706,815
13,749,124
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 25,742 526,681
Welltower, Inc. ........................... 22,704 3,485,291
4,011,972
a
Hotels, Restaurants & Leisure  —  2 .5%
Booking Holdings, Inc. ..................... 1,207 6,054,324
Darden Restaurants, Inc. ................... 4,265 854,962
Domino's Pizza, Inc. ....................... 1,255 614,586
DoorDash, Inc. , Class A
(a)
................... 12,789 2,537,849
Hilton Worldwide Holdings, Inc. ............... 8,888 2,354,964
McDonald's Corp. ........................ 26,129 8,056,355
Royal Caribbean Cruises Ltd. ................ 9,313 2,291,929
Yum! Brands, Inc. ........................ 10,175 1,591,065
24,356,034
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 10,528 1,335,056
NVR, Inc.
(a)
............................. 112 811,505
PulteGroup, Inc. ......................... 7,478 772,328
2,918,889
a
Household Products  —  2 .1%
Church & Dwight Co., Inc. ................... 8,936 993,683
Clorox Co. (The) ......................... 4,496 703,129
Colgate-Palmolive Co. ..................... 28,366 2,586,128
Kimberly-Clark Corp. ...................... 12,159 1,726,700
Procter & Gamble Co. (The) ................. 85,834 14,921,383
20,931,023
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 19,855 3,079,908
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 33,759 4,183,415
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 19,242 2,106,422
Allstate Corp. (The) ....................... 9,639 1,919,607
Arch Capital Group Ltd. .................... 13,712 1,273,982
Assurant, Inc. ........................... 1,884 391,665

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
Hartford Insurance Group, Inc. (The) ............ 10,570 $ 1,250,219
Marsh & McLennan Companies, Inc. ............ 17,907 4,259,001
Principal Financial Group, Inc. ................ 8,340 742,593
Progressive Corp. (The) .................... 21,368 6,025,776
Prudential Financial, Inc. .................... 13,020 1,498,602
Travelers Companies, Inc. (The) ............... 8,273 2,138,488
Willis Towers Watson PLC ................... 3,666 1,245,157
22,851,512
a
Interactive Media & Services  —  6 .9%
Alphabet, Inc. , Class A ..................... 213,042 36,276,792
Alphabet, Inc. , Class C , NVS ................. 181,598 31,274,807
67,551,599
IT Services  —  1 .9%
Accenture PLC , Class A .................... 22,797 7,944,755
Akamai Technologies, Inc.
(a)
.................. 5,499 443,659
Gartner, Inc.
(a)
........................... 2,819 1,404,764
International Business Machines Corp. .......... 33,714 8,510,762
Twilio, Inc. , Class A
(a)
...................... 5,313 637,188
18,941,128
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. ................... 10,413 1,332,031
Avantor, Inc.
(a) (b)
.......................... 24,644 411,555
Bio-Techne Corp. ......................... 5,838 360,496
Danaher Corp. .......................... 23,701 4,924,120
IQVIA Holdings, Inc.
(a)
...................... 6,600 1,246,080
Mettler-Toledo International, Inc.
(a)
............. 769 978,722
Waters Corp.
(a)
.......................... 2,159 814,677
West Pharmaceutical Services, Inc. ............ 2,654 616,630
10,684,311
a
Machinery  —  2 .2%
Caterpillar, Inc. .......................... 17,604 6,054,896
CNH Industrial N.V. ....................... 31,622 407,291
Cummins, Inc. ........................... 5,001 1,841,268
Deere & Co. ............................ 9,434 4,535,773
Dover Corp. ............................ 4,997 993,254
Fortive Corp. ............................ 12,637 1,005,147
Graco, Inc. ............................. 6,121 532,955
IDEX Corp. ............................. 2,753 534,990
Illinois Tool Works, Inc. ..................... 10,767 2,842,273
Ingersoll Rand, Inc. ....................... 14,752 1,250,675
Pentair PLC ............................ 6,002 565,388
Xylem, Inc. ............................. 8,867 1,160,602
21,724,512
a
Media  —  0 .8%
Charter Communications, Inc. , Class A
(a)
......... 3,370 1,225,231
Comcast Corp. , Class A .................... 139,176 4,993,635
Fox Corp. , Class A , NVS .................... 8,136 468,633
Fox Corp. , Class B ........................ 5,126 277,163
Interpublic Group of Companies, Inc. (The) ....... 13,741 376,503
Omnicom Group, Inc. ...................... 7,114 588,755
7,929,920
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 41,509 1,778,246
Nucor Corp. ............................ 8,562 1,177,018
Steel Dynamics, Inc. ....................... 5,273 712,224
3,667,488
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 20,438 448,818
a
Security Shares Value
a
Multi-Utilities  —  0 .4%
CMS Energy Corp. ........................ 10,831 $ 791,205
Consolidated Edison, Inc. ................... 12,637 1,282,908
NiSource, Inc. ........................... 17,019 694,545
Sempra ............................... 23,151 1,656,917
4,425,575
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 5,538 392,810
a
Oil, Gas & Consumable Fuels  —  1 .4%
Cheniere Energy, Inc. ...................... 8,181 1,869,849
Marathon Petroleum Corp. .................. 11,718 1,759,809
ONEOK, Inc. ............................ 22,642 2,273,031
Phillips 66 .............................. 15,058 1,952,872
Targa Resources Corp. ..................... 7,553 1,523,591
Valero Energy Corp. ....................... 11,543 1,509,017
Williams Companies, Inc. (The) ............... 44,524 2,590,406
13,478,575
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 5,846 351,462
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 8,511 612,026
Kenvue, Inc. ............................ 69,905 1,649,758
2,261,784
a
Pharmaceuticals  —  5 .9%
Bristol-Myers Squibb Co. .................... 74,059 4,415,398
Eli Lilly & Co. ........................... 29,421 27,085,855
Johnson & Johnson ....................... 87,785 14,486,281
Merck & Co., Inc. ......................... 92,233 8,508,494
Zoetis, Inc. , Class A ....................... 16,450 2,751,098
57,247,126
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 14,848 4,679,793
Broadridge Financial Solutions, Inc. ............ 4,262 1,028,080
Dayforce, Inc.
(a) (b)
......................... 5,462 338,589
Paychex, Inc. ........................... 11,840 1,795,773
TransUnion ............................. 7,149 660,782
8,503,017
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 11,200 1,589,728
a
Semiconductors & Semiconductor Equipment  —  14 .5%
Advanced Micro Devices, Inc.
(a)
............... 59,139 5,905,621
Applied Materials, Inc. ..................... 29,668 4,689,621
First Solar, Inc.
(a)
......................... 3,704 504,411
Intel Corp. ............................. 157,257 3,731,709
Lam Research Corp. ...................... 46,914 3,600,180
Marvell Technology, Inc. .................... 31,609 2,902,338
NVIDIA Corp. ........................... 892,933 111,545,190
NXP Semiconductors N.V. ................... 9,291 2,003,047
Texas Instruments, Inc. ..................... 33,260 6,518,627
141,400,744
a
Software  —  15 .9%
Adobe, Inc.
(a)
............................ 15,872 6,960,824
ANSYS, Inc.
(a)
........................... 3,194 1,064,401
Aspen Technology, Inc.
(a)
.................... 1,047 277,717
Atlassian Corp. , Class A
(a)
................... 5,887 1,673,439
Autodesk, Inc.
(a)
.......................... 7,845 2,151,177
Cadence Design Systems, Inc.
(a)
.............. 10,010 2,507,505
DocuSign, Inc.
(a)
......................... 7,335 610,052

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Fair Isaac Corp.
(a)
......................... 888 $ 1,675,079
Gen Digital, Inc. .......................... 20,103 549,415
HubSpot, Inc.
(a)
.......................... 1,776 1,285,806
Intuit, Inc. .............................. 10,206 6,264,851
Manhattan Associates, Inc.
(a)
................. 2,227 393,912
Microsoft Corp. .......................... 257,530 102,236,835
Palo Alto Networks, Inc.
(a) (b)
.................. 23,926 4,556,228
PTC, Inc.
(a)
............................. 4,394 718,990
Salesforce, Inc. .......................... 34,890 10,391,986
ServiceNow, Inc.
(a)
........................ 7,511 6,983,427
Synopsys, Inc.
(a)
......................... 5,636 2,577,230
Workday, Inc. , Class A
(a)
.................... 7,787 2,050,629
Zscaler, Inc.
(a)
........................... 3,636 713,492
155,642,995
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 17,022 3,500,064
Crown Castle, Inc. ........................ 15,876 1,493,932
Digital Realty Trust, Inc. .................... 12,095 1,890,690
Equinix, Inc. ............................ 3,518 3,182,453
Iron Mountain, Inc. ........................ 10,710 997,851
SBA Communications Corp. , Class A ............ 3,913 852,643
Weyerhaeuser Co. ........................ 26,484 797,168
12,714,801
a
Specialty Retail  —  3 .5%
AutoZone, Inc.
(a)
......................... 612 2,137,722
Best Buy Co., Inc. ........................ 7,382 663,716
Burlington Stores, Inc.
(a)
.................... 2,312 576,451
CarMax, Inc.
(a)
........................... 5,590 463,802
Dick's Sporting Goods, Inc. .................. 2,114 475,861
Home Depot, Inc. (The) .................... 36,219 14,364,456
Lowe's Companies, Inc. .................... 20,588 5,119,000
O'Reilly Automotive, Inc.
(a)
................... 2,105 2,891,512
TJX Companies, Inc. (The) .................. 40,988 5,113,663
Tractor Supply Co. ........................ 19,477 1,078,052
Ulta Beauty, Inc.
(a)
........................ 1,691 619,515
Williams-Sonoma, Inc. ..................... 4,488 873,275
34,377,025
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 47,673 944,402
HP, Inc. ............................... 34,193 1,055,538
NetApp, Inc. ............................ 7,413 739,891
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp.
(a)
.......................... 1 $ 47
Seagate Technology Holdings PLC ............. 7,694 784,096
Western Digital Corp.
(a)
..................... 12,636 618,279
4,142,253
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 5,552 773,727
Lululemon Athletica, Inc.
(a)
................... 4,041 1,477,430
NIKE, Inc. , Class B ....................... 43,069 3,420,970
5,672,127
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 7,290 1,293,975
United Rentals, Inc. ....................... 2,393 1,537,072
WW Grainger, Inc. ........................ 1,597 1,630,872
4,461,919
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,145 971,506
Essential Utilities, Inc. ...................... 9,436 358,379
1,329,885
a
Total Long-Term Investments — 99.7%
(Cost: $ 774,421,294 ) ................................ 974,028,145
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (d) (e)
...................... 1,760,520 1,761,401
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.33%
(c) (d)
............................ 1,902,467 1,902,467
a
Total Short-Term Securities — 0.4%
(Cost: $ 3,663,502 ) .................................. 3,663,868
Total Investments — 100.1%
(Cost: $ 778,084,796 ) ................................ 977,692,013
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,247,919)
Net Assets — 100.0% ................................. $ 976,444,094
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 6,733,446 $ — $ (4,972,219)
(a)
$ 566 $ (392) $ 1,761,401 1,760,520 $ 7,315
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,605,907 — (703,440)
(a)
— — 1,902,467 1,902,467 58,732 —

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG MSCI USA Leaders ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock, Inc. ... $ 5,586,713 $ 160,867 $ (1,005,753) $ 209,325 $ 294,638 $ 5,245,790 5,365 $ 59,216 $ —
$ 209,891 $ 294,246
$ 8,909,658
$ 125,263 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 9 03/21/25 $ 2,683 $ (37,633)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 37,633 $ — $ — $ — $ 37,633
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 245,463 $ — $ — $ — $ 245,463
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (90,218) $ — $ — $ — $ (90,218)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,703,319
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 974,028,145  $ —  $ —  $ 974,028,145
Short-Term Securities
Money Market Funds ...................................... 3,663,868  —  —  3,663,868
$ 977,692,013  $ —  $ —  $ 977,692,013
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (37,633) $ —  $ —  $ (37,633)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2025
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
Axon Enterprise, Inc.
(a)
..................... 15,701 $ 8,297,193
a
Automobiles  —  3 .4%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 559,337 6,622,550
Tesla, Inc.
(a)
............................. 202,196 59,239,384
65,861,934
a
Banks  —  1 .9%
JPMorgan Chase & Co. .................... 109,403 28,953,504
M&T Bank Corp. ......................... 8,914 1,708,992
U.S. Bancorp ........................... 14,093 660,962
Wells Fargo & Co. ........................ 56,220 4,403,150
35,726,608
a
Beverages  —  0 .5%
Brown-Forman Corp. , Class B , NVS ............ 134,829 4,464,188
Constellation Brands, Inc. , Class A ............. 2,188 383,994
Monster Beverage Corp.
(a)
................... 85,569 4,676,346
9,524,528
a
Biotechnology  —  1 .7%
AbbVie, Inc. ............................ 67,434 14,095,729
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,397 2,565,460
Amgen, Inc. ............................ 14,517 4,472,107
Biogen, Inc.
(a)
........................... 6,785 953,293
BioMarin Pharmaceutical, Inc.
(a)
............... 15,558 1,107,107
Exact Sciences Corp.
(a)
..................... 3,857 182,860
Neurocrine Biosciences, Inc.
(a)
................ 5,953 706,740
Regeneron Pharmaceuticals, Inc. .............. 4,929 3,444,089
Vertex Pharmaceuticals, Inc.
(a)
................ 11,287 5,415,390
32,942,775
a
Broadline Retail  —  4 .2%
Amazon.com, Inc.
(a)
....................... 349,863 74,268,918
eBay, Inc. .............................. 5,226 338,331
MercadoLibre, Inc.
(a)
....................... 2,702 5,733,293
80,340,542
a
Capital Markets  —  4 .2%
Ameriprise Financial, Inc. ................... 1,730 929,529
Bank of New York Mellon Corp. (The) ........... 57,342 5,100,571
BlackRock, Inc.
(c)
......................... 9,819 9,600,822
Cboe Global Markets, Inc. ................... 10,445 2,201,806
Charles Schwab Corp. (The) ................. 100,864 8,021,714
CME Group, Inc. , Class A ................... 29,875 7,581,379
Coinbase Global, Inc. , Class A
(a)
............... 3,567 769,117
FactSet Research Systems, Inc. ............... 4,039 1,864,968
Intercontinental Exchange, Inc. ............... 34,415 5,961,710
KKR & Co., Inc. .......................... 21,317 2,890,372
Moody's Corp. ........................... 19,720 9,937,697
Nasdaq, Inc. ............................ 30,703 2,541,594
Northern Trust Corp. ....................... 17,724 1,953,539
Raymond James Financial, Inc. ............... 2,560 395,955
S&P Global, Inc. ......................... 30,261 16,151,506
SEI Investments Co. ....................... 26,648 2,133,172
T Rowe Price Group, Inc. ................... 17,194 1,817,750
Tradeweb Markets, Inc. , Class A ............... 3,616 489,498
80,342,699
a
Chemicals  —  2 .1%
Sherwin-Williams Co. (The) .................. 110,088 39,881,580
a
Security Shares Value
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 30,202 $ 6,266,915
Copart, Inc.
(a)
........................... 50,369 2,760,221
Rollins, Inc. ............................. 66,568 3,487,498
Veralto Corp. ............................ 49,349 4,923,056
17,437,690
a
Communications Equipment  —  2 .0%
Arista Networks, Inc.
(a)
..................... 33,179 3,087,306
Cisco Systems, Inc. ....................... 262,380 16,821,182
F5, Inc.
(a)
.............................. 28,684 8,388,062
Motorola Solutions, Inc. .................... 20,656 9,093,184
37,389,734
a
Construction & Engineering  —  0 .1%
AECOM ............................... 19,869 1,987,893
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 27,722 8,343,213
Discover Financial Services .................. 13,500 2,635,065
10,978,278
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,768 562,993
a
Electric Utilities  —  0 .8%
Edison International ....................... 287,875 15,671,915
a
Electrical Equipment  —  0 .6%
AMETEK, Inc. ........................... 40,889 7,740,288
Rockwell Automation, Inc. ................... 11,022 3,164,967
10,905,255
a
Electronic Equipment, Instruments & Components  —  0 .1%
Trimble, Inc.
(a)
........................... 37,293 2,684,350
a
Entertainment  —  1 .5%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 15,864 1,529,766
Netflix, Inc.
(a)
............................ 18,609 18,247,241
Take-Two Interactive Software, Inc.
(a)
............ 2,635 558,567
Walt Disney Co. (The) ..................... 69,079 7,861,190
28,196,764
a
Financial Services  —  4 .1%
Corpay, Inc.
(a)
........................... 5,284 1,939,492
Fidelity National Information Services, Inc. ........ 11,264 801,096
Fiserv, Inc.
(a)
............................ 30,268 7,133,865
Global Payments, Inc. ..................... 11,506 1,211,352
Jack Henry & Associates, Inc. ................ 1,310 227,403
Mastercard, Inc. , Class A .................... 46,173 26,609,961
PayPal Holdings, Inc.
(a)
..................... 37,893 2,692,298
Visa, Inc. , Class A ........................ 104,610 37,943,093
78,558,560
a
Food Products  —  0 .0%
Hershey Co. (The) ........................ 2,830 488,769
a
Ground Transportation  —  0 .5%
Old Dominion Freight Line, Inc. ............... 18,301 3,230,127
Uber Technologies, Inc.
(a)
................... 13,890 1,055,779
Union Pacific Corp. ....................... 17,218 4,247,508
8,533,414
a
Health Care Equipment & Supplies  —  1 .6%
Align Technology, Inc.
(a)
..................... 2,428 454,109
Cooper Companies, Inc. (The)
(a)
............... 19,568 1,768,556
Dexcom, Inc.
(a)
.......................... 18,000 1,590,660

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 49,365 $ 3,535,521
IDEXX Laboratories, Inc.
(a)
................... 16,409 7,172,538
Insulet Corp.
(a)
........................... 3,335 908,020
Intuitive Surgical, Inc.
(a)
..................... 13,597 7,793,121
Stryker Corp. ........................... 17,396 6,718,161
29,940,686
a
Health Care Providers & Services  —  0 .9%
UnitedHealth Group, Inc. .................... 35,886 17,044,414
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 46,066 4,710,709
Healthpeak Properties, Inc. .................. 279,412 5,716,770
Welltower, Inc. ........................... 14,489 2,224,206
12,651,685
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 7,847 1,758,827
a
Hotels, Restaurants & Leisure  —  2 .1%
Airbnb, Inc. , Class A
(a)
...................... 23,028 3,197,898
Chipotle Mexican Grill, Inc.
(a)
................. 42,330 2,284,550
Hilton Worldwide Holdings, Inc. ............... 7,529 1,994,884
McDonald's Corp. ........................ 71,922 22,175,710
Starbucks Corp. .......................... 58,692 6,797,121
Wynn Resorts Ltd. ........................ 2,264 202,221
Yum! Brands, Inc. ........................ 25,138 3,930,829
40,583,213
a
Household Durables  —  0 .3%
Garmin Ltd. ............................. 23,631 5,409,845
a
Household Products  —  0 .1%
Church & Dwight Co., Inc. ................... 25,041 2,784,559
a
Industrial REITs  —  0 .8%
Prologis, Inc. ............................ 128,862 15,968,579
a
Insurance  —  3 .8%
Aflac, Inc. .............................. 103,457 11,325,438
Allstate Corp. (The) ....................... 16,226 3,231,408
American Financial Group, Inc. ............... 28,378 3,583,574
Aon PLC , Class A ........................ 4,042 1,653,663
Arch Capital Group Ltd. .................... 50,910 4,730,048
Arthur J Gallagher & Co. .................... 13,558 4,579,079
Brown & Brown, Inc. ....................... 38,106 4,517,085
Chubb Ltd. ............................. 27,067 7,727,087
Cincinnati Financial Corp. ................... 18,674 2,760,204
Erie Indemnity Co. , Class A , NVS .............. 4,659 1,994,378
Hartford Insurance Group, Inc. (The) ............ 12,661 1,497,543
Markel Group, Inc.
(a)
....................... 1,900 3,673,536
Marsh & McLennan Companies, Inc. ............ 28,888 6,870,722
MetLife, Inc. ............................ 37,968 3,272,082
Progressive Corp. (The) .................... 28,587 8,061,534
Willis Towers Watson PLC ................... 8,749 2,971,598
72,448,979
a
Interactive Media & Services  —  6 .4%
Alphabet, Inc. , Class A ..................... 118,482 20,175,115
Alphabet, Inc. , Class C , NVS ................. 265,363 45,700,816
Meta Platforms, Inc. , Class A ................. 83,892 56,056,634
Pinterest, Inc. , Class A
(a)
.................... 13,706 506,848
Snap, Inc. , Class A , NVS
(a)
.................. 25,286 259,182
122,698,595
a
Security Shares Value
a
IT Services  —  2 .3%
Accenture PLC , Class A .................... 21,384 $ 7,452,324
Gartner, Inc.
(a)
........................... 880 438,522
International Business Machines Corp. .......... 131,738 33,255,941
Okta, Inc. , Class A
(a)
....................... 3,258 294,816
Snowflake, Inc. , Class A
(a)
................... 2,910 515,361
VeriSign, Inc.
(a)
.......................... 9,145 2,175,412
44,132,376
a
Life Sciences Tools & Services  —  1 .6%
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 2,099 556,571
Bio-Techne Corp. ......................... 56,921 3,514,872
Danaher Corp. .......................... 27,137 5,637,983
Illumina, Inc.
(a)
........................... 11,740 1,041,808
IQVIA Holdings, Inc.
(a)
...................... 3,813 719,894
Mettler-Toledo International, Inc.
(a)
............. 3,065 3,900,887
Revvity, Inc. ............................ 22,803 2,557,356
Thermo Fisher Scientific, Inc. ................. 19,449 10,287,743
Waters Corp.
(a)
.......................... 1,537 579,972
West Pharmaceutical Services, Inc. ............ 10,992 2,553,881
31,350,967
a
Machinery  —  2 .2%
Fortive Corp. ............................ 60,311 4,797,137
Graco, Inc. ............................. 53,480 4,656,504
IDEX Corp. ............................. 31,938 6,206,511
Ingersoll Rand, Inc. ....................... 32,202 2,730,086
Westinghouse Air Brake Technologies Corp. ....... 2,964 549,407
Xylem, Inc. ............................. 181,064 23,699,467
42,639,112
a
Media  —  0 .5%
Charter Communications, Inc. , Class A
(a)
......... 6,499 2,362,841
Comcast Corp. , Class A .................... 105,990 3,802,921
Fox Corp. , Class A , NVS .................... 11,959 688,839
Fox Corp. , Class B ........................ 19,402 1,049,066
Trade Desk, Inc. (The) , Class A
(a)
.............. 12,422 873,515
8,777,182
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 9,920 217,843
a
Office REITs  —  0 .4%
BXP, Inc. .............................. 111,845 7,933,166
a
Pharmaceuticals  —  5 .4%
Bristol-Myers Squibb Co. .................... 130,558 7,783,868
Eli Lilly & Co. ........................... 42,829 39,429,662
Johnson & Johnson ....................... 112,919 18,633,893
Merck & Co., Inc. ......................... 136,265 12,570,446
Pfizer, Inc. ............................. 275,518 7,281,941
Royalty Pharma PLC , Class A ................ 190,039 6,392,912
Zoetis, Inc. , Class A ....................... 71,010 11,875,713
103,968,435
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 19,595 6,175,952
Booz Allen Hamilton Holding Corp. , Class A ....... 6,744 715,269
Equifax, Inc. ............................ 7,358 1,804,181
Paychex, Inc. ........................... 33,813 5,128,418
Paycom Software, Inc. ..................... 1,004 220,348
SS&C Technologies Holdings, Inc. ............. 2,821 251,210
Verisk Analytics, Inc. ....................... 12,489 3,708,109
18,003,487
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Real Estate Management & Development  —  0 .2%
CoStar Group, Inc.
(a) (b)
...................... 35,137 $ 2,679,196
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 4,119 315,763
2,994,959
a
Residential REITs  —  0 .7%
AvalonBay Communities, Inc. ................ 42,013 9,502,500
Equity Residential ........................ 29,290 2,172,439
Essex Property Trust, Inc. ................... 7,687 2,395,039
14,069,978
a
Retail REITs  —  0 .3%
Realty Income Corp. ....................... 28,639 1,633,282
Simon Property Group, Inc. .................. 17,118 3,185,489
4,818,771
a
Semiconductors & Semiconductor Equipment  —  12 .8%
Advanced Micro Devices, Inc.
(a)
............... 101,292 10,115,019
Analog Devices, Inc. ....................... 56,702 13,044,862
Broadcom, Inc. .......................... 174,320 34,764,638
First Solar, Inc.
(a)
......................... 75,808 10,323,533
Intel Corp. ............................. 234,798 5,571,756
KLA Corp. .............................. 5,840 4,139,626
Marvell Technology, Inc. .................... 78,795 7,234,957
NVIDIA Corp. ........................... 1,182,129 147,671,555
Texas Instruments, Inc. ..................... 62,405 12,230,756
245,096,702
a
Software  —  11 .8%
Adobe, Inc.
(a)
............................ 20,471 8,977,762
ANSYS, Inc.
(a)
........................... 3,189 1,062,734
Autodesk, Inc.
(a)
.......................... 13,818 3,789,034
Fortinet, Inc.
(a)
........................... 28,150 3,040,482
Intuit, Inc. .............................. 16,619 10,201,407
Microsoft Corp. .......................... 323,210 128,311,138
Oracle Corp. ............................ 88,655 14,722,049
Palo Alto Networks, Inc.
(a) (b)
.................. 25,986 4,948,514
Roper Technologies, Inc. .................... 5,571 3,256,250
Salesforce, Inc. .......................... 64,781 19,295,021
ServiceNow, Inc.
(a)
........................ 26,424 24,567,978
Tyler Technologies, Inc.
(a)
................... 1,445 879,181
Workday, Inc. , Class A
(a)
.................... 5,568 1,466,277
Zoom Communications, Inc. , Class A
(a)
.......... 9,702 715,037
225,232,864
a
Specialized REITs  —  5 .1%
American Tower Corp. ..................... 21,830 4,488,685
Digital Realty Trust, Inc. .................... 232,135 36,287,343
Security Shares Value
a
Specialized REITs (continued)
Equinix, Inc. ............................ 47,013 $ 42,528,900
Extra Space Storage, Inc. ................... 9,896 1,509,734
Public Storage ........................... 15,218 4,620,489
VICI Properties, Inc. ....................... 246,210 7,999,363
97,434,514
a
Specialty Retail  —  0 .8%
Home Depot, Inc. (The) .................... 36,121 14,325,589
Ulta Beauty, Inc.
(a)
........................ 3,665 1,342,709
15,668,298
a
Technology Hardware, Storage & Peripherals  —  7 .4%
Apple, Inc. ............................. 584,945 141,463,099
Super Micro Computer, Inc.
(a) (b)
................ 9,593 397,726
141,860,825
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 59,088 4,474,734
United Rentals, Inc. ....................... 625 401,450
4,876,184
a
Water Utilities  —  0 .8%
American Water Works Co., Inc. ............... 113,140 15,383,646
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,589,704,619 ) ............................... 1,912,062,165
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (d) (e)
...................... 11,423,692 11,429,404
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.33%
(c) (d)
............................ 2,221,293 2,221,293
a
Total Short-Term Securities — 0.7%
(Cost: $ 13,648,220 ) ................................. 13,650,697
Total Investments — 100.6%
(Cost: $ 1,603,352,839 ) ............................... 1,925,712,862
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (10,834,008)
Net Assets — 100.0% ................................. $ 1,914,878,854
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 16,267,743 $ — $ (4,835,676)
(a)
$ (1,792) $ (871) $ 11,429,404 11,423,692 $ 24,482
(b)
$ —

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 2,360,904 $ — $ (139,611)
(a)
$ — $ — $ 2,221,293 2,221,293 $ 74,014 $ —
BlackRock, Inc. .. 9,664,698 1,675,335 (2,553,409) 701,949 112,249 9,600,822 9,819 107,243 —
$ 700,157 $ 111,378
$ 23,251,519
$ 205,739 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 6 03/21/25 $ 904 $ 42,784
E-Mini NASDAQ 100 Index .............................................................. 6 03/21/25 2,510 (90,341)
$ (47,557)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 42,784 $ — $ — $ — $ 42,784
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 90,341 $ — $ — $ — $ 90,341
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 180,933 $ — $ — $ — $ 180,933
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (122,043) $ — $ — $ — $ (122,043)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,549,175
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
Paris-Aligned Climate MSCI USA ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,912,062,165 $ — $ — $ 1,912,062,165
Short-Term Securities
Money Market Funds ...................................... 13,650,697 — — 13,650,697
$ 1,925,712,862 $ — $ — $ 1,925,712,862
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 42,784 $ — $ — $ 42,784
Liabilities
Equity Contracts ........................................... (90,341) — — (90,341)
$ (47,557) $ — $ — $ (47,557)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2025
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 13,631,206,596  $ 22,503,462  $ 1,856,231,416  $ 21,581,733
Investments, at value — affiliated
(c)
......................................... 80,545,102  63,948  99,709,859  129,200
Cash ............................................................. 400,504  28  2,795,507  1,716
Cash pledged:
Futures contracts ................................................... 2,503,000  —  577,000  6,000
Receivables:
Investments sold ................................................... 686,409,102  1,103,877  91,907,076  1,068,818
Securities lending income — affiliated ..................................... 7,824  8  31,206  8
Dividends — unaffiliated .............................................. 13,896,576  8,471  1,344,901  36,396
Dividends — affiliated ................................................ 86,907  95  17,383  103
Interest — unaffiliated ................................................ 56  —  —  —
Variation margin on futures contracts ...................................... 643,800  —  82,280  624
Foreign withholding tax claims .......................................... 37,266  —  —  103
Total assets ........................................................
14,415,736,733  23,679,889  2,052,696,628  22,824,701
LIABILITIES
Collateral on securities loaned ............................................ 35,234,171  33,625  91,920,836  23,712
Payables:
Investments purchased ............................................... 676,457,493  1,094,008  94,090,698  1,090,649
Investment advisory fees .............................................. 1,625,494  3,230  251,433  2,872
Total liabilities .......................................................
713,317,158  1,130,863  186,262,967  1,117,233
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 13,702,419,575  $ 22,549,026  $ 1,866,433,661  $ 21,707,468
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 12,299,814,692  $ 21,510,488  $ 1,807,935,225  $ 20,992,163
Accumulated earnings ................................................. 1,402,604,883  1,038,538  58,498,436  715,305
NET ASSETS .......................................................
$ 13,702,419,575  $ 22,549,026  $ 1,866,433,661  $ 21,707,468
NET ASSET VALUE
Shares outstanding ................................................... 105,450,000  520,000  45,250,000  720,000
Net asset value ...................................................... $ 129.94  $ 43.36  $ 41.25  $ 30.15
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 35,397,044  $ 33,257  $ 90,738,916  $ 23,725
(b)
Investments, at cost — unaffiliated ....................................... $ 11,042,949,875  $ 21,830,828  $ 1,650,557,305  $ 21,090,848
(c)
Investments, at cost — affiliated ......................................... $ 76,780,016  $ 63,948  $ 99,655,488  $ 128,830

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited) (continued)
February 28, 2025
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 968,782,355  $ 1,902,461,343
Investments, at value — affiliated
(c)
........................................................................ 8,909,658  23,251,519
Cash ............................................................................................ 5,979  39,254
Cash pledged:
Futures contracts .................................................................................. 139,000  188,000
Receivables:
Investments sold .................................................................................. 6,616,277  7,235,507
Securities lending income — affiliated .................................................................... 874  4,745
Dividends — unaffiliated ............................................................................. 981,303  1,650,079
Dividends — affiliated ............................................................................... 6,480  9,428
Variation margin on futures contracts ..................................................................... 39,150  48,450
Foreign withholding tax claims ......................................................................... 712  —
Total assets .......................................................................................
985,481,788  1,934,888,325
LIABILITIES
Collateral on securities loaned ........................................................................... 1,764,532  11,417,805
Payables:
Investments purchased .............................................................................. 7,196,391  8,442,143
Investment advisory fees ............................................................................. 76,771  149,523
Total liabilities ......................................................................................
9,037,694  20,009,471
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 976,444,094  $ 1,914,878,854
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 812,744,814  $ 1,471,207,949
Accumulated earnings ................................................................................ 163,699,280  443,670,905
NET ASSETS ......................................................................................
$ 976,444,094  $ 1,914,878,854
NET ASSET VALUE
Shares outstanding .................................................................................. 9,550,000  29,800,000
Net asset value ..................................................................................... $ 102.25  $ 64.26
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 1,754,197  $ 11,333,752
(b)
Investments, at cost — unaffiliated ...................................................................... $ 769,826,429  $ 1,581,868,099
(c)
Investments, at cost — affiliated ........................................................................ $ 8,258,367  $ 21,484,740

Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended February 28, 2025
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 86,696,000  $ 25,542  $ 12,385,835  $ 114,665
Dividends — affiliated .............................................. 793,005  301  116,523  658
Interest — unaffiliated .............................................. 51,556  1  11,173  2
Securities lending income — affiliated — net ............................... 60,528  32  281,570  37
Foreign taxes withheld ............................................. (54,206) —  (9,973) (56)
Total investment income ..............................................
87,546,883  25,876  12,785,128  115,306
EXPENSES
Investment advisory ............................................... 10,181,846  10,358  1,590,569  8,866
Interest expense ................................................. —  —  700  —
Total expenses .................................................... 10,181,846  10,358  1,591,269  8,866
Net investment income ...............................................
77,365,037  15,518  11,193,859  106,440
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (10,111,459) (179,494) 8,571,901  (114,373)
Investments — affiliated ........................................... 396,691  21  (9,246) (170)
Futures contracts ............................................... 3,647,179  (339) 294,895  1,804
In-kind redemptions — unaffiliated
(a)
................................... 524,359,733  627,703  19,219,821  366,055
In-kind redemptions — affiliated
(a)
.................................... 531,312  —  —  1,361
518,823,456  447,891  28,077,371  254,677
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 154,497,631  (367,835) (34,710,348) (64,158)
Investments — affiliated ........................................... 369,221  —  (8,481) (1,537)
Futures contracts ............................................... (1,919,917) —  (659,377) (4,209)
152,946,935  (367,835) (35,378,206) (69,904)
Net realized and unrealized gain (loss) ....................................
671,770,391  80,056  (7,300,835) 184,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 749,135,428  $ 95,574  $ 3,893,024  $ 291,213
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited) (continued)
Six Months Ended February 28, 2025
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 6,197,389  $ 11,381,673
Dividends — affiliated .............................................................................. 117,948  181,257
Interest — unaffiliated .............................................................................. 4,175  5,485
Securities lending income — affiliated — net ............................................................... 7,315  24,482
Foreign taxes withheld ............................................................................. (1,457) —
Total investment income ..............................................................................
6,325,370  11,592,897
EXPENSES
Investment advisory ............................................................................... 517,644  996,844
Total expenses .................................................................................... 517,644  996,844
Net investment income ...............................................................................
5,807,726  10,596,053
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (2,613,941) (20,062,884)
Investments — affiliated ........................................................................... (551) (261)
Futures contracts ............................................................................... 245,463  180,933
In-kind redemptions — unaffiliated
(a)
................................................................... 53,009,740  173,542,017
In-kind redemptions — affiliated
(a)
.................................................................... 210,442  700,418
50,851,153  154,360,223
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (17,410,239) (83,341,581)
Investments — affiliated ........................................................................... 294,246  111,378
Futures contracts ............................................................................... (90,218) (122,043)
(17,206,211) (83,352,246)
Net realized and unrealized gain ........................................................................
33,644,942  71,007,977
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 39,452,668  $ 81,604,030
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI USA Growth ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 77,365,037  $ 167,541,428  $ 15,518  $ 18,738
Net realized gain ........................................... 518,823,456  917,628,514  447,891  1,329,311
Net change in unrealized appreciation (depreciation) ................... 152,946,935  1,953,947,204  (367,835) 63,460
Net increase in net assets resulting from operations ......................
749,135,428  3,039,117,146  95,574  1,411,509
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(88,559,452)
(b)
(167,716,956) (13,420)
(b)
(17,879)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
54,115,342  (2,708,499,065) 14,356,122  1,696,327
NET ASSETS
Total increase in net assets ...................................... 714,691,318  162,901,125  14,438,276  3,089,957
Beginning of period ...........................................
12,987,728,257  12,824,827,132  8,110,750  5,020,793
End of period ...............................................
$ 13,702,419,575  $ 12,987,728,257  $ 22,549,026  $ 8,110,750
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Small-Cap ETF
iShares
ESG Aware MSCI USA Value ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 11,193,859  $ 18,795,257  $ 106,440  $ 105,843
Net realized gain (loss) ....................................... 28,077,371  (26,686,363) 254,677  284,766
Net change in unrealized appreciation (depreciation) ................... (35,378,206) 246,505,947  (69,904) 595,255
Net increase in net assets resulting from operations ......................
3,893,024  238,614,841  291,213  985,864
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(14,034,089)
(b)
(18,566,377) (82,986)
(b)
(102,690)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
64,956,098  187,992,696  15,596,745  1,058,677
NET ASSETS
Total increase in net assets ...................................... 54,815,033  408,041,160  15,804,972  1,941,851
Beginning of period ...........................................
1,811,618,628  1,403,577,468  5,902,496  3,960,645
End of period ...............................................
$ 1,866,433,661  $ 1,811,618,628  $ 21,707,468  $ 5,902,496
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned Climate MSCI USA ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 5,807,726  $ 13,394,035  $ 10,596,053  $ 18,601,680
Net realized gain ........................................... 50,851,153  86,049,624  154,360,223  91,957,889
Net change in unrealized appreciation (depreciation) ................... (17,206,211) 160,145,460  (83,352,246) 293,550,269
Net increase in net assets resulting from operations ......................
39,452,668  259,589,119  81,604,030  404,109,838
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(6,696,967)
(b)
(13,649,428) (13,038,406)
(b)
(17,622,634)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(141,711,051) (299,846,767) (183,927,227) 153,979,428
NET ASSETS
Total increase (decrease) in net assets .............................. (108,955,350) (53,907,076) (115,361,603) 540,466,632
Beginning of period ...........................................
1,085,399,444  1,139,306,520  2,030,240,457  1,489,773,825
End of period ...............................................
$ 976,444,094  $ 1,085,399,444  $ 1,914,878,854  $ 2,030,240,457
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period .......
$ 123.87  $ 99.22  $ 88.13  $ 103.69  $ 79.74  $ 64.33
Net investment income
(a)
............... 0 .73  1 .42  1 .37  1 .29  1 .18  1 .22
Net realized and unrealized gain (loss)
(b)
.....
6 .19  24.64  11.23  (15.62) 23.87  15.13
Net increase (decrease) from investment
operations .........................
6 .92  26.06  12.60  (14.33) 25.05  16.35
Distributions from net investment income
(c)
..... ( 0 .85 )
(d)
( 1 .41 ) ( 1 .51 ) ( 1 .23 ) ( 1 .10 ) ( 0 .94 )
Net asset value, end of period ............
$ 129.94  $ 123.87  $ 99.22  $ 88.13  $ 103.69  $ 79.74
Total Return
(e)
– – – – – –
Based on net asset value ................
5 .59%
(f)
26.51% 14.57% (13.96) % 31.71% 25.79%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .14%
(h)
1 .31% 1 .54% 1 .32% 1 .30% 1 .76%
Supplemental Data
Net assets, end of period (000) ............
$ 13,702,420  $ 12,987,728  $ 12,824,827  $ 22,194,428  $ 22,262,630  $ 8,991,145
Portfolio turnover rate
(i)
..................
13% 22% 25% 22% 21% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Growth ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period .....................................................
$ 40.55  $ 31.38  $ 25.42
Net investment income
(b)
............................................................. 0 .06  0 .11  0 .08
Net realized and unrealized gain
(c)
.......................................................
2 .82  9 .17  5 .93
Net increase from investment operations ....................................................
2 .88  9 .28  6 .01
Distributions from net investment income
(d)
................................................... ( 0 .07 )
(e)
( 0 .11 ) ( 0 .05 )
Net asset value, end of period ..........................................................
$ 43.36  $ 40.55  $ 31.38
Total Return
(f)
– – –
Based on net asset value ..............................................................
7 .09%
(g)
29.66% 23.72%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .18%
(i)
0 .18% 0 .18%
(i)
Net investment income ................................................................
0 .27%
(i)
0 .32% 0 .50%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 22,549  $ 8,111  $ 5,021
Portfolio turnover rate
(j)
................................................................
16% 36% 20%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period .......
$ 41.36  $ 35.90  $ 33.85  $ 40.26  $ 27.34  $ 26.21
Net investment income
(a)
............... 0 .25  0 .47  0 .48  0 .42  0 .35  0 .33
Net realized and unrealized gain (loss)
(b)
.....
( 0 .04 ) 5 .46  2 .09  ( 6 .43 ) 12.95  1 .10
Net increase (decrease) from investment
operations .........................
0 .21  5 .93  2 .57  ( 6 .01 ) 13.30  1 .43
Distributions from net investment income
(c)
..... ( 0 .32 )
(d)
( 0 .47 ) ( 0 .52 ) ( 0 .40 ) ( 0 .38 ) ( 0 .30 )
Net asset value, end of period ............
$ 41.25  $ 41.36  $ 35.90  $ 33.85  $ 40.26  $ 27.34
Total Return
(e)
– – – – – –
Based on net asset value ................
0 .47%
(f)
16.70% 7 .75% (15.03) % 48.95% 5 .57%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .17%
(h)
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
Net investment income ..................
1 .20%
(h)
1 .25% 1 .41% 1 .15% 0 .96% 1 .32%
Supplemental Data
Net assets, end of period (000) ............
$ 1,866,434  $ 1,811,619  $ 1,403,577  $ 1,479,097  $ 1,099,038  $ 366,339
Portfolio turnover rate
(i)
..................
17% 35% 37% 37% 33% 50%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Value ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period .....................................................
$ 29.51  $ 24.75  $ 25.35
Net investment income
(b)
............................................................. 0 .32  0 .61  0 .39
Net realized and unrealized gain (loss)
(c)
...................................................
0 .64  4 .76  ( 0 .76 )
Net increase (decrease) from investment operations ............................................
0 .96  5 .37  ( 0 .37 )
Distributions from net investment income
(d)
................................................... ( 0 .32 )
(e)
( 0 .61 ) ( 0 .23 )
Net asset value, end of period ..........................................................
$ 30.15  $ 29.51  $ 24.75
Total Return
(f)
– – –
Based on net asset value ..............................................................
3 .27%
(g)
22.12% ( 1 .38 ) %
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .18%
(i)
0 .18% 0 .18%
(i)
Net investment income ................................................................
2 .16%
(i)
2 .33% 2 .72%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 21,707  $ 5,902  $ 3,961
Portfolio turnover rate
(j)
................................................................
18% 38% 21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period .......
$ 99.58  $ 79.67  $ 68.20  $ 79.65  $ 60.55  $ 50.77
Net investment income
(a)
............... 0 .58  1 .07  1 .08  1 .00  0 .94  0 .94
Net realized and unrealized gain (loss)
(b)
.....
2 .74  19.91  11.45  (11.48) 19.08  9 .75
Net increase (decrease) from investment
operations .........................
3 .32  20.98  12.53  (10.48) 20.02  10.69
Distributions from net investment income
(c)
..... ( 0 .65 )
(d)
( 1 .07 ) ( 1 .06 ) ( 0 .97 ) ( 0 .92 ) ( 0 .91 )
Net asset value, end of period ............
$ 102.25  $ 99.58  $ 79.67  $ 68.20  $ 79.65  $ 60.55
Total Return
(e)
– – – – – –
Based on net asset value ................
3 .32%
(f)
26.57% 18.66% (13.29) % 33.44% 21.45%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .10%
(h)
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ..................
1 .12%
(h)
1 .22% 1 .55% 1 .32% 1 .38% 1 .77%
Supplemental Data
Net assets, end of period (000) ............
$ 976,444  $ 1,085,399  $ 1,139,307  $ 3,116,650  $ 4,077,962  $ 2,564,228
Portfolio turnover rate
(i)
..................
1% 8% 14% 10% 12% 9%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate MSCI USA ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period .....................................
$ 62.18  $ 49.91  $ 43.50  $ 50.43
Net investment income
(b)
............................................. 0 .34  0 .60  0 .55  0 .32
Net realized and unrealized gain (loss)
(c)
...................................
2 .15  12.25  6 .38  ( 7 .08 )
Net increase (decrease) from investment operations ............................
2 .49  12.85  6 .93  ( 6 .76 )
Distributions from net investment income
(d)
................................... ( 0 .41 )
(e)
( 0 .58 ) ( 0 .52 ) ( 0 .17 )
Net asset value, end of period ..........................................
$ 64.26  $ 62.18  $ 49.91  $ 43.50
Total Return
(f)
– – – –
Based on net asset value ..............................................
3 .99%
(g)
25.98% 16.13% (13.42) %
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses .....................................................
0 .10%
(i)
0 .10% 0 .10% 0 .11%
(i)
Total expenses after fees waived .........................................
0 .10%
(i)
0 .10% 0 .10% 0 .10%
(i)
Net investment income ................................................
1 .06%
(i)
1 .10% 1 .23% 1 .26%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................
$ 1,914,879  $ 2,030,240  $ 1,489,774  $ 756,882
Portfolio turnover rate
(j)
................................................
8% 11% 12% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2025
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ................................................................................................. Diversified
ESG Aware MSCI USA Growth ........................................................................................... Non-diversified
ESG Aware MSCI USA Small-Cap ......................................................................................... Diversified
ESG Aware MSCI USA Value ............................................................................................. Non-diversified
ESG MSCI USA Leaders ................................................................................................ Non-diversified
Paris-Aligned Climate MSCI USA .......................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Aware MSCI USA
Barclays Bank PLC ............................................... $ 18,852 $ (18,852) $ — $ —
BNP Paribas SA ................................................. 24,516 (24,516) — —
BofA Securities, Inc. .............................................. 12,276,242 (12,276,242) — —
Citigroup Global Markets, Inc. ........................................ 10,638,630 (10,638,630) — —
J.P. Morgan Securities LLC ......................................... 10,365,031 (9,947,512) — 417,519
Virtu Americas LLC ............................................... 434,394 (434,394) — —
Wells Fargo Bank NA ............................................. 1,639,379 (1,639,379) — —
$ 35,397,044 $ (34,979,525)
$ —
$ 417,519
a
ESG Aware MSCI USA Growth
Citigroup Global Markets, Inc. ........................................ 22,763 (22,739) — 24
Wells Fargo Bank NA ............................................. 10,494 (10,494) — —
$ 33,257 $ (33,233)
$ —
$ 24
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 1,052,102 (1,052,102) — —
BNP Paribas SA ................................................. 6,272,411 (6,272,411) — —
BofA Securities, Inc. .............................................. 8,364,246 (8,364,246) — —
Citadel Clearing LLC .............................................. 918,726 (918,726) — —
Citigroup Global Markets, Inc. ........................................ 15,860,516 (15,860,516) — —
HSBC Bank PLC ................................................ 1,549,970 (1,549,970) — —
J.P. Morgan Securities LLC ......................................... 18,272,917 (18,272,917) — —
Jefferies LLC ................................................... 2,078,176 (2,078,176) — —
Morgan Stanley ................................................. 18,001,308 (18,001,308) — —
National Financial Services LLC ...................................... 1,103,645 (1,103,645) — —
Scotia Capital (USA), Inc. .......................................... 151,369 (149,926) — 1,443
State Street Bank & Trust Co. ........................................ 3,848,853 (3,848,853) — —
Toronto-Dominion Bank ............................................ 685,669 (685,669) — —
UBS AG ...................................................... 6,059,529 (6,059,529) — —
Virtu Americas LLC ............................................... 734,241 (734,241) — —
Wells Fargo Bank NA ............................................. 5,255,429 (5,255,429) — —
Wells Fargo Securities LLC ......................................... 529,809 (529,809) — —
$ 90,738,916 $ (90,737,473)
$ —
$ 1,443
a
ESG Aware MSCI USA Value
BofA Securities, Inc. .............................................. 1,184 (1,184) — —
J.P. Morgan Securities LLC ......................................... 14,288 (14,139) — 149
Wells Fargo Bank NA ............................................. 8,253 (8,253) — —
$ 23,725 $ (23,576)
$ —
$ 149
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG MSCI USA Leaders
BNP Paribas SA ................................................. $ 28,982 $ (28,982) $ — $ —
Citigroup Global Markets, Inc. ........................................ 1,336 (1,336) — —
Goldman Sachs & Co. LLC ......................................... 335,180 (335,180) — —
Morgan Stanley ................................................. 296,012 (295,736) — 276
Wells Fargo Bank NA ............................................. 1,092,687 (1,092,687) — —
$ 1,754,197 $ (1,753,921)
$ —
$ 276
a
Paris-Aligned Climate MSCI USA
BofA Securities, Inc. .............................................. 503,958 (503,958) — —
Goldman Sachs & Co. LLC ......................................... 196,544 (196,544) — —
J.P. Morgan Securities LLC ......................................... 3,888,392 (3,888,392) — —
Morgan Stanley ................................................. 1,280,626 (1,280,626) — —
State Street Bank & Trust Co. ........................................ 2,597,837 (2,591,950) — 5,887
Virtu Americas LLC ............................................... 275,976 (275,976) — —
Wells Fargo Bank NA ............................................. 2,590,419 (2,590,419) — —
$ 11,333,752 $ (11,327,865)
$ —
$ 5,887
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
ESG Aware MSCI USA ................................................................................................ $ 24,151
ESG Aware MSCI USA Growth .......................................................................................... 13
ESG Aware MSCI USA Small-Cap ........................................................................................ 86,691
ESG Aware MSCI USA Value ............................................................................................ 14
ESG MSCI USA Leaders ............................................................................................... 2,972
Paris-Aligned Climate MSCI USA ......................................................................................... 9,534

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA ............................................................ $ 550,902,677  $ 519,818,508  $ (10,188,824)
ESG Aware MSCI USA Small-Cap .................................................... 57,461,116  155,133,696  26,151,133
ESG MSCI USA Leaders ........................................................... 4,972,179  4,903,633  (1,014,855)
Paris-Aligned Climate MSCI USA ..................................................... 52,320,815  48,331,817  (7,296,730)
iShares ETF Purchases Sales
ESG Aware MSCI USA .............................................................................. $ 1,742,415,256  $ 1,756,690,068
ESG Aware MSCI USA Growth ........................................................................ 2,072,188  2,048,546
ESG Aware MSCI USA Small-Cap ...................................................................... 316,552,576  320,579,511
ESG Aware MSCI USA Value .......................................................................... 2,046,961  2,046,323
ESG MSCI USA Leaders ............................................................................. 13,505,832  14,053,465
Paris-Aligned Climate MSCI USA ....................................................................... 160,984,971  161,627,024
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .............................................................................. $ 1,675,295,926  $ 1,620,442,953
ESG Aware MSCI USA Growth ........................................................................ 16,051,112  1,751,586
ESG Aware MSCI USA Small-Cap ...................................................................... 118,529,921  56,598,836
ESG Aware MSCI USA Value .......................................................................... 16,802,404  1,229,706
ESG MSCI USA Leaders ............................................................................. 30,404,841  171,676,483
Paris-Aligned Climate MSCI USA ....................................................................... 324,355,906  508,934,184
iShares ETF
Non-Expiring Capital
Loss Carryforwards
ESG Aware MSCI USA ...............................................................................................
$ (1,721,944,164)
ESG Aware MSCI USA Growth .........................................................................................
(88,690)
ESG Aware MSCI USA Small-Cap .......................................................................................
(171,051,167)
ESG Aware MSCI USA Value ...........................................................................................
(76,256)
ESG MSCI USA Leaders ..............................................................................................
(82,352,585)
Paris-Aligned Climate MSCI USA ........................................................................................
(33,906,532)

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA .......................................... $ 11,127,996,412  $ 2,997,216,524  $ (414,267,927) $ 2,582,948,597
ESG Aware MSCI USA Growth .................................... 21,895,480  1,139,133  (467,203) 671,930
ESG Aware MSCI USA Small-Cap .................................. 1,756,669,739  354,666,438  (155,849,244) 198,817,194
ESG Aware MSCI USA Value ...................................... 21,220,928  1,012,792  (526,029) 486,763
ESG MSCI USA Leaders ......................................... 784,109,545  251,037,690  (57,492,855) 193,544,835
Paris-Aligned Climate MSCI USA ................................... 1,604,859,451  375,885,101  (55,079,247) 320,805,854

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Six Months Ended
02/28/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
ESG Aware MSCI USA
Shares sold ............................................... 13,000,000  $ 1,680,010,479  14,200,000  $ 1,575,093,815
Shares redeemed ........................................... (12,400,000) (1,625,895,137) (38,600,000) (4,283,592,880)
600,000  $ 54,115,342  (24,400,000) $ (2,708,499,065)
ESG Aware MSCI USA Growth
Shares sold ............................................... 360,000  $ 16,100,983  120,000  $ 4,685,067
Shares redeemed ........................................... (40,000) (1,744,861) (80,000) (2,988,740)
320,000  $ 14,356,122  40,000  $ 1,696,327
ESG Aware MSCI USA Small-Cap
Shares sold ............................................... 2,850,000  $ 124,272,214  8,400,000  $ 318,168,579
Shares redeemed ........................................... (1,400,000) (59,316,116) (3,700,000) (130,175,883)
1,450,000  $ 64,956,098  4,700,000  $ 187,992,696
ESG Aware MSCI USA Value
Shares sold ............................................... 560,000  $ 16,835,269  80,000  $ 2,239,198
Shares redeemed ........................................... (40,000) (1,238,524) (40,000) (1,180,521)
520,000  $ 15,596,745  40,000  $ 1,058,677
ESG MSCI USA Leaders
Shares sold ............................................... 300,000  $ 30,535,047  1,250,000  $ 110,627,798
Shares redeemed ........................................... (1,650,000) (172,246,098) (4,650,000) (410,474,565)
(1,350,000) $ (141,711,051) (3,400,000) $ (299,846,767)
Paris-Aligned Climate MSCI USA
Shares sold ............................................... 5,000,000  $ 325,210,066  9,250,000  $ 512,305,990
Shares redeemed ........................................... (7,850,000) (509,137,293) (6,450,000) (358,326,562)
(2,850,000) $ (183,927,227) 2,800,000  $ 153,979,428

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

2025
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Climate Conscious & Transition MSCI USA ETF | USCL | NASDAQ
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ

Table of Contents
Page
2

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
February 28, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
Expeditors International of Washington, Inc. ....... 8,952 $ 1,050,607
FedEx Corp. ............................ 14,548 3,824,669
United Parcel Service, Inc. , Class B ............ 46,522 5,537,514
10,412,790
a
Automobiles  —  2 .6%
Ford Motor Co. .......................... 247,795 2,366,442
General Motors Co. ....................... 69,900 3,434,187
Tesla, Inc.
(a)
............................. 183,662 53,809,293
59,609,922
a
Banks  —  4 .3%
Bank of America Corp. ..................... 435,447 20,074,107
Citigroup, Inc. ........................... 120,229 9,612,308
JPMorgan Chase & Co. .................... 178,972 47,364,940
U.S. Bancorp ........................... 99,175 4,651,307
Wells Fargo & Co. ........................ 209,080 16,375,146
98,077,808
a
Beverages  —  1 .6%
Coca-Cola Co. (The) ...................... 260,159 18,525,922
Constellation Brands, Inc. , Class A ............. 10,274 1,803,087
Keurig Dr Pepper, Inc. ..................... 73,151 2,452,022
Molson Coors Beverage Co. , Class B ........... 11,532 706,796
PepsiCo, Inc. ........................... 87,219 13,385,500
36,873,327
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 112,337 23,481,803
Amgen, Inc. ............................ 34,170 10,526,410
Biogen, Inc.
(a)
........................... 9,281 1,303,981
Exact Sciences Corp.
(a)
..................... 11,751 557,115
Gilead Sciences, Inc. ...................... 79,226 9,056,324
Incyte Corp.
(a)
........................... 10,407 764,915
Moderna, Inc.
(a)
.......................... 20,764 642,853
Regeneron Pharmaceuticals, Inc. .............. 6,872 4,801,741
Vertex Pharmaceuticals, Inc.
(a)
................ 16,370 7,854,162
58,989,304
a
Broadline Retail  —  5 .3%
Amazon.com, Inc.
(a)
....................... 531,291 112,782,453
eBay, Inc. .............................. 30,449 1,971,268
MercadoLibre, Inc.
(a)
....................... 2,902 6,157,667
120,911,388
a
Building Products  —  0 .7%
Carlisle Companies, Inc. .................... 2,883 982,411
Carrier Global Corp. ....................... 51,594 3,343,291
Johnson Controls International PLC ............ 42,095 3,605,858
Lennox International, Inc. ................... 2,036 1,223,738
Owens Corning .......................... 5,573 858,465
Trane Technologies PLC .................... 14,285 5,052,604
15,066,367
a
Capital Markets  —  3 .7%
Bank of New York Mellon Corp. (The) ........... 45,622 4,058,077
BlackRock, Inc.
(b)
......................... 9,356 9,148,110
Carlyle Group, Inc. (The) .................... 14,718 733,545
Cboe Global Markets, Inc. ................... 6,673 1,406,668
Charles Schwab Corp. (The) ................. 109,487 8,707,501
CME Group, Inc. , Class A ................... 22,910 5,813,871
FactSet Research Systems, Inc. ............... 2,392 1,104,482
Goldman Sachs Group, Inc. (The) ............. 19,926 12,399,750
Intercontinental Exchange, Inc. ............... 36,504 6,323,588
Security Shares Value
a
Capital Markets (continued)
Moody's Corp. ........................... 10,366 $ 5,223,842
Morgan Stanley .......................... 76,799 10,222,715
Nasdaq, Inc. ............................ 27,414 2,269,331
Northern Trust Corp. ....................... 12,791 1,409,824
S&P Global, Inc. ......................... 20,182 10,771,941
State Street Corp. ........................ 18,587 1,844,388
T Rowe Price Group, Inc. ................... 14,128 1,493,612
Tradeweb Markets, Inc. , Class A ............... 7,334 992,804
83,924,049
a
Chemicals  —  1 .3%
Corteva, Inc. ............................ 43,534 2,741,771
DuPont de Nemours, Inc. ................... 26,430 2,161,181
Ecolab, Inc. ............................ 16,190 4,355,272
Linde PLC ............................. 30,268 14,136,669
PPG Industries, Inc. ....................... 14,722 1,666,825
Sherwin-Williams Co. (The) .................. 15,181 5,499,621
30,561,339
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 23,088 4,790,760
Copart, Inc.
(a)
........................... 54,995 3,013,726
Republic Services, Inc. ..................... 13,928 3,301,214
Veralto Corp. ............................ 15,722 1,568,427
Waste Connections, Inc. .................... 16,331 3,098,971
Waste Management, Inc. .................... 25,541 5,945,434
21,718,532
a
Communications Equipment  —  0 .8%
Cisco Systems, Inc. ....................... 263,959 16,922,411
F5, Inc.
(a)
.............................. 3,857 1,127,903
18,050,314
a
Construction & Engineering  —  0 .1%
AECOM ............................... 8,440 844,422
Quanta Services, Inc. ...................... 9,402 2,441,041
3,285,463
a
Construction Materials  —  0 .3%
CRH PLC .............................. 43,287 4,437,783
Martin Marietta Materials, Inc. ................ 3,883 1,876,033
6,313,816
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 35,826 10,782,193
Discover Financial Services .................. 15,982 3,119,527
13,901,720
a
Consumer Staples Distribution & Retail  —  2 .7%
Costco Wholesale Corp. .................... 28,219 29,590,726
Target Corp. ............................ 29,195 3,627,187
Walmart, Inc. ............................ 280,881 27,697,675
60,915,588
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 5,107 959,963
Ball Corp. .............................. 19,267 1,015,178
Crown Holdings, Inc. ...................... 7,650 685,670
Smurfit WestRock PLC ..................... 32,945 1,715,446
4,376,257
a
Diversified Telecommunication Services  —  1 .0%
AT&T, Inc. .............................. 456,141 12,502,825
Verizon Communications, Inc. ................ 267,610 11,533,991
24,036,816
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electric Utilities  —  1 .5%
Alliant Energy Corp. ....................... 16,153 $ 1,042,353
Constellation Energy Corp. .................. 19,898 4,985,344
Duke Energy Corp. ....................... 49,040 5,761,710
Eversource Energy ....................... 23,294 1,467,755
Exelon Corp. ............................ 63,915 2,825,043
NextEra Energy, Inc. ...................... 130,728 9,173,184
Southern Co. (The) ....................... 69,746 6,262,493
Xcel Energy, Inc. ......................... 36,508 2,632,227
34,150,109
a
Electrical Equipment  —  0 .8%
AMETEK, Inc. ........................... 14,753 2,792,743
Eaton Corp. PLC ......................... 25,133 7,372,012
Emerson Electric Co. ...................... 36,203 4,402,647
Hubbell, Inc. ............................ 3,410 1,267,122
Rockwell Automation, Inc. ................... 7,129 2,047,092
17,881,616
a
Electronic Equipment, Instruments & Components  —  0 .0%
Trimble, Inc.
(a)
........................... 16,010 1,152,400
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 62,976 2,808,100
Halliburton Co. .......................... 55,963 1,475,744
Schlumberger N.V. ........................ 90,145 3,755,441
8,039,285
a
Entertainment  —  1 .8%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 13,366 1,288,883
Netflix, Inc.
(a)
............................ 27,175 26,646,718
Walt Disney Co. (The) ..................... 115,123 13,100,998
41,036,599
a
Financial Services  —  4 .1%
Apollo Global Management, Inc. ............... 25,248 3,768,769
Block, Inc. , Class A
(a)
...................... 35,229 2,300,454
Fidelity National Information Services, Inc. ........ 34,308 2,439,985
Fiserv, Inc.
(a)
............................ 36,168 8,524,436
Global Payments, Inc. ..................... 16,070 1,691,850
Jack Henry & Associates, Inc. ................ 4,555 790,702
Mastercard, Inc. , Class A .................... 52,107 30,029,785
PayPal Holdings, Inc.
(a)
..................... 60,547 4,301,864
Visa, Inc. , Class A ........................ 109,939 39,875,975
93,723,820
a
Food Products  —  0 .5%
General Mills, Inc. ........................ 35,222 2,135,157
Hershey Co. (The) ........................ 9,427 1,628,137
Kellanova .............................. 17,433 1,445,196
McCormick & Co., Inc. , NVS ................. 16,023 1,323,660
Mondelez International, Inc. , Class A ............ 85,008 5,460,064
The Campbell's Company ................... 12,152 486,809
12,479,023
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 9,892 1,504,870
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 123,013 3,937,646
Norfolk Southern Corp. ..................... 14,382 3,534,377
Old Dominion Freight Line, Inc. ............... 12,157 2,145,710
Uber Technologies, Inc.
(a)
................... 120,476 9,157,381
Union Pacific Corp. ....................... 38,572 9,515,327
28,290,441
a
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .5%
Abbott Laboratories ....................... 110,138 $ 15,200,145
Becton Dickinson & Co. .................... 18,438 4,158,322
Boston Scientific Corp.
(a)
.................... 93,694 9,724,500
Edwards Lifesciences Corp.
(a)
................ 37,496 2,685,464
IDEXX Laboratories, Inc.
(a)
................... 5,236 2,288,708
Zimmer Biomet Holdings, Inc. ................ 12,655 1,320,170
35,377,309
a
Health Care Providers & Services  —  1 .6%
DaVita, Inc.
(a) (c)
.......................... 2,980 440,682
Humana, Inc. ........................... 7,632 2,063,846
Labcorp Holdings, Inc. ..................... 5,356 1,344,570
McKesson Corp. ......................... 8,072 5,168,179
UnitedHealth Group, Inc. .................... 58,501 27,785,635
36,802,912
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 39,584 6,076,540
a
Hotels, Restaurants & Leisure  —  2 .7%
Airbnb, Inc. , Class A
(a)
...................... 27,521 3,821,841
Booking Holdings, Inc. ..................... 2,102 10,543,653
Chipotle Mexican Grill, Inc.
(a)
................. 86,859 4,687,780
Flutter Entertainment PLC
(a)
.................. 11,247 3,155,796
Hilton Worldwide Holdings, Inc. ............... 15,569 4,125,162
Hyatt Hotels Corp. , Class A .................. 2,791 393,392
Las Vegas Sands Corp. .................... 23,406 1,046,482
Marriott International, Inc. , Class A ............. 15,014 4,210,676
McDonald's Corp. ........................ 45,554 14,045,665
MGM Resorts International
(a)
................. 14,507 504,263
Royal Caribbean Cruises Ltd. ................ 16,236 3,995,680
Starbucks Corp. .......................... 72,078 8,347,353
Wynn Resorts Ltd. ........................ 5,932 529,846
Yum! Brands, Inc. ........................ 17,826 2,787,452
62,195,041
a
Household Products  —  1 .6%
Church & Dwight Co., Inc. ................... 15,556 1,729,827
Clorox Co. (The) ......................... 7,870 1,230,789
Colgate-Palmolive Co. ..................... 49,338 4,498,146
Kimberly-Clark Corp. ...................... 21,311 3,026,375
Procter & Gamble Co. (The) ................. 149,712 26,025,934
36,511,071
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 58,878 7,296,162
a
Insurance  —  2 .2%
American International Group, Inc. ............. 39,653 3,288,820
Aon PLC , Class A ........................ 12,347 5,051,405
Arch Capital Group Ltd. .................... 23,792 2,210,515
Arthur J Gallagher & Co. .................... 15,880 5,363,311
Chubb Ltd. ............................. 24,351 6,951,723
Hartford Insurance Group, Inc. (The) ............ 18,569 2,196,341
Marsh & McLennan Companies, Inc. ............ 31,144 7,407,289
Progressive Corp. (The) .................... 37,241 10,501,962
Travelers Companies, Inc. (The) ............... 14,408 3,724,324
W R Berkley Corp. ........................ 19,331 1,219,399
Willis Towers Watson PLC ................... 6,449 2,190,403
50,105,492
a
Interactive Media & Services  —  8 .8%
Alphabet, Inc. , Class A ..................... 339,289 57,774,131
Alphabet, Inc. , Class C , NVS ................. 289,211 49,807,918
Meta Platforms, Inc. , Class A ................. 138,595 92,609,179
Pinterest, Inc. , Class A
(a)
.................... 38,275 1,415,410

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Interactive Media & Services (continued)
Snap, Inc. , Class A , NVS
(a)
.................. 66,270 $ 679,267
202,285,905
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 41,456 14,447,416
Akamai Technologies, Inc.
(a)
.................. 9,945 802,362
Cloudflare, Inc. , Class A
(a)
................... 20,260 2,943,778
Cognizant Technology Solutions Corp. , Class A ..... 32,915 2,742,807
EPAM Systems, Inc.
(a)
...................... 3,755 774,056
Gartner, Inc.
(a)
........................... 5,093 2,537,944
International Business Machines Corp. .......... 61,280 15,469,523
Okta, Inc. , Class A
(a)
....................... 10,887 985,165
Snowflake, Inc. , Class A
(a)
................... 19,692 3,487,453
Twilio, Inc. , Class A
(a)
...................... 9,655 1,157,924
45,348,428
a
Life Sciences Tools & Services  —  1 .3%
Agilent Technologies, Inc. ................... 18,085 2,313,433
Danaher Corp. .......................... 41,326 8,585,890
Illumina, Inc.
(a)
........................... 10,058 892,547
IQVIA Holdings, Inc.
(a)
...................... 11,572 2,184,794
Mettler-Toledo International, Inc.
(a)
............. 1,342 1,707,990
Thermo Fisher Scientific, Inc. ................. 24,316 12,862,191
Waters Corp.
(a)
.......................... 3,755 1,416,912
29,963,757
a
Machinery  —  1 .2%
Cummins, Inc. ........................... 8,720 3,210,530
Deere & Co. ............................ 16,456 7,911,880
Dover Corp. ............................ 8,686 1,726,516
Fortive Corp. ............................ 22,293 1,773,185
Graco, Inc. ............................. 10,786 939,137
IDEX Corp. ............................. 4,757 924,428
Ingersoll Rand, Inc. ....................... 25,620 2,172,064
PACCAR, Inc. ........................... 33,254 3,566,159
Pentair PLC ............................ 10,537 992,585
Stanley Black & Decker, Inc. ................. 9,699 839,254
Westinghouse Air Brake Technologies Corp. ....... 10,924 2,024,873
Xylem, Inc. ............................. 15,417 2,017,931
28,098,542
a
Media  —  0 .4%
Comcast Corp. , Class A .................... 242,659 8,706,605
a
Metals & Mining  —  0 .4%
Freeport-McMoRan, Inc. .................... 91,348 3,371,655
Newmont Corp. .......................... 72,501 3,105,943
Nucor Corp. ............................ 15,013 2,063,837
Steel Dynamics, Inc. ....................... 9,349 1,262,769
9,804,204
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 21,989 2,232,323
Dominion Energy, Inc. ...................... 53,545 3,031,718
NiSource, Inc. ........................... 29,675 1,211,037
Public Service Enterprise Group, Inc. ........... 31,547 2,560,039
Sempra ............................... 40,268 2,881,981
11,917,098
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 9,414 667,735
a
Oil, Gas & Consumable Fuels  —  3 .2%
Chevron Corp. ........................... 108,529 17,214,870
ConocoPhillips .......................... 73,435 7,281,080
Diamondback Energy, Inc. ................... 12,151 1,931,523
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 35,600 $ 4,519,064
Exxon Mobil Corp. ........................ 279,401 31,105,713
Hess Corp. ............................. 17,545 2,613,152
Kinder Morgan, Inc. ....................... 126,942 3,440,128
Occidental Petroleum Corp. .................. 44,738 2,185,004
ONEOK, Inc. ............................ 39,465 3,961,892
74,252,426
a
Personal Care Products  —  0 .0%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,732 1,059,378
a
Pharmaceuticals  —  4 .8%
Bristol-Myers Squibb Co. .................... 128,931 7,686,866
Eli Lilly & Co. ........................... 51,297 47,225,557
Johnson & Johnson ....................... 153,058 25,257,631
Merck & Co., Inc. ......................... 160,809 14,834,631
Pfizer, Inc. ............................. 360,258 9,521,619
Zoetis, Inc. , Class A ....................... 28,679 4,796,276
109,322,580
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 25,904 8,164,423
Booz Allen Hamilton Holding Corp. , Class A ....... 8,270 877,116
Broadridge Financial Solutions, Inc. ............ 7,377 1,779,480
Dayforce, Inc.
(a)
.......................... 9,527 590,579
Equifax, Inc. ............................ 7,874 1,930,705
Paychex, Inc. ........................... 20,601 3,124,554
Paycom Software, Inc. ..................... 3,301 724,470
TransUnion ............................. 12,259 1,133,099
Verisk Analytics, Inc. ....................... 9,046 2,685,848
21,010,274
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a) (c)
................ 19,455 2,761,443
Zillow Group, Inc. , Class C , NVS
(a)
............. 10,158 778,712
3,540,155
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 9,031 2,042,632
Equity Residential ........................ 21,631 1,604,371
3,647,003
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 42,842 946,808
Realty Income Corp. ....................... 55,689 3,175,944
Regency Centers Corp. .................... 10,892 835,416
Simon Property Group, Inc. .................. 20,713 3,854,482
8,812,650
a
Semiconductors & Semiconductor Equipment  —  6 .0%
Advanced Micro Devices, Inc.
(a)
............... 107,552 10,740,143
Analog Devices, Inc. ....................... 32,878 7,563,913
First Solar, Inc.
(a) (c)
........................ 6,715 914,449
Marvell Technology, Inc. .................... 57,347 5,265,601
NVIDIA Corp. ........................... 807,931 100,926,740
QUALCOMM, Inc. ........................ 73,663 11,577,614
136,988,460
a
Software  —  10 .9%
Adobe, Inc.
(a)
............................ 28,847 12,651,140
ANSYS, Inc.
(a)
........................... 5,823 1,940,515
Aspen Technology, Inc.
(a)
.................... 1,875 497,344
Atlassian Corp. , Class A
(a)
................... 10,703 3,042,435
Autodesk, Inc.
(a)
.......................... 14,250 3,907,492
Bentley Systems, Inc. , Class B ................ 10,492 460,599
Cadence Design Systems, Inc.
(a)
.............. 18,138 4,543,569

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Crowdstrike Holdings, Inc. , Class A
(a)
............ 16,323 $ 6,360,420
Fortinet, Inc.
(a)
........................... 43,176 4,663,440
Gen Digital, Inc. .......................... 36,358 993,664
HubSpot, Inc.
(a)
.......................... 3,248 2,351,519
Intuit, Inc. .............................. 18,570 11,399,009
Manhattan Associates, Inc.
(a)
................. 4,063 718,663
Microsoft Corp. .......................... 278,456 110,544,247
Oracle Corp. ............................ 111,220 18,469,193
Palantir Technologies, Inc. , Class A
(a)
........... 139,451 11,842,179
Palo Alto Networks, Inc.
(a) (c)
.................. 43,490 8,281,801
PTC, Inc.
(a) (c)
............................ 7,906 1,293,659
Roper Technologies, Inc. .................... 7,104 4,152,288
Salesforce, Inc. .......................... 63,423 18,890,541
ServiceNow, Inc.
(a)
........................ 13,651 12,692,154
Synopsys, Inc.
(a)
......................... 10,245 4,684,834
Workday, Inc. , Class A
(a)
.................... 14,183 3,734,951
Zscaler, Inc.
(a)
........................... 6,611 1,297,276
249,412,932
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 29,707 6,108,353
Crown Castle, Inc. ........................ 27,551 2,592,549
Digital Realty Trust, Inc. .................... 21,090 3,296,789
Equinix, Inc. ............................ 6,133 5,548,034
Iron Mountain, Inc. ........................ 18,564 1,729,608
Public Storage ........................... 9,958 3,023,448
VICI Properties, Inc. ....................... 67,126 2,180,924
24,479,705
a
Specialty Retail  —  1 .3%
Home Depot, Inc. (The) .................... 63,151 25,045,687
Tractor Supply Co. ........................ 34,075 1,886,051
Ulta Beauty, Inc.
(a)
........................ 2,950 1,080,762
Williams-Sonoma, Inc. ..................... 7,826 1,522,783
29,535,283
a
Technology Hardware, Storage & Peripherals  —  5 .6%
Apple, Inc. ............................. 520,055 125,770,101
Dell Technologies, Inc. , Class C ............... 21,386 2,197,625
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co. ............... 87,175 $ 1,726,937
129,694,663
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 9,593 1,336,880
Lululemon Athletica, Inc.
(a)
................... 7,046 2,576,088
NIKE, Inc. , Class B ....................... 75,090 5,964,399
9,877,367
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 12,299 1,672,295
Essential Utilities, Inc. ...................... 16,473 625,645
2,297,940
a
Wireless Telecommunication Services  —  0 .4%
T-Mobile U.S., Inc. ........................ 33,201 8,953,978
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,812,438,988 ) ............................... 2,289,324,558
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(b) (d) (e)
..................... 10,139,140 10,144,210
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.33%
(b) (d)
............................ 6,432,923 6,432,923
a
Total Short-Term Securities — 0.7%
(Cost: $ 16,577,123 ) ................................. 16,577,133
Total Investments — 100.5%
(Cost: $ 1,829,016,111 ) ............................... 2,305,901,691
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (11,510,445)
Net Assets — 100.0% ................................. $ 2,294,391,246
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 9,983,342 $ 163,391
(a)
$ — $ (2,443) $ (80) $ 10,144,210 10,139,140 $ 17,605
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,727,829 3,705,094
(a)
— — — 6,432,923 6,432,923 116,867 —
BlackRock, Inc. ... 8,285,830 2,043,225 (1,969,449) 518,648 269,856 9,148,110 9,356 100,858 —
$ 516,205 $ 269,776
$ 25,725,243
$ 235,330 $ —

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 16 03/21/25 $ 4,771 $ (56,525)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 56,525 $ — $ — $ — $ 56,525
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 407,733 $ — $ — $ — $ 407,733
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (153,229) $ — $ — $ — $ (153,229)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,562,338
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,289,324,558  $ —  $ —  $ 2,289,324,558
Short-Term Securities
Money Market Funds ...................................... 16,577,133  —  —  16,577,133
$ 2,305,901,691  $ —  $ —  $ 2,305,901,691
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (56,525) $ —  $ —  $ (56,525)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
February 28, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.5%
Axon Enterprise, Inc.
(a)
..................... 4,770 $ 2,520,706
Howmet Aerospace, Inc. .................... 25,428 3,473,465
5,994,171
a
Air Freight & Logistics  — 0.1%
CH Robinson Worldwide, Inc. ................ 7,736 786,132
Expeditors International of Washington, Inc. ....... 9,219 1,081,942
1,868,074
a
Banks  — 1.5%
Huntington Bancshares, Inc. ................. 95,655 1,575,438
KeyCorp ............................... 61,133 1,058,823
M&T Bank Corp. ......................... 10,932 2,095,883
PNC Financial Services Group, Inc. (The) ........ 26,141 5,016,981
Regions Financial Corp. .................... 59,879 1,419,731
Truist Financial Corp. ...................... 87,460 4,053,771
U.S. Bancorp ........................... 102,779 4,820,335
20,040,962
a
Beverages  — 0.2%
Keurig Dr Pepper, Inc. ..................... 75,962 2,546,246
a
Biotechnology  — 1.6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 8,528 2,104,284
Biogen, Inc.
(a)
........................... 9,636 1,353,858
BioMarin Pharmaceutical, Inc.
(a)
............... 12,595 896,260
Exact Sciences Corp.
(a)(b)
.................... 12,274 581,910
Incyte Corp.
(a)
........................... 10,787 792,844
Moderna, Inc.
(a)
.......................... 21,561 667,529
Neurocrine Biosciences, Inc.
(a)
................ 6,626 786,639
Regeneron Pharmaceuticals, Inc. .............. 7,119 4,974,330
United Therapeutics Corp.
(a)
.................. 2,770 886,539
Vertex Pharmaceuticals, Inc.
(a)
................ 16,967 8,140,597
21,184,790
a
Broadline Retail  — 0.6%
eBay, Inc. .............................. 31,557 2,043,000
MercadoLibre, Inc.
(a)
....................... 3,007 6,380,463
8,423,463
a
Building Products  — 0.9%
A O Smith Corp. ......................... 8,005 532,172
Allegion PLC ............................ 5,752 740,340
Builders FirstSource, Inc.
(a)(b)
................. 7,582 1,053,822
Carlisle Companies, Inc. .................... 2,987 1,017,850
Fortune Brands Innovations, Inc. .............. 8,177 529,215
Lennox International, Inc. ................... 2,112 1,269,418
Masco Corp. ............................ 14,215 1,068,684
Owens Corning .......................... 5,652 870,634
Trane Technologies PLC .................... 14,825 5,243,603
12,325,738
a
Capital Markets  — 5.4%
Ameriprise Financial, Inc. ................... 6,392 3,434,422
Ares Management Corp., Class A .............. 12,416 2,122,391
Bank of New York Mellon Corp. (The) ........... 47,283 4,205,823
BlackRock, Inc.
(c)
......................... 9,694 9,478,599
Carlyle Group, Inc. (The) .................... 15,440 769,530
Cboe Global Markets, Inc. ................... 6,884 1,451,147
Charles Schwab Corp. (The) ................. 113,465 9,023,872
CME Group, Inc., Class A ................... 23,742 6,025,007
FactSet Research Systems, Inc. ............... 2,493 1,151,118
Franklin Resources, Inc. .................... 18,810 380,903
Intercontinental Exchange, Inc. ............... 37,828 6,552,944
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 4,933 $ 1,833,793
Moody's Corp. ........................... 10,744 5,414,331
Nasdaq, Inc. ............................ 28,399 2,350,869
Northern Trust Corp. ....................... 13,060 1,439,473
Raymond James Financial, Inc. ............... 12,818 1,982,560
S&P Global, Inc. ......................... 20,917 11,164,240
State Street Corp. ........................ 19,313 1,916,429
T Rowe Price Group, Inc. ................... 14,597 1,543,195
72,240,646
a
Chemicals  — 2.3%
Air Products and Chemicals, Inc. .............. 14,652 4,632,230
CF Industries Holdings, Inc. .................. 11,466 928,975
International Flavors & Fragrances, Inc. .......... 16,846 1,378,171
Linde PLC ............................. 31,371 14,651,826
PPG Industries, Inc. ....................... 15,285 1,730,568
RPM International, Inc. ..................... 8,527 1,056,410
Sherwin-Williams Co. (The) .................. 15,764 5,710,824
Westlake Corp. .......................... 2,567 288,274
30,377,278
a
Commercial Services & Supplies  — 1.8%
Cintas Corp. ............................ 23,928 4,965,060
Copart, Inc.
(a)
........................... 57,131 3,130,779
Republic Services, Inc. ..................... 14,442 3,423,043
Rollins, Inc. ............................. 19,186 1,005,155
Veralto Corp. ............................ 16,294 1,625,489
Waste Connections, Inc. .................... 17,002 3,226,300
Waste Management, Inc. .................... 26,444 6,155,634
23,531,460
a
Communications Equipment  — 1.0%
Arista Networks, Inc.
(a)
..................... 70,548 6,564,491
F5, Inc.
(a)
.............................. 3,859 1,128,487
Juniper Networks, Inc. ..................... 21,866 791,549
Motorola Solutions, Inc. .................... 11,011 4,847,263
13,331,790
a
Construction & Engineering  — 0.3%
EMCOR Group, Inc. ....................... 3,031 1,239,406
Quanta Services, Inc. ...................... 9,724 2,524,642
3,764,048
a
Construction Materials  — 0.7%
CRH PLC .............................. 44,756 4,588,385
Martin Marietta Materials, Inc. ................ 4,027 1,945,605
Vulcan Materials Co. ...................... 8,700 2,151,597
8,685,587
a
Consumer Finance  — 1.6%
Ally Financial, Inc. ........................ 18,117 672,141
American Express Co. ..................... 37,129 11,174,344
Capital One Financial Corp. .................. 25,116 5,037,014
Discover Financial Services .................. 16,557 3,231,761
Synchrony Financial ....................... 25,651 1,556,502
21,671,762
a
Consumer Staples Distribution & Retail  — 0.6%
Dollar General Corp. ...................... 14,540 1,078,577
Sysco Corp. ............................ 32,364 2,444,777
Target Corp. ............................ 30,189 3,750,681
Walgreens Boots Alliance, Inc. ................ 48,527 518,269
7,792,304
a

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Containers & Packaging  — 0.3%
Avery Dennison Corp. ...................... 5,310 $ 998,121
Ball Corp. .............................. 19,661 1,035,938
Crown Holdings, Inc. ...................... 7,867 705,119
International Paper Co. ..................... 32,846 1,850,872
4,590,050
a
Distributors  — 0.2%
Genuine Parts Co. ........................ 9,204 1,149,396
LKQ Corp. ............................. 17,032 718,580
Pool Corp. ............................. 2,508 870,276
2,738,252
a
Diversified REITs  — 0.1%
WP Carey, Inc. .......................... 14,443 927,385
a
Diversified Telecommunication Services  — 0.9%
Verizon Communications, Inc. ................ 277,341 11,953,397
a
Electrical Equipment  — 1.5%
AMETEK, Inc. ........................... 15,240 2,884,932
Eaton Corp. PLC ......................... 26,037 7,637,173
GE Vernova, Inc. ......................... 18,161 6,087,204
Hubbell, Inc. ............................ 3,554 1,320,631
Rockwell Automation, Inc. ................... 7,438 2,135,821
20,065,761
a
Electronic Equipment, Instruments & Components  — 1.3%
Amphenol Corp., Class A ................... 79,428 5,289,905
CDW Corp. ............................. 8,768 1,562,458
Corning, Inc. ............................ 53,567 2,686,385
Jabil, Inc. .............................. 7,359 1,140,056
Keysight Technologies, Inc.
(a)
................. 11,408 1,819,918
TE Connectivity PLC ...................... 19,710 3,035,931
Trimble, Inc.
(a)
........................... 16,182 1,164,781
Zebra Technologies Corp., Class A
(a)
............ 3,377 1,063,924
17,763,358
a
Entertainment  — 0.5%
Electronic Arts, Inc. ....................... 16,416 2,119,634
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 13,868 1,337,291
Live Nation Entertainment, Inc.
(a)
.............. 10,635 1,524,634
Warner Bros Discovery, Inc., Series A
(a)(b)
......... 154,055 1,765,470
6,747,029
a
Financial Services  — 7.2%
Apollo Global Management, Inc. ............... 26,094 3,895,051
Fidelity National Information Services, Inc. ........ 35,469 2,522,555
Fiserv, Inc.
(a)
............................ 37,481 8,833,897
Global Payments, Inc. ..................... 16,846 1,773,547
Jack Henry & Associates, Inc. ................ 4,824 837,398
Mastercard, Inc., Class A .................... 54,004 31,123,045
PayPal Holdings, Inc.
(a)
..................... 62,748 4,458,246
Toast, Inc., Class A
(a)
...................... 26,034 1,004,913
Visa, Inc., Class A ........................ 113,937 41,326,089
95,774,741
a
Food Products  — 0.6%
Conagra Brands, Inc. ...................... 31,546 805,685
General Mills, Inc. ........................ 36,316 2,201,476
Hormel Foods Corp. ....................... 19,906 569,909
J M Smucker Co. (The) ..................... 7,033 777,357
Kellanova .............................. 18,150 1,504,635
McCormick & Co., Inc., NVS ................. 16,687 1,378,513
The Campbell's Company ................... 12,848 514,691
7,752,266
a
Security Shares Value
a
Ground Transportation  — 0.2%
JB Hunt Transport Services, Inc. .............. 5,314 $ 856,564
Old Dominion Freight Line, Inc. ............... 12,660 2,234,490
3,091,054
a
Health Care Equipment & Supplies  — 2.0%
Align Technology, Inc.
(a)
..................... 4,645 868,754
Dexcom, Inc.
(a)
.......................... 25,733 2,274,025
Edwards Lifesciences Corp.
(a)
................ 38,858 2,783,010
GE HealthCare Technologies, Inc. ............. 30,101 2,629,322
Hologic, Inc.
(a)
........................... 14,951 947,744
IDEXX Laboratories, Inc.
(a)
................... 5,395 2,358,208
Insulet Corp.
(a)
........................... 4,643 1,264,150
ResMed, Inc. ........................... 9,671 2,258,372
STERIS PLC ............................ 6,473 1,419,270
Stryker Corp. ........................... 22,603 8,729,053
Zimmer Biomet Holdings, Inc. ................ 13,116 1,368,261
26,900,169
a
Health Care Providers & Services  — 1.1%
DaVita, Inc.
(a)
............................ 2,972 439,500
Elevance Health, Inc. ...................... 15,281 6,064,723
HCA Healthcare, Inc. ...................... 12,517 3,833,957
Humana, Inc. ........................... 7,928 2,143,890
Molina Healthcare, Inc.
(a)(b)
................... 3,768 1,134,620
Quest Diagnostics, Inc. ..................... 7,370 1,274,273
14,890,963
a
Health Care REITs  — 0.8%
Alexandria Real Estate Equities, Inc. ............ 10,331 1,056,448
Healthpeak Properties, Inc. .................. 46,069 942,572
Ventas, Inc. ............................ 27,558 1,906,462
Welltower, Inc. ........................... 41,080 6,306,191
10,211,673
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 10,161 2,277,487
a
Hotel & Resort REITs  — 0.1%
Host Hotels & Resorts, Inc. .................. 45,830 739,238
a
Hotels, Restaurants & Leisure  — 2.3%
Booking Holdings, Inc. ..................... 2,180 10,934,902
Darden Restaurants, Inc. ................... 7,719 1,547,351
Domino's Pizza, Inc. ....................... 2,265 1,109,193
DoorDash, Inc., Class A
(a)
................... 23,108 4,585,551
Hilton Worldwide Holdings, Inc. ............... 16,061 4,255,523
Hyatt Hotels Corp., Class A .................. 2,786 392,687
Royal Caribbean Cruises Ltd. ................ 16,829 4,141,617
Yum! Brands, Inc. ........................ 18,387 2,875,175
29,841,999
a
Household Durables  — 0.6%
DR Horton, Inc. .......................... 19,024 2,412,433
Garmin Ltd. ............................. 10,121 2,317,001
NVR, Inc.
(a)
............................. 202 1,463,607
PulteGroup, Inc. ......................... 13,511 1,395,416
7,588,457
a
Household Products  — 0.2%
Church & Dwight Co., Inc. ................... 16,140 1,794,768
Clorox Co. (The) ......................... 8,121 1,270,043
3,064,811
a
Industrial REITs  — 0.6%
Prologis, Inc. ............................ 61,020 7,561,598
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Insurance  — 4.9%
Aflac, Inc. .............................. 34,769 $ 3,806,162
American International Group, Inc. ............. 41,095 3,408,419
Aon PLC, Class A ........................ 12,823 5,246,146
Arch Capital Group Ltd. .................... 24,789 2,303,146
Arthur J Gallagher & Co. .................... 16,458 5,558,525
Assurant, Inc. ........................... 3,378 702,252
Brown & Brown, Inc. ....................... 16,048 1,902,330
Chubb Ltd. ............................. 25,228 7,202,089
Cincinnati Financial Corp. ................... 10,291 1,521,113
Everest Group Ltd. ........................ 2,831 999,966
Hartford Insurance Group, Inc. (The) ............ 19,100 2,259,148
Markel Group, Inc.
(a)
....................... 848 1,639,557
Marsh & McLennan Companies, Inc. ............ 32,357 7,695,789
Principal Financial Group, Inc. ................ 15,068 1,341,655
Progressive Corp. (The) .................... 38,596 10,884,072
Prudential Financial, Inc. .................... 23,455 2,699,671
Travelers Companies, Inc. (The) ............... 14,956 3,865,977
Willis Towers Watson PLC ................... 6,636 2,253,917
65,289,934
a
IT Services  — 2.4%
Accenture PLC, Class A .................... 41,207 14,360,639
Akamai Technologies, Inc.
(a)
.................. 9,898 798,571
Cloudflare, Inc., Class A
(a)
................... 20,125 2,924,163
EPAM Systems, Inc.
(a)
...................... 3,718 766,429
Gartner, Inc.
(a)
........................... 5,083 2,532,961
GoDaddy, Inc., Class A
(a)
.................... 9,249 1,660,195
MongoDB, Inc., Class A
(a)
................... 4,904 1,311,477
Okta, Inc., Class A
(a)
....................... 10,833 980,278
Snowflake, Inc., Class A
(a)
................... 19,574 3,466,555
Twilio, Inc., Class A
(a)
...................... 9,600 1,151,328
VeriSign, Inc.
(a)
.......................... 5,699 1,355,678
31,308,274
a
Life Sciences Tools & Services  — 1.6%
Agilent Technologies, Inc. ................... 18,815 2,406,815
Avantor, Inc.
(a)(b)
.......................... 44,543 743,868
Bio-Rad Laboratories, Inc., Class A
(a)
............ 1,269 336,488
Bio-Techne Corp. ......................... 10,449 645,226
Danaher Corp. .......................... 42,828 8,897,945
Illumina, Inc.
(a)
........................... 10,421 924,759
IQVIA Holdings, Inc.
(a)
...................... 11,957 2,257,482
Mettler-Toledo International, Inc.
(a)
............. 1,391 1,770,353
Revvity, Inc. ............................ 8,018 899,219
Waters Corp.
(a)
.......................... 3,906 1,473,890
West Pharmaceutical Services, Inc. ............ 4,747 1,102,918
21,458,963
a
Machinery  — 3.3%
CNH Industrial N.V. ....................... 57,530 740,986
Cummins, Inc. ........................... 9,038 3,327,611
Deere & Co. ............................ 17,046 8,195,546
Dover Corp. ............................ 9,039 1,796,682
Fortive Corp. ............................ 22,858 1,818,125
IDEX Corp. ............................. 4,999 971,456
Illinois Tool Works, Inc. ..................... 19,456 5,135,995
Ingersoll Rand, Inc. ....................... 26,547 2,250,655
Nordson Corp. ........................... 3,554 747,371
Otis Worldwide Corp. ...................... 26,317 2,625,910
PACCAR, Inc. ........................... 34,543 3,704,391
Parker-Hannifin Corp. ...................... 8,481 5,669,633
Pentair PLC ............................ 10,883 1,025,179
Snap-on, Inc. ........................... 3,451 1,177,378
Stanley Black & Decker, Inc. ................. 10,146 877,933
Westinghouse Air Brake Technologies Corp. ....... 11,324 2,099,017
Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 16,006 $ 2,095,025
44,258,893
a
Media  — 1.0%
Charter Communications, Inc., Class A
(a)
......... 6,088 2,213,414
Comcast Corp., Class A .................... 251,481 9,023,138
Interpublic Group of Companies, Inc. (The) ....... 24,411 668,862
Omnicom Group, Inc. ...................... 13,014 1,077,039
12,982,453
a
Metals & Mining  — 0.4%
Newmont Corp. .......................... 75,004 3,213,171
Reliance, Inc. ........................... 3,566 1,059,673
Steel Dynamics, Inc. ....................... 9,529 1,287,082
5,559,926
a
Mortgage REITs  — 0.1%
Annaly Capital Management, Inc. .............. 36,930 810,983
a
Office REITs  — 0.1%
BXP, Inc. .............................. 9,837 697,738
a
Personal Care Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 15,475 1,112,807
Kenvue, Inc. ............................ 126,313 2,980,987
4,093,794
a
Pharmaceuticals  — 0.4%
Royalty Pharma PLC, Class A ................ 24,882 837,030
Zoetis, Inc., Class A ....................... 29,724 4,971,042
5,808,072
a
Professional Services  — 1.6%
Automatic Data Processing, Inc. ............... 26,843 8,460,377
Booz Allen Hamilton Holding Corp., Class A ....... 8,418 892,813
Broadridge Financial Solutions, Inc. ............ 7,700 1,857,394
Dayforce, Inc.
(a)(b)
......................... 9,871 611,903
Equifax, Inc. ............................ 8,157 2,000,096
Paychex, Inc. ........................... 21,349 3,238,003
Paycom Software, Inc. ..................... 3,426 751,904
TransUnion ............................. 12,783 1,181,533
Verisk Analytics, Inc. ....................... 9,302 2,761,857
21,755,880
a
Real Estate Management & Development  — 0.4%
CBRE Group, Inc., Class A
(a)
................. 20,162 2,861,794
CoStar Group, Inc.
(a)
....................... 27,010 2,059,513
4,921,307
a
Residential REITs  — 0.4%
American Homes 4 Rent, Class A .............. 21,965 812,925
AvalonBay Communities, Inc. ................ 9,372 2,119,759
Equity Residential ........................ 22,561 1,673,349
Invitation Homes, Inc. ...................... 38,245 1,300,712
5,906,745
a
Retail REITs  — 0.4%
Kimco Realty Corp. ....................... 44,558 984,732
Regency Centers Corp. .................... 11,418 875,761
Simon Property Group, Inc. .................. 21,495 4,000,004
5,860,497
a
Semiconductors & Semiconductor Equipment  — 26.7%
Advanced Micro Devices, Inc.
(a)
............... 106,915 10,676,532
Analog Devices, Inc. ....................... 32,684 7,519,281
Applied Materials, Inc. ..................... 53,608 8,473,817
Broadcom, Inc. .......................... 293,374 58,507,577

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. ............................ 9,905 $ 1,002,584
First Solar, Inc.
(a)
......................... 6,677 909,274
Intel Corp. ............................. 284,016 6,739,700
KLA Corp. .............................. 8,813 6,247,007
Lam Research Corp. ...................... 84,770 6,505,250
Marvell Technology, Inc. .................... 57,008 5,234,474
Microchip Technology, Inc. ................... 35,381 2,082,526
Micron Technology, Inc. ..................... 73,405 6,872,910
Monolithic Power Systems, Inc. ............... 3,214 1,963,786
NVIDIA Corp. ........................... 1,613,469 201,554,547
NXP Semiconductors N.V. ................... 16,744 3,609,839
ON Semiconductor Corp.
(a)
.................. 28,053 1,319,894
QUALCOMM, Inc. ........................ 73,197 11,504,372
Skyworks Solutions, Inc. .................... 10,534 702,196
Teradyne, Inc. ........................... 10,717 1,177,370
Texas Instruments, Inc. ..................... 60,099 11,778,803
354,381,739
a
Software  — 7.4%
Adobe, Inc.
(a)
............................ 28,680 12,577,901
ANSYS, Inc.
(a)
........................... 5,762 1,920,187
Aspen Technology, Inc.
(a)
.................... 1,876 497,609
Atlassian Corp., Class A
(a)
................... 10,635 3,023,105
Autodesk, Inc.
(a)
.......................... 14,166 3,884,459
Bentley Systems, Inc., Class B ................ 10,386 455,945
Cadence Design Systems, Inc.
(a)
.............. 18,069 4,526,285
Datadog, Inc., Class A
(a)
.................... 18,528 2,159,438
DocuSign, Inc.
(a)
......................... 13,310 1,106,993
Dynatrace, Inc.
(a)
......................... 19,561 1,119,867
Fair Isaac Corp.
(a)
......................... 1,604 3,025,705
Fortinet, Inc.
(a)
........................... 42,922 4,636,005
Gen Digital, Inc. .......................... 36,603 1,000,360
HubSpot, Inc.
(a)
.......................... 3,239 2,345,004
Intuit, Inc. .............................. 18,442 11,320,437
Manhattan Associates, Inc.
(a)
................. 4,045 715,480
MicroStrategy, Inc., Class A
(a)(b)
................ 14,945 3,817,401
Nutanix, Inc., Class A
(a)
..................... 16,730 1,286,370
Palo Alto Networks, Inc.
(a)(b)
.................. 43,219 8,230,194
PTC, Inc.
(a)
............................. 7,926 1,296,931
Roper Technologies, Inc. .................... 7,064 4,128,908
Samsara, Inc., Class A
(a)
.................... 17,129 816,711
ServiceNow, Inc.
(a)
........................ 13,573 12,619,633
Synopsys, Inc.
(a)
......................... 10,201 4,664,713
Tyler Technologies, Inc.
(a)
................... 2,829 1,721,248
Workday, Inc., Class A
(a)
.................... 14,100 3,713,094
Zscaler, Inc.
(a)
........................... 6,570 1,289,231
97,899,214
a
Specialized REITs  — 1.9%
American Tower Corp. ..................... 30,787 6,330,423
Crown Castle, Inc. ........................ 28,633 2,694,365
Digital Realty Trust, Inc. .................... 21,854 3,416,217
Equinix, Inc. ............................ 6,357 5,750,669
Iron Mountain, Inc. ........................ 19,333 1,801,256
Public Storage ........................... 10,388 3,154,005
SBA Communications Corp., Class A ............ 7,083 1,543,386
24,690,321
a
Specialty Retail  — 5.0%
AutoZone, Inc.
(a)
......................... 1,105 3,859,776
Best Buy Co., Inc. ........................ 13,381 1,203,086
CarMax, Inc.
(a)(b)
.......................... 10,099 837,914
Carvana Co., Class A
(a)
..................... 7,566 1,763,634
Dick's Sporting Goods, Inc. .................. 3,839 864,159
Home Depot, Inc. (The) .................... 65,445 25,955,487
Security Shares Value
a
Specialty Retail (continued)
Lowe's Companies, Inc. .................... 37,201 $ 9,249,657
O'Reilly Automotive, Inc.
(a)
................... 3,803 5,223,953
Ross Stores, Inc. ......................... 21,737 3,050,136
TJX Companies, Inc. (The) .................. 74,062 9,239,975
Tractor Supply Co. ........................ 35,194 1,947,988
Ulta Beauty, Inc.
(a)
........................ 3,056 1,119,596
Williams-Sonoma, Inc. ..................... 8,110 1,578,044
65,893,405
a
Technology Hardware, Storage & Peripherals  — 0.5%
Hewlett Packard Enterprise Co. ............... 86,103 1,705,700
NetApp, Inc. ............................ 13,394 1,336,855
Pure Storage, Inc., Class A
(a)
................. 20,418 1,071,332
SanDisk Corp.
(a)
.......................... 1 47
Seagate Technology Holdings PLC ............. 13,979 1,424,600
Western Digital Corp.
(a)
..................... 22,919 1,121,427
6,659,961
a
Textiles, Apparel & Luxury Goods  — 0.3%
Deckers Outdoor Corp.
(a)
.................... 10,009 1,394,854
Lululemon Athletica, Inc.
(a)
................... 7,303 2,670,050
4,064,904
a
Trading Companies & Distributors  — 0.9%
Fastenal Co. ............................ 37,743 2,858,277
Ferguson Enterprises, Inc. ................... 13,173 2,338,208
United Rentals, Inc. ....................... 4,323 2,776,749
Watsco, Inc. ............................ 2,305 1,162,481
WW Grainger, Inc. ........................ 2,887 2,948,233
12,083,948
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 12,894 1,753,197
a
Total Long-Term Investments — 99.9%
(Cost: $1,055,775,042) ............................... 1,326,398,155
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.50%
(c)(d)(e)
...................... 13,291,554 13,298,200
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.33%
(c)(d)
............................ 1,616,322 1,616,322
a
Total Short-Term Securities — 1.1%
(Cost: $14,913,148) ................................. 14,914,522
Total Investments — 101.0%
(Cost: $1,070,688,190) ............................... 1,341,312,677
Liabilities in Excess of Other Assets — (1.0)% ............... (12,822,422)
Net Assets — 100.0% ................................. $ 1,328,490,255
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2025
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
  Shares Held
at 02/28/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,738,373  $ 3,562,094
(a)
$ —  $ (911) $ (1,356) $ 13,298,200  13,291,554  $ 15,104
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,860,375  —  (244,053)
(a)
—  —  1,616,322  1,616,322  45,430  —
BlackRock, Inc. . 7,774,504  1,313,380  (225,456) 7,739  608,432  9,478,599  9,694  92,642  —
$ 6,828  $ 607,076
$ 24,393,121
$ 153,176  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 4 03/21/25 $ 1,193 $ (1,475)
E-Mini Technology Select Sector Index ...................................................... 3 03/21/25 683 (23,351)
$ (24,826)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 24,826 $ — $ — $ — $ 24,826
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 111,218 $ — $ — $ — $ 111,218
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (45,556) $ — $ — $ — $ (45,556)

Schedule of Investments
(unaudited) (continued)
February 28, 2025
iShares
®
ESG Advanced MSCI USA ETF
14
2025
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,166,043
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,326,398,155  $ —  $ —  $ 1,326,398,155
Short-Term Securities
Money Market Funds ...................................... 14,914,522  —  —  14,914,522
$ 1,341,312,677  $ —  $ —  $ 1,341,312,677
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (24,826) $ —  $ —  $ (24,826)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

15
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2025
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 2,280,176,448  $ 1,316,919,556
Investments, at value — affiliated
(c)
........................................................................ 25,725,243  24,393,121
Cash ............................................................................................ 73,559  5,941
Cash pledged:
Futures contracts .................................................................................. 489,000  106,000
Receivables:
Investments sold .................................................................................. 5,782,341  20,905,458
Securities lending income — affiliated .................................................................... 12,268  3,286
Capital shares sold ................................................................................. —  13,226
Dividends — unaffiliated ............................................................................. 2,477,408  698,931
Dividends — affiliated ............................................................................... 21,162  5,078
Variation margin on futures contracts ..................................................................... 127,547  25,830
Total assets .......................................................................................
2,314,884,976  1,363,076,427
LIABILITIES
Collateral on securities loaned ........................................................................... 10,147,147  13,296,579
Payables:
Investments purchased .............................................................................. 10,194,547  21,186,367
Capital shares redeemed ............................................................................. 7,976  —
Investment advisory fees ............................................................................. 144,060  103,226
Total liabilities ......................................................................................
20,493,730  34,586,172
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 2,294,391,246  $ 1,328,490,255
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 1,666,014,854  $ 1,081,438,863
Accumulated earnings ................................................................................ 628,376,392  247,051,392
NET ASSETS ......................................................................................
$ 2,294,391,246  $ 1,328,490,255
NET ASSET VALUE
Shares outstanding .................................................................................. 32,025,000  26,600,000
Net asset value ..................................................................................... $ 71.64  $ 49.94
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 10,082,614  $ 13,392,515
(b)
Investments, at cost — unaffiliated ...................................................................... $ 1,805,537,037  $ 1,048,366,733
(c)
Investments, at cost — affiliated ........................................................................ $ 23,479,074  $ 22,321,457

16
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2025
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 15,556,886  $ 7,020,254
Dividends — affiliated .............................................................................. 217,725  138,072
Interest — unaffiliated .............................................................................. 7,958  3,252
Securities lending income — affiliated — net ............................................................... 17,605  15,104
Foreign taxes withheld ............................................................................. (1,630) (1,777)
Total investment income ..............................................................................
15,798,544  7,174,905
EXPENSES
Investment advisory ............................................................................... 941,873  629,938
Total expenses .................................................................................... 941,873  629,938
Net investment income ...............................................................................
14,856,671  6,544,967
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (5,865,664) (2,934,577)
Investments — affiliated ........................................................................... (4,462) (11,569)
Futures contracts ............................................................................... 407,733  111,218
In-kind redemptions — unaffiliated
(a)
................................................................... 168,555,860  8,832,528
In-kind redemptions — affiliated
(a)
.................................................................... 520,667  18,397
163,614,134  6,015,997
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 3,110,163  30,814,698
Investments — affiliated ........................................................................... 269,776  607,076
Futures contracts ............................................................................... (153,229) (45,556)
3,226,710  31,376,218
Net realized and unrealized gain ........................................................................
166,840,844  37,392,215
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 181,697,515  $ 43,937,182
(a)
See Note 2 of the Notes to Financial Statements.

17
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Climate Conscious & Transition MSCI USA
ETF
iShares
ESG Advanced MSCI USA ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 14,856,671  $ 28,236,242  $ 6,544,967  $ 10,460,841
Net realized gain ........................................... 163,614,134  128,603,547  6,015,997  42,107,729
Net change in unrealized appreciation (depreciation) ................... 3,226,710  347,871,307  31,376,218  208,664,029
Net increase in net assets resulting from operations ......................
181,697,515  504,711,096  43,937,182  261,232,599
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(16,858,400)
(b)
(30,930,637) (7,555,796)
(b)
(10,313,476)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(22,425,537) (620,848,490) 155,143,103  163,052,552
NET ASSETS
Total increase (decrease) in net assets .............................. 142,413,578  (147,068,031) 191,524,489  413,971,675
Beginning of period ...........................................
2,151,977,668  2,299,045,699  1,136,965,766  722,994,091
End of period ...............................................
$ 2,294,391,246  $ 2,151,977,668  $ 1,328,490,255  $ 1,136,965,766
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

18
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Climate Conscious & Transition MSCI USA ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Period From
06/06/23
(a)
to 08/31/23
Net asset value, beginning of period .....................................................
$ 67.14  $ 53.28  $ 50.07
Net investment income
(b)
............................................................. 0 .44  0 .79  0 .18
Net realized and unrealized gain
(c)
.......................................................
4 .56  13.88  3 .03
Net increase from investment operations ....................................................
5 .00  14.67  3 .21
Distributions from net investment income
(d)
................................................... ( 0 .50 )
(e)
( 0 .81 ) —
Net asset value, end of period ..........................................................
$ 71.64  $ 67.14  $ 53.28
Total Return
(f)
– – –
Based on net asset value ..............................................................
7 .46%
(g)
27.83% 6 .41%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .08%
(i)
0 .08% 0 .08%
(i)
Net investment income ................................................................
1 .26%
(i)
1 .36% 1 .48%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 2,294,391  $ 2,151,978  $ 2,299,046
Portfolio turnover rate
(j)
................................................................
5% 21% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

19
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Six Months
Ended
02/28/25
(unaudited)
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Period From
06/16/20
(a)
to 08/31/20
Net asset value, beginning of period ......
$ 48.28  $ 36.79  $ 30.93  $ 38.10  $ 29.04  $ 25.43
Net investment income
(b)
.............. 0 .26  0 .48  0 .45  0 .42  0 .38  0 .06
Net realized and unrealized gain (loss)
(c)
....
1 .70  11.50  5 .85  ( 7 .20 ) 8 .99  3 .55
Net increase (decrease) from investment
operations ........................
1 .96  11.98  6 .30  ( 6 .78 ) 9 .37  3 .61
Distributions
(d)
– – – – – –
From net investment income ........... ( 0 .30 )
(e)
( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .30 ) —
From net realized gains ............... —  —  —  —  ( 0 .01 ) —
Total distributions ....................
( 0 .30 ) ( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .31 ) —
Net asset value, end of period ...........
$ 49.94  $ 48.28  $ 36.79  $ 30.93  $ 38.10  $ 29.04
Total Return
(f)
– – – – – –
Based on net asset value ...............
4 .07%
(g)
32.83% 20.65% (17.95) % 32.53% 14.20%
(g)
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0 .10%
(i)
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
(i)
Net investment income .................
1 .04%
(i)
1 .15% 1 .39% 1 .23% 1 .09% 1 .16%
(i)
Supplemental Data
Net assets, end of period (000) ...........
$ 1,328,490  $ 1,136,966  $ 722,994  $ 589,182  $ 419,105  $ 5,808
Portfolio turnover rate
(j)
.................
4% 19% 12% 24% 29% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
20
2025
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
iShares ETF
Diversification
Classification
Climate Conscious & Transition MSCI USA ................................................................................... Non-diversified
ESG Advanced MSCI USA .............................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
22
2025
iShares Semi-Annual Financial Statements and Additional Information
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Climate Conscious & Transition MSCI USA
National Financial Services LLC .................................. $ 1,276,314  $ (1,276,314) $ —  $ —
State Street Bank & Trust Co. .................................... 2,179  (2,179) —  —
UBS AG .................................................. 428,852  (428,852) —  —
Wells Fargo Bank NA ......................................... 8,375,269  (8,375,269) —  —
$ 10,082,614  $ (10,082,614)
$ —
$ —
a
ESG Advanced MSCI USA
Barclays Bank PLC ........................................... 1,642,777  (1,642,777) —  —
BNP Paribas SA ............................................. 71,859  (71,859) —  —
Citigroup Global Markets, Inc. .................................... 1,737,943  (1,706,304) —  31,639
J.P. Morgan Securities LLC ..................................... 2,977,262  (2,857,027) —  120,235
Wells Fargo Bank NA ......................................... 6,962,674  (6,962,674) —  —
$ 13,392,515  $ (13,240,641)
$ —
$ 151,874
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  February 28, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
Climate Conscious & Transition MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
Climate Conscious & Transition MSCI USA .................................................................................. $ 7,244
ESG Advanced MSCI USA ............................................................................................. 5,978

Notes to Financial Statements
(unaudited) (continued)
24
2025
iShares Semi-Annual Financial Statements and Additional Information
For the six months ended February 28, 2025 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2025 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war,
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Climate Conscious & Transition MSCI USA .............................................. $ 70,541,641  $ 71,130,719  $ (2,713,231)
ESG Advanced MSCI USA ......................................................... 13,765,688  22,224,311  (408,904)
iShares ETF Purchases Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 124,262,144  $ 131,443,217
ESG Advanced MSCI USA ........................................................................... 50,193,184  50,329,580
iShares ETF In-kind Purchases In-kind Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 507,944,357  $ 525,248,107
ESG Advanced MSCI USA ........................................................................... 175,184,494  20,985,582
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Climate Conscious & Transition MSCI USA ...................................................................................
$ (16,121,811)
ESG Advanced MSCI USA ..............................................................................................
(28,566,491)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Climate Conscious & Transition MSCI USA ............................ $ 1,829,181,043  $ 518,109,143  $ (41,445,020) $ 476,664,123
ESG Advanced MSCI USA ....................................... 1,073,424,891  331,001,728  (63,138,768) 267,862,960

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
26
2025
iShares Semi-Annual Financial Statements and Additional Information
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
Climate Conscious & Transition MSCI USA
Shares sold ............................................... 7,350,000  $ 509,234,803  6,850,000  $ 388,408,682
Shares redeemed ........................................... (7,375,000) (531,660,340) (17,950,000) (1,009,257,172)
(25,000) $ (22,425,537) (11,100,000) $ (620,848,490)
ESG Advanced MSCI USA
Shares sold ............................................... 3,450,000  $ 175,814,315  7,850,000  $ 335,482,317
Shares redeemed ........................................... (400,000) (20,671,212) (3,950,000) (172,429,765)
3,050,000  $ 155,143,103  3,900,000  $ 163,052,552

Additional Information
27
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
28
2025
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 22, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: April 22, 2025